UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2020

WESTERN ASSET

CORE PLUS BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 30% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Core Plus Bond Fund for the six-month reporting period ended June 30, 2020. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

On July 31, 2020, Franklin Resources, Inc. (“Franklin Resources”) acquired Legg Mason, Inc. (“Legg Mason”) in an all-cash transaction. As a result of the transaction, Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and the subadviser(s) became indirect, wholly-owned subsidiaries of Franklin Resources. Under the Investment Company Act of 1940, as amended, consummation of the transaction automatically terminated the management and subadvisory agreements that were in place for the Fund prior to the transaction. The Fund’s manager and subadviser(s) continue to provide uninterrupted services with respect to the Fund pursuant to either new management and subadvisory agreements that were approved by Fund shareholders or interim management and subadvisory agreements that were approved by the Fund’s board for use while the Fund continues to seek shareholder approval of the new agreements.

Franklin Resources, whose principal executive offices are at One Franklin Parkway, San Mateo, California 94403, is a global investment management organization operating, together with its subsidiaries, as Franklin Templeton. As of June 30, 2020, after giving effect to the transaction described above, Franklin Templeton’s asset management operations had aggregate assets under management of approximately $1.4 trillion.

II	Western Asset Core Plus Bond Fund

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

Western Asset Core Plus Bond Fund	III

Performance review

For the six months ended June 30, 2020, Class I shares of Western Asset Core Plus Bond Fund returned 4.20%. The Fund’s unmanaged benchmark, the Bloomberg Barclays U.S. Aggregate Indexi, returned 6.14% for the same period. The Lipper Core Plus Bond Funds Category Averageii returned 5.14% over the same time frame.

Performance Snapshot as of June 30, 2020 (unaudited)
(excluding sales charges)	6 months
Western Asset Core Plus Bond Fund:
Class A	3.93%
Class C	3.65%
Class C1	3.76%
Class FI	4.00%
Class R	3.85%
Class I	4.20%
Class IS	4.21%
Bloomberg Barclays U.S. Aggregate Index	6.14%
Lipper Core Plus Bond Funds Category Average	5.14%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2020 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 1.46%, 0.83%, 1.01%, 1.52%, 1.21%, 1.89% and 1.91%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A shares and Class I shares would have been 1.44% and 1.81%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2020, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.83%, 1.52%, 1.20%, 0.82%, 1.12%, 0.52% and 0.42%, respectively.

IV	Western Asset Core Plus Bond Fund

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.51% for Class C1 shares, 0.85% for Class FI shares, 1.15% for Class R shares, 0.45% for Class I shares and 0.45% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2020

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in high-yield bonds (commonly known as “junk bonds”), which are rated below investment grade and carry more risk than higher rated securities. Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately

Western Asset Core Plus Bond Fund	V

Performance review (cont’d)

increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 309 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Western Asset Core Plus Bond Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2020 and December 31, 2019 and does not include derivatives such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Amount represents less than 0.1%.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2020 and held for the six months ended June 30, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	3.93%	$1,000.00	$1,039.30	0.82%	$4.16	Class A	5.00%	$1,000.00	$1,020.79	0.82%	$4.12
Class C	3.65	1,000.00	1,036.50	1.51	7.65	Class C	5.00	1,000.00	1,017.35	1.51	7.57
Class C1	3.76	1,000.00	1,037.60	1.29	6.54	Class C1	5.00	1,000.00	1,018.45	1.29	6.47
Class FI	4.00	1,000.00	1,040.00	0.82	4.16	Class FI	5.00	1,000.00	1,020.79	0.82	4.12
Class R	3.85	1,000.00	1,038.50	1.12	5.68	Class R	5.00	1,000.00	1,019.29	1.12	5.62
Class I	4.20	1,000.00	1,042.00	0.45	2.28	Class I	5.00	1,000.00	1,022.63	0.45	2.26
Class IS	4.21	1,000.00	1,042.10	0.42	2.13	Class IS	5.00	1,000.00	1,022.77	0.42	2.11

2	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

[1]	For the six months ended June 30, 2020.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 36.9%
Communication Services — 3.1%
Diversified Telecommunication Services — 1.1%
Altice France SA, Senior Secured Notes	7.375%	5/1/26	34,775,000	$36,299,884	(a)
AT&T Inc., Senior Notes	3.000%	2/15/22	2,516,000	2,620,245
AT&T Inc., Senior Notes	3.400%	5/15/25	31,645,000	34,799,026
AT&T Inc., Senior Notes	3.800%	2/15/27	1,250,000	1,409,046
AT&T Inc., Senior Notes	2.300%	6/1/27	25,680,000	26,627,279
AT&T Inc., Senior Notes	6.250%	3/29/41	970,000	1,334,362
AT&T Inc., Senior Notes	4.350%	6/15/45	25,026,000	28,206,632
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	5,794,000	6,064,493	(a)
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	6,160,000	7,684,492
Telefonica Emisiones SA, Senior Notes	4.895%	3/6/48	11,960,000	14,473,091
Verizon Communications Inc., Senior Notes	3.500%	11/1/24	6,660,000	7,375,864
Verizon Communications Inc., Senior Notes	3.376%	2/15/25	36,618,000	40,769,122
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	5,622,000	6,122,226
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	5,755,000	6,792,219
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	4,820,000	5,355,037
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	27,937,000	33,646,603
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	4,900,000	5,799,722
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	10,510,000	11,813,697
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	18,345,000	22,875,000
Verizon Communications Inc., Senior Notes	4.400%	11/1/34	2,200,000	2,742,215
Verizon Communications Inc., Senior Notes	4.272%	1/15/36	1,140,000	1,411,495
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	11,010,000	14,757,424

See Notes to Financial Statements.

4	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Telecommunication Services — continued
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	4,840,000	$5,910,876
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	9,310,000	11,675,705
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	12,748,000	17,339,773
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	1,455,000	2,160,331
Verizon Communications Inc., Senior Notes	4.522%	9/15/48	5,339,000	7,074,925
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,170,000	18,209,192
Total Diversified Telecommunication Services				381,349,976
Entertainment — 0.0%††
Netflix Inc., Senior Notes	5.375%	2/1/21	2,675,000	2,742,704
ViacomCBS Inc., Senior Notes	3.875%	4/1/24	1,720,000	1,852,893
Walt Disney Co., Senior Notes	4.500%	2/15/21	8,000	8,203
Walt Disney Co., Senior Notes	6.200%	12/15/34	260,000	376,090
Walt Disney Co., Senior Notes	6.650%	11/15/37	5,240,000	7,864,673
Total Entertainment				12,844,563
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	7,837,000	8,119,524	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	5,450,000	5,632,575	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	8/15/30	1,460,000	1,494,536	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	15,743,000	15,959,466	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	29,327,000	33,633,070

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	55,869,000	$62,707,794
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	19,860,000	23,459,445
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	5,060,000	5,139,839
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	15,910,000	19,183,472
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	6,620,000	8,783,799
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	450,000	561,029
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	6,040,000	6,712,542
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	2,608,000	3,522,405

See Notes to Financial Statements.

6	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Cable Communications Holdings Inc., Senior Notes	9.455%	11/15/22	3,150,000	$3,826,309
Comcast Corp., Senior Notes	3.100%	4/1/25	949,000	1,047,316
Comcast Corp., Senior Notes	3.375%	8/15/25	3,940,000	4,391,965
Comcast Corp., Senior Notes	3.950%	10/15/25	26,460,000	30,343,145
Comcast Corp., Senior Notes	3.150%	3/1/26	9,960,000	11,136,054
Comcast Corp., Senior Notes	3.300%	4/1/27	12,400,000	13,935,317
Comcast Corp., Senior Notes	4.150%	10/15/28	55,830,000	66,974,456
Comcast Corp., Senior Notes	3.400%	4/1/30	7,960,000	9,109,074
Comcast Corp., Senior Notes	4.250%	10/15/30	14,475,000	17,752,612
Comcast Corp., Senior Notes	4.250%	1/15/33	1,710,000	2,101,042
Comcast Corp., Senior Notes	4.200%	8/15/34	244,000	297,255
Comcast Corp., Senior Notes	5.650%	6/15/35	60,000	84,916
Comcast Corp., Senior Notes	6.500%	11/15/35	2,250,000	3,426,064
Comcast Corp., Senior Notes	3.900%	3/1/38	8,310,000	9,880,242
Comcast Corp., Senior Notes	3.250%	11/1/39	1,580,000	1,755,195
Comcast Corp., Senior Notes	3.750%	4/1/40	2,020,000	2,373,589
Comcast Corp., Senior Notes	3.400%	7/15/46	1,550,000	1,724,962
Comcast Corp., Senior Notes	3.969%	11/1/47	221,000	262,490
Comcast Corp., Senior Notes	4.000%	3/1/48	2,230,000	2,716,399
Comcast Corp., Senior Notes	4.700%	10/15/48	3,560,000	4,796,194
Comcast Corp., Senior Notes	3.999%	11/1/49	2,626,000	3,177,036
Comcast Corp., Senior Notes	3.450%	2/1/50	11,030,000	12,677,298
DISH DBS Corp., Senior Notes	5.875%	11/15/24	17,424,000	17,366,762
DISH DBS Corp., Senior Notes	7.750%	7/1/26	3,240,000	3,440,459
Fox Corp., Senior Notes	4.709%	1/25/29	2,110,000	2,538,227
Fox Corp., Senior Notes	5.476%	1/25/39	13,410,000	17,951,888
Fox Corp., Senior Notes	5.576%	1/25/49	430,000	599,795
Prosus NV, Senior Notes	4.850%	7/6/27	18,070,000	20,301,826	(a)
Time Warner Cable LLC, Senior Secured Notes	4.125%	2/15/21	8,351,000	8,447,046
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	8,925,000	12,312,385
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	3,295,000	4,388,774
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	8,447,000	10,456,177
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	7/15/33	2,060,000	3,106,482

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	8/15/26	200,000	$205,169	(a)
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	2,820,000	2,951,990	(a)
Total Media				502,765,406
Wireless Telecommunication Services — 0.5%
CSC Holdings LLC, Secured Notes	5.375%	7/15/23	400,000	406,080	(a)
CSC Holdings LLC, Senior Notes	5.375%	2/1/28	760,000	796,408	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	450,000	446,625	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	635,000	774,859
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	10,530,000	15,081,593
Sprint Corp., Senior Notes	7.875%	9/15/23	930,000	1,048,570
Sprint Corp., Senior Notes	7.625%	2/15/25	5,365,000	6,201,457
Sprint Spectrum Co. LLC/ Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC, Senior Secured Notes	3.360%	9/20/21	1,437,500	1,457,258	(a)
Sprint Spectrum Co. LLC/ Sprint Spectrum Co. II LLC/ Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	1,690,000	1,840,182	(a)
T-Mobile USA Inc., Senior Notes	6.000%	3/1/23	500,000	502,935
T-Mobile USA Inc., Senior Notes	6.000%	4/15/24	320,000	327,941
T-Mobile USA Inc., Senior Secured Notes	3.500%	4/15/25	57,300,000	62,472,184	(a)
T-Mobile USA Inc., Senior Secured Notes	3.750%	4/15/27	2,920,000	3,239,506	(a)
T-Mobile USA Inc., Senior Secured Notes	3.875%	4/15/30	32,290,000	35,998,022	(a)

See Notes to Financial Statements.

8	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
T-Mobile USA Inc., Senior Secured Notes	4.375%	4/15/40	4,880,000	$5,666,144	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	23,910,000	28,455,700
Total Wireless Telecommunication Services				164,715,464
Total Communication Services				1,061,675,409
Consumer Discretionary — 2.1%
Auto Components — 0.0%††
American Axle & Manufacturing Inc., Senior Notes	6.625%	10/15/22	245,000	248,752
Automobiles — 0.3%
BMW US Capital LLC, Senior Notes	1.850%	9/15/21	1,590,000	1,604,993	(a)
Ford Motor Co., Senior Notes	8.500%	4/21/23	4,890,000	5,180,344
Ford Motor Co., Senior Notes	9.000%	4/22/25	3,850,000	4,173,689
Ford Motor Co., Senior Notes	4.750%	1/15/43	2,720,000	2,154,906
Ford Motor Credit Co. LLC, Senior Notes	5.750%	2/1/21	2,940,000	2,962,197
Ford Motor Credit Co. LLC, Senior Notes	3.336%	3/18/21	900,000	893,552
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	21,080,000	21,327,058
Ford Motor Credit Co. LLC, Senior Notes	3.664%	9/8/24	1,190,000	1,126,287
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	290,000	290,841
General Motors Co., Senior Notes	5.400%	10/2/23	5,770,000	6,243,506
General Motors Co., Senior Notes	6.125%	10/1/25	10,170,000	11,440,652
General Motors Co., Senior Notes	5.150%	4/1/38	2,050,000	1,967,113
General Motors Co., Senior Notes	6.250%	10/2/43	3,640,000	3,872,976
General Motors Co., Senior Notes	5.950%	4/1/49	8,120,000	8,548,131
General Motors Financial Co. Inc., Senior Notes	2.450%	11/6/20	3,110,000	3,115,050
General Motors Financial Co. Inc., Senior Notes	4.375%	9/25/21	3,650,000	3,749,559

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Automobiles — continued
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	7,930,000	$8,087,781
General Motors Financial Co. Inc., Senior Notes	4.250%	5/15/23	920,000	961,447
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	2,340,000	2,424,528
Total Automobiles				90,124,610
Diversified Consumer Services — 0.0%††
Prime Security Services Borrower LLC/Prime Finance Inc., Senior Secured Notes	5.750%	4/15/26	8,450,000	8,782,423	(a)
Service Corp. International, Senior Notes	7.500%	4/1/27	3,592,000	4,089,708
Total Diversified Consumer Services				12,872,131
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.250%	5/15/24	6,388,000	6,405,695	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	1,225,000	1,288,547	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.250%	6/1/25	320,000	348,963
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	1,996,000	2,185,430
Hilton Domestic Operating Co. Inc., Senior Notes	5.375%	5/1/25	10,770,000	10,817,119	(a)
Hilton Domestic Operating Co. Inc., Senior Notes	5.125%	5/1/26	3,130,000	3,127,465
Hilton Domestic Operating Co. Inc., Senior Notes	5.750%	5/1/28	4,400,000	4,463,250	(a)
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.625%	4/1/25	605,000	593,720
Hilton Worldwide Finance LLC/ Hilton Worldwide Finance Corp., Senior Notes	4.875%	4/1/27	4,930,000	4,824,325
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	27,970,000	27,889,430

See Notes to Financial Statements.

10	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	2,130,000	$2,071,235
McDonald’s Corp., Senior Notes	3.375%	5/26/25	1,719,000	1,908,540
McDonald’s Corp., Senior Notes	3.300%	7/1/25	9,140,000	10,165,578
McDonald’s Corp., Senior Notes	1.450%	9/1/25	2,140,000	2,196,619
McDonald’s Corp., Senior Notes	3.700%	1/30/26	16,745,000	18,997,496
McDonald’s Corp., Senior Notes	3.500%	3/1/27	12,680,000	14,369,480
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,360,000	3,821,105
McDonald’s Corp., Senior Notes	3.800%	4/1/28	4,300,000	5,030,655
McDonald’s Corp., Senior Notes	3.600%	7/1/30	9,300,000	10,721,433
McDonald’s Corp., Senior Notes	3.625%	9/1/49	1,610,000	1,774,654
McDonald’s Corp., Senior Notes	4.200%	4/1/50	17,130,000	20,862,670
Sands China Ltd., Senior Notes	4.600%	8/8/23	18,048,000	19,046,054
Sands China Ltd., Senior Notes	5.125%	8/8/25	17,040,000	18,521,713
Sands China Ltd., Senior Notes	3.800%	1/8/26	12,530,000	12,927,201	(a)
Sands China Ltd., Senior Notes	5.400%	8/8/28	6,900,000	7,640,646
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	9,225,000	6,870,918	(a)
Total Hotels, Restaurants & Leisure				218,869,941
Household Durables — 0.1%
Lennar Corp., Senior Notes	4.500%	4/30/24	5,640,000	5,879,108
Lennar Corp., Senior Notes	4.750%	5/30/25	1,350,000	1,444,642
Lennar Corp., Senior Notes	5.000%	6/15/27	420,000	455,095
Lennar Corp., Senior Notes	4.750%	11/29/27	8,000,000	8,697,600
Newell Brands Inc., Senior Notes	4.350%	4/1/23	2,188,000	2,264,142

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Household Durables — continued
Newell Brands Inc., Senior Notes	4.700%	4/1/26	150,000	$157,857
Toll Brothers Finance Corp., Senior Notes	4.375%	4/15/23	4,740,000	4,935,027
Total Household Durables				23,833,471
Internet & Direct Marketing Retail — 0.4%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	17,270,000	17,441,724
Amazon.com Inc., Senior Notes	1.200%	6/3/27	21,140,000	21,479,915
Amazon.com Inc., Senior Notes	3.150%	8/22/27	15,280,000	17,498,645
Amazon.com Inc., Senior Notes	1.500%	6/3/30	19,890,000	20,175,953
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,800,000	8,430,563
Amazon.com Inc., Senior Notes	4.950%	12/5/44	10,095,000	14,439,374
Amazon.com Inc., Senior Notes	4.050%	8/22/47	8,290,000	10,803,426
Amazon.com Inc., Senior Notes	2.500%	6/3/50	16,950,000	17,492,339
Amazon.com Inc., Senior Notes	4.250%	8/22/57	3,240,000	4,333,673
Total Internet & Direct Marketing Retail				132,095,612
Multiline Retail — 0.0%††
Dollar General Corp., Senior Notes	3.250%	4/15/23	1,380,000	1,474,021
Specialty Retail — 0.4%
Home Depot Inc., Senior Notes	2.500%	4/15/27	8,648,000	9,489,242
Home Depot Inc., Senior Notes	3.900%	12/6/28	1,590,000	1,903,181
Home Depot Inc., Senior Notes	2.700%	4/15/30	9,310,000	10,244,934
Home Depot Inc., Senior Notes	3.300%	4/15/40	10,560,000	11,897,761
Home Depot Inc., Senior Notes	3.900%	6/15/47	1,736,000	2,114,075
Home Depot Inc., Senior Notes	3.350%	4/15/50	28,325,000	32,519,509
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	5,940,000	7,301,699
Lowe’s Cos. Inc., Senior Notes	5.000%	4/15/40	4,140,000	5,415,979
Lowe’s Cos. Inc., Senior Notes	5.125%	4/15/50	18,690,000	25,617,338
Target Corp., Senior Notes	2.250%	4/15/25	13,960,000	14,947,096

See Notes to Financial Statements.

12	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Specialty Retail — continued
TJX Cos. Inc., Senior Notes	3.500%	4/15/25	9,200,000	$10,252,205
TJX Cos. Inc., Senior Notes	3.750%	4/15/27	2,780,000	3,179,733
Total Specialty Retail				134,882,752
Textiles, Apparel & Luxury Goods — 0.3%
Hanesbrands Inc., Senior Notes	4.625%	5/15/24	1,177,000	1,174,181	(a)
Hanesbrands Inc., Senior Notes	5.375%	5/15/25	9,300,000	9,422,063	(a)
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	4,810,000	4,857,210	(a)
Levi Strauss & Co., Senior Notes	5.000%	5/1/25	8,420,000	8,482,350	(a)
NIKE Inc., Senior Notes	2.400%	3/27/25	7,830,000	8,426,361
NIKE Inc., Senior Notes	2.750%	3/27/27	12,570,000	13,859,217
NIKE Inc., Senior Notes	2.850%	3/27/30	12,240,000	13,628,816
NIKE Inc., Senior Notes	3.250%	3/27/40	8,570,000	9,612,781
NIKE Inc., Senior Notes	3.375%	3/27/50	25,832,000	29,946,918
Total Textiles, Apparel & Luxury Goods				99,409,897
Total Consumer Discretionary				713,811,187
Consumer Staples — 3.0%
Beverages — 1.3%
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	37,240,000	41,843,249
Anheuser-Busch Cos. LLC/ Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	22,020,000	27,029,113
Anheuser-Busch InBev Finance Inc., Senior Notes	3.300%	2/1/23	17,698,000	18,751,804
Anheuser-Busch InBev Worldwide Inc., Senior Notes	2.500%	7/15/22	5,049,000	5,246,091
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	1/12/24	15,450,000	16,845,176
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.150%	1/23/25	13,410,000	15,226,464
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	9,240,000	10,670,978
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	30,630,000	37,036,086

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	7,380,000	$8,315,536
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	17,580,000	20,093,937
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	1,500,000	2,002,996
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.500%	6/1/50	33,120,000	39,435,435
Coca-Cola Co., Senior Notes	2.950%	3/25/25	8,260,000	9,096,408
Coca-Cola Co., Senior Notes	3.375%	3/25/27	7,590,000	8,712,138
Coca-Cola Co., Senior Notes	1.450%	6/1/27	15,310,000	15,767,659
Coca-Cola Co., Senior Notes	4.125%	3/25/40	12,925,000	16,445,786
Coca-Cola Co., Senior Notes	2.500%	6/1/40	3,050,000	3,161,154
Coca-Cola Co., Senior Notes	4.200%	3/25/50	29,450,000	38,565,820
Coca-Cola Co., Senior Notes	2.600%	6/1/50	6,290,000	6,367,305
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	1,395,000	1,529,799
Cott Holdings Inc., Senior Notes	5.500%	4/1/25	6,830,000	6,882,557	(a)
Diageo Capital PLC, Senior Notes	4.828%	7/15/20	620,000	620,996
Diageo Investment Corp., Senior Notes	2.875%	5/11/22	15,570,000	16,253,987
Molson Coors Beverage Co., Senior Notes	3.500%	5/1/22	1,370,000	1,429,867
Molson Coors Beverage Co., Senior Notes	3.000%	7/15/26	3,245,000	3,378,678
Molson Coors Beverage Co., Senior Notes	4.200%	7/15/46	3,390,000	3,304,052
PepsiCo Inc., Senior Notes	0.750%	5/1/23	16,050,000	16,202,818
PepsiCo Inc., Senior Notes	2.250%	3/19/25	1,580,000	1,689,704
PepsiCo Inc., Senior Notes	2.625%	3/19/27	1,617,000	1,769,257
PepsiCo Inc., Senior Notes	1.625%	5/1/30	13,210,000	13,470,301
PepsiCo Inc., Senior Notes	4.000%	3/5/42	4,980,000	6,241,628
PepsiCo Inc., Senior Notes	2.875%	10/15/49	4,750,000	5,153,230
PepsiCo Inc., Senior Notes	3.625%	3/19/50	2,220,000	2,679,659
PepsiCo Inc., Senior Notes	3.875%	3/19/60	2,900,000	3,689,316
Pernod Ricard SA, Senior Notes	4.450%	1/15/22	10,485,000	11,073,858	(a)
Total Beverages				435,982,842

See Notes to Financial Statements.

14	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food & Staples Retailing — 0.3%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	24,175,000	$24,743,537
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	13,630,000	13,794,348
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	3,021,691	3,409,005
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	2,002,715	2,294,298
CVS Pass-Through Trust, Senior Secured Trust	5.298%	1/11/27	241,710	259,980	(a)
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	8,244,383	9,322,448
Walmart Inc., Senior Notes	3.400%	6/26/23	5,060,000	5,515,270
Walmart Inc., Senior Notes	3.550%	6/26/25	4,320,000	4,902,024
Walmart Inc., Senior Notes	3.700%	6/26/28	25,130,000	29,778,223
Total Food & Staples Retailing				94,019,133
Food Products — 0.5%
Danone SA, Senior Notes	2.077%	11/2/21	15,860,000	16,122,628	(a)
Danone SA, Senior Notes	2.589%	11/2/23	20,650,000	21,751,379	(a)
Danone SA, Senior Notes	2.947%	11/2/26	6,540,000	7,175,751	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	4,030,000	4,056,008
Kraft Heinz Foods Co., Senior Notes	3.950%	7/15/25	5,262,000	5,586,805
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	4,593,000	4,632,784
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	3,350,000	3,559,483	(a)
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	410,000	512,267
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	1,661,000	1,829,493
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,150,000	1,424,880
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	290,000	366,043	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	290,000	292,115	(a)
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	4,160,000	4,388,914
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	10,420,000	11,316,273

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Food Products — continued
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	5,420,000	$5,336,529
Kraft Heinz Foods Co., Senior Notes	4.875%	10/1/49	8,180,000	8,342,749	(a)
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	8,460,000	9,051,842	(a)
Lamb Weston Holdings Inc., Senior Notes	4.625%	11/1/24	30,000	31,203	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	11/1/26	6,470,000	6,711,428	(a)
Lamb Weston Holdings Inc., Senior Notes	4.875%	5/15/28	1,870,000	1,984,790	(a)
Mars Inc., Senior Notes	2.700%	4/1/25	9,380,000	10,053,194	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	4,880,000	5,560,965	(a)
Mondelez International Holdings Netherlands BV, Senior Notes	2.125%	9/19/22	7,900,000	8,144,219	(a)
Mondelez International Inc., Senior Notes	2.125%	4/13/23	4,500,000	4,663,858
Mondelez International Inc., Senior Notes	1.500%	5/4/25	22,350,000	22,824,079
WM Wrigley Jr. Co., Senior Notes	3.375%	10/21/20	690,000	694,618	(a)
Total Food Products				166,414,297
Household Products — 0.1%
Procter & Gamble Co., Senior Notes	2.450%	3/25/25	6,120,000	6,646,487
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	2,490,000	2,771,599
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	6,070,000	6,958,350
Procter & Gamble Co., Senior Notes	3.550%	3/25/40	10,270,000	12,374,844
Procter & Gamble Co., Senior Notes	3.600%	3/25/50	12,170,000	15,337,420
Spectrum Brands Inc., Senior Notes	5.750%	7/15/25	6,450,000	6,639,533
Spectrum Brands Inc., Senior Notes	5.000%	10/1/29	950,000	941,507	(a)
Total Household Products				51,669,740

See Notes to Financial Statements.

16	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Tobacco — 0.8%
Altria Group Inc., Senior Notes	4.750%	5/5/21	11,110,000	$11,518,880
Altria Group Inc., Senior Notes	3.490%	2/14/22	5,980,000	6,241,516
Altria Group Inc., Senior Notes	2.850%	8/9/22	5,100,000	5,315,604
Altria Group Inc., Senior Notes	3.800%	2/14/24	6,610,000	7,232,055
Altria Group Inc., Senior Notes	2.350%	5/6/25	3,770,000	3,966,040
Altria Group Inc., Senior Notes	4.400%	2/14/26	32,230,000	37,138,685
Altria Group Inc., Senior Notes	4.800%	2/14/29	29,040,000	33,929,159
Altria Group Inc., Senior Notes	5.800%	2/14/39	15,190,000	18,807,411
Altria Group Inc., Senior Notes	3.875%	9/16/46	6,950,000	6,952,495
Altria Group Inc., Senior Notes	5.950%	2/14/49	12,010,000	15,776,534
Altria Group Inc., Senior Notes	6.200%	2/14/59	4,650,000	6,223,670
BAT Capital Corp., Senior Notes	3.557%	8/15/27	15,851,000	17,095,292
BAT Capital Corp., Senior Notes	4.540%	8/15/47	43,950,000	47,795,856
Cargill Inc., Senior Notes	1.375%	7/23/23	13,510,000	13,748,809	(a)
Philip Morris International Inc., Senior Notes	2.900%	11/15/21	12,470,000	12,913,274
Philip Morris International Inc., Senior Notes	2.500%	8/22/22	4,200,000	4,373,604
Philip Morris International Inc., Senior Notes	2.500%	11/2/22	14,810,000	15,439,748
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	8,220,000	8,362,455
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	9,050,000	9,337,202
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	3,085,000	3,748,417
Reynolds American Inc., Senior Notes	5.850%	8/15/45	7,579,000	9,342,196
Total Tobacco				295,258,902
Total Consumer Staples				1,043,344,914
Energy — 5.1%
Energy Equipment & Services — 0.1%
Halliburton Co., Senior Notes	3.800%	11/15/25	818,000	884,159
Halliburton Co., Senior Notes	4.850%	11/15/35	5,090,000	5,360,681
Halliburton Co., Senior Notes	5.000%	11/15/45	8,510,000	8,748,204
Total Energy Equipment & Services				14,993,044

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — 5.0%
Apache Corp., Senior Notes	3.250%	4/15/22	2,526,000	$2,444,923
Apache Corp., Senior Notes	4.375%	10/15/28	9,630,000	8,509,603
Apache Corp., Senior Notes	4.250%	1/15/30	3,200,000	2,771,503
Apache Corp., Senior Notes	6.000%	1/15/37	1,006,000	905,953
Apache Corp., Senior Notes	5.100%	9/1/40	15,199,000	12,508,545
Apache Corp., Senior Notes	4.750%	4/15/43	12,060,000	9,727,870
Apache Corp., Senior Notes	4.250%	1/15/44	18,548,000	14,130,767
Blue Racer Midstream LLC/ Blue Racer Finance Corp., Senior Notes	6.125%	11/15/22	4,490,000	4,477,540	(a)
BP Capital Markets America Inc., Senior Notes	2.937%	4/6/23	1,300,000	1,375,434
BP Capital Markets America Inc., Senior Notes	3.216%	11/28/23	14,330,000	15,400,038
BP Capital Markets America Inc., Senior Notes	3.790%	2/6/24	2,930,000	3,201,321
BP Capital Markets America Inc., Senior Notes	3.410%	2/11/26	17,380,000	19,250,755
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	4,790,000	5,239,458
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	7,160,000	7,916,662
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,240,000	10,506,154
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	36,530,000	36,001,581
BP Capital Markets PLC, Senior Notes	3.561%	11/1/21	510,000	530,461
BP Capital Markets PLC, Senior Notes	3.245%	5/6/22	1,650,000	1,731,390
BP Capital Markets PLC, Senior Notes	3.535%	11/4/24	2,390,000	2,635,837
BP Capital Markets PLC, Senior Notes	3.506%	3/17/25	21,110,000	23,364,399
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,050,000	9,702,986	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	22,494,000	24,871,648	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	15,860,000	16,320,847
Chevron Corp., Senior Notes	2.954%	5/16/26	4,000	4,434
Chevron Corp., Senior Notes	1.995%	5/11/27	5,740,000	6,016,068
Chevron Corp., Senior Notes	2.236%	5/11/30	2,360,000	2,474,740

See Notes to Financial Statements.

18	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Chevron Corp., Senior Notes	2.978%	5/11/40	1,870,000	$2,006,586
Chevron Corp., Senior Notes	3.078%	5/11/50	1,780,000	1,895,433
Cimarex Energy Co., Senior Notes	3.900%	5/15/27	26,499,000	26,834,115
Cimarex Energy Co., Senior Notes	4.375%	3/15/29	21,819,000	22,441,614
CNOOC Finance 2015 USA LLC, Senior Notes	3.500%	5/5/25	35,600,000	38,872,895
Concho Resources Inc., Senior Notes	4.375%	1/15/25	6,173,000	6,372,102
Concho Resources Inc., Senior Notes	3.750%	10/1/27	14,799,000	15,775,241
Concho Resources Inc., Senior Notes	4.300%	8/15/28	16,008,000	17,581,304
Conoco Funding Co., Senior Notes	7.250%	10/15/31	810,000	1,173,429
ConocoPhillips, Senior Notes	5.900%	10/15/32	10,000	13,503
ConocoPhillips, Senior Notes	6.500%	2/1/39	40,000	58,312
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	693,000	966,481
Continental Resources Inc., Senior Notes	4.500%	4/15/23	15,130,000	14,510,124
Continental Resources Inc., Senior Notes	3.800%	6/1/24	8,741,000	8,196,348
Continental Resources Inc., Senior Notes	4.375%	1/15/28	21,189,000	18,688,910
Continental Resources Inc., Senior Notes	4.900%	6/1/44	2,570,000	2,051,927
Devon Energy Corp., Senior Notes	5.850%	12/15/25	12,076,000	13,340,401
Devon Energy Corp., Senior Notes	5.600%	7/15/41	9,920,000	9,696,042
Devon Energy Corp., Senior Notes	4.750%	5/15/42	3,537,000	3,109,448
Devon Energy Corp., Senior Notes	5.000%	6/15/45	38,990,000	34,717,623
Diamondback Energy Inc., Senior Notes	5.375%	5/31/25	8,210,000	8,456,817
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	430,000	432,946

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	7,622,000	$7,397,077
Ecopetrol SA, Senior Notes	5.875%	5/28/45	27,530,000	29,052,271
Energy Transfer Operating LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	10,138,000	8,533,560	(b)(c)
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	11,430,000	11,690,289
Energy Transfer Operating LP, Senior Notes	4.950%	6/15/28	4,888,000	5,252,570
Energy Transfer Operating LP, Senior Notes	5.250%	4/15/29	4,100,000	4,495,682
Energy Transfer Operating LP, Senior Notes	3.750%	5/15/30	39,330,000	39,144,605
Energy Transfer Operating LP, Senior Notes	6.250%	4/15/49	3,890,000	4,129,455
Energy Transfer Partners LP/ Regency Energy Finance Corp., Senior Notes	5.875%	3/1/22	5,781,000	6,102,458
Energy Transfer Partners LP/ Regency Energy Finance Corp., Senior Notes	4.500%	11/1/23	510,000	548,071
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	26,093,000	29,783,298
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	8,650,000	9,276,916
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	32,967,000	34,403,484
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	1,030,000	1,430,512
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	970,000	1,126,996
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,680,000	2,010,503
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	3,370,000	3,776,522
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	8,477,000	8,919,391

See Notes to Financial Statements.

20	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	6,940,000	$7,224,150
EOG Resources Inc., Senior Notes	4.150%	1/15/26	6,442,000	7,420,047
EOG Resources Inc., Senior Notes	4.375%	4/15/30	3,690,000	4,411,104
EOG Resources Inc., Senior Notes	3.900%	4/1/35	12,960,000	15,150,199
EOG Resources Inc., Senior Notes	4.950%	4/15/50	4,310,000	5,521,197
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	2,460,000	2,526,461
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	37,170,000	40,402,527
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	11,540,000	12,691,584
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	13,120,000	14,961,888
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	22,720,000	27,381,036
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	1,800,000	2,255,145
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	2,050,000	2,327,006	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	7,310,000	9,243,422	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	3/1/21	4,510,000	4,566,748
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	1,497,000	1,977,594
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	1,450,000	1,844,203
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	1,720,000	2,118,891
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	1,260,000	1,494,896
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	680,000	817,446
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	2,820,000	3,165,903

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Kinder Morgan Inc., Senior Notes	7.800%	8/1/31	3,276,000	$4,451,547
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	7,860,000	9,608,514
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	4,650,000	5,358,494
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	8,770,000	10,580,103
MPLX LP, Senior Notes	4.875%	12/1/24	9,800,000	10,890,722
MPLX LP, Senior Notes	4.875%	6/1/25	7,870,000	8,794,370
MPLX LP, Senior Notes	4.800%	2/15/29	8,850,000	9,852,241
MPLX LP, Senior Notes	4.500%	4/15/38	11,800,000	11,816,312
MPLX LP, Senior Notes	4.700%	4/15/48	11,880,000	12,010,644
MPLX LP, Senior Notes	5.500%	2/15/49	9,296,000	10,317,468
Noble Energy Inc., Senior Notes	3.850%	1/15/28	19,795,000	19,137,343
Noble Energy Inc., Senior Notes	5.250%	11/15/43	6,205,000	5,786,853
Noble Energy Inc., Senior Notes	5.050%	11/15/44	1,741,000	1,587,196
Noble Energy Inc., Senior Notes	4.950%	8/15/47	2,370,000	2,121,048
Occidental Petroleum Corp., Senior Notes	4.850%	3/15/21	12,852,000	12,811,838
Occidental Petroleum Corp., Senior Notes	2.600%	8/13/21	20,250,000	19,844,494
Occidental Petroleum Corp., Senior Notes	3.125%	2/15/22	5,230,000	5,034,921
Occidental Petroleum Corp., Senior Notes	2.700%	8/15/22	13,090,000	12,210,287
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	3,107,000	3,060,395
Occidental Petroleum Corp., Senior Notes	2.900%	8/15/24	21,930,000	18,782,387
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,180,000	1,079,399
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	9,455,000	7,729,463
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	19,417,000	15,861,262

See Notes to Financial Statements.

22	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	6,400,000	$4,993,280
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	60,000	43,992
Occidental Petroleum Corp., Senior Notes	7.500%	5/1/31	6,470,000	6,043,530
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	4,792,000	4,558,414
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	23,185,000	19,711,191
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	1,880,000	1,305,425
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,705,000	4,022,025
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	13,540,000	11,845,401
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	2,710,000	1,894,900
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	16,045,000	10,890,544
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	7,630,000	5,176,574
Occidental Petroleum Corp., Senior Notes (3 mo. USD LIBOR + 0.950%)	1.398%	2/8/21	21,390,000	21,074,588	(c)
Petrobras Global Finance BV, Senior Notes	6.125%	1/17/22	3,125,000	3,284,422
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	14,259,000	15,274,954
Petrobras Global Finance BV, Senior Notes	5.299%	1/27/25	92,550,000	96,322,338
Petrobras Global Finance BV, Senior Notes	7.375%	1/17/27	7,710,000	8,605,092
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	16,560,000	17,030,056
Petrobras Global Finance BV, Senior Notes	7.250%	3/17/44	23,200,000	25,259,000
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	4,350,000	4,111,163
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	14,490,000	11,832,027

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	3,860,000	$2,740,002
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	14,210,000	10,626,949
QEP Resources Inc., Senior Notes	6.875%	3/1/21	2,920,000	2,799,185
Range Resources Corp., Senior Notes	5.875%	7/1/22	542,000	500,545
Range Resources Corp., Senior Notes	5.000%	3/15/23	9,630,000	8,311,797
Range Resources Corp., Senior Notes	4.875%	5/15/25	5,160,000	3,911,925
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	2,870,000	3,233,652
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	5,110,000	5,518,537	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	5,450,000	5,988,025
Shell International Finance BV, Senior Notes	2.750%	4/6/30	14,090,000	15,308,374
Shell International Finance BV, Senior Notes	6.375%	12/15/38	4,655,000	6,992,312
Shell International Finance BV, Senior Notes	4.550%	8/12/43	6,360,000	7,930,215
Shell International Finance BV, Senior Notes	4.375%	5/11/45	13,770,000	16,969,023
Shell International Finance BV, Senior Notes	4.000%	5/10/46	8,940,000	10,469,522
Shell International Finance BV, Senior Notes	3.750%	9/12/46	690,000	779,437
Shell International Finance BV, Senior Notes	3.250%	4/6/50	22,710,000	24,263,191
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	17,660,000	19,498,838	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	9,413,000	13,673,416
Sunoco Logistics Partners Operations LP, Senior Notes	5.300%	4/1/44	1,170,000	1,122,788

See Notes to Financial Statements.

24	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	4.250%	11/15/23	3,510,000	$3,361,194
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	5.875%	4/15/26	1,845,000	1,830,867
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	5.375%	2/1/27	1,300,000	1,257,510
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	4,230,000	4,251,150
Targa Resources Partners LP/ Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	2,120,000	2,227,325
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	18,290,000	18,782,932	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	34,600,000	45,088,389
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	9,840,000	9,358,430
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	2,363,000	2,221,220
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	49,825,000	48,149,634
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	1,170,000	953,550
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	6,340,000	5,517,353
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 0.850%)	2.161%	1/13/23	3,870,000	3,553,012	(c)
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	7,903,000	8,498,859
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	3,960,000	4,189,980
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,790,000	1,986,941
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	5,450,000	5,838,312

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	4,249,000	$5,447,422
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	6,418,000	8,308,676
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	3,035,000	4,505,985
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	900,000	1,043,733
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	8,529,000	9,344,031
WPX Energy Inc., Senior Notes	6.000%	1/15/22	270,000	272,299
WPX Energy Inc., Senior Notes	8.250%	8/1/23	1,440,000	1,603,649
WPX Energy Inc., Senior Notes	5.250%	10/15/27	1,920,000	1,796,885
WPX Energy Inc., Senior Notes	4.500%	1/15/30	1,728,000	1,524,001
Total Oil, Gas & Consumable Fuels				1,717,344,914
Total Energy				1,732,337,958
Financials — 12.3%
Banks — 9.4%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	8,210,000	9,078,602	(a)
BAC Capital Trust XIV, Junior Subordinated Notes (the greater of 3 mo. USD LIBOR + 0.400% or 4.000%)	4.000%	7/16/20	14,210,000	12,725,836	(b)(c)
Banco Santander SA, Senior Notes	3.848%	4/12/23	8,600,000	9,163,520
Banco Santander SA, Senior Notes	2.746%	5/28/25	43,500,000	45,131,407
Banco Santander SA, Senior Notes	4.379%	4/12/28	28,000,000	31,304,809
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	2.431%	4/12/23	6,200,000	6,109,882	(c)
Bank of America Corp., Junior Subordinated Notes (6.100% to 3/17/25 then 3 mo. USD LIBOR + 3.898%)	6.100%	3/17/25	910,000	960,682	(b)(c)
Bank of America Corp., Senior Notes	3.300%	1/11/23	28,960,000	30,919,643
Bank of America Corp., Senior Notes	4.125%	1/22/24	230,000	255,585

See Notes to Financial Statements.

26	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Senior Notes	4.000%	4/1/24	13,890,000	$15,426,115
Bank of America Corp., Senior Notes	3.500%	4/19/26	16,160,000	18,204,896
Bank of America Corp., Senior Notes	5.000%	1/21/44	33,160,000	45,787,889
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	33,540,000	33,667,581	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	16,180,000	17,158,039	(c)
Bank of America Corp., Senior Notes (3.004% to 12/20/22 then 3 mo. USD LIBOR + 0.790%)	3.004%	12/20/23	39,972,000	42,007,038	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	27,181,000	30,295,740	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	20,980,000	22,435,468	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,230,000	8,108,705	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	85,750,000	98,373,466	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	8,130,000	9,473,044	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	52,790,000	66,457,521	(c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	7,370,000	9,541,400	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	14,080,000	$15,640,607
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	4,300,000	4,751,717
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	3,050,000	3,513,973
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	14,500,000	16,646,305
Bank of Montreal, Senior Notes	1.850%	5/1/25	26,710,000	27,671,979
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	3,780,000	4,071,532	(c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	14,860,000	14,970,257
Banque Federative du Credit Mutuel SA, Senior Notes	2.200%	7/20/20	5,000,000	5,004,338	(a)
Barclays Bank PLC, Senior Notes	1.700%	5/12/22	11,260,000	11,465,238
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	10,900,000	12,779,374	(c)
Barclays PLC, Subordinated Notes (5.088% to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	65,350,000	74,240,492	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	6,895,000	7,461,808	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	46,530,000	53,709,507	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	17,970,000	18,423,052	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	51,040,000	56,546,987	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	16,350,000	20,035,881	(a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	9,790,000	10,986,615	(a)

See Notes to Financial Statements.

28	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	6,530,000	$7,284,609	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	3,300,000	3,686,891	(a)
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	15,070,000	15,127,401
CIT Group Inc., Senior Notes	4.750%	2/16/24	7,040,000	7,151,478
CIT Group Inc., Senior Notes	5.250%	3/7/25	5,730,000	5,951,436
Citigroup Inc., Junior Subordinated Notes (5.950% to 1/30/23 then 3 mo. USD LIBOR + 4.068%)	5.950%	1/30/23	6,050,000	6,057,057	(b)(c)
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	26,100,000	25,965,170	(b)(c)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	3,700,000	3,709,009	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	2,195,000	3,805,901
Citigroup Inc., Senior Notes	4.650%	7/30/45	24,812,000	32,041,359
Citigroup Inc., Senior Notes	4.650%	7/23/48	3,000,000	3,933,474
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	15,430,000	15,748,424	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	27,480,000	28,458,788	(c)
Citigroup Inc., Senior Notes (2.666% to 1/29/30 then SOFR + 1.146%)	2.666%	1/29/31	20,000,000	20,791,331	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.750%)	3.106%	4/8/26	10,730,000	11,561,480	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	65,050,000	71,734,892	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	7,640,000	$8,786,244	(c)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. USD LIBOR + 1.192%)	4.075%	4/23/29	16,280,000	18,586,016	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	18,680,000	22,191,139	(c)
Citigroup Inc., Subordinated Notes	4.050%	7/30/22	704,000	746,866
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	19,090,000	21,391,455
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	25,260,000	29,988,330
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	11,500,000	13,079,585
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	36,920,000	42,176,807
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,660,000	2,278,105
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	133,000	177,332
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	2,824,000	4,365,289
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,789,000	2,376,801
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	2,080,000	2,650,059
Cooperatieve Rabobank UA, Senior Notes	4.625%	12/1/23	24,060,000	26,561,529
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	32,450,000	36,547,655
Cooperatieve Rabobank UA, Senior Notes	5.250%	8/4/45	8,420,000	11,545,120
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	33,050,000	33,155,388	(a)(c)

See Notes to Financial Statements.

30	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	11,750,000	$11,935,566	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	10,180,000	11,219,266	(a)(c)
Danske Bank A/S, Senior Notes	5.000%	1/12/22	31,300,000	32,898,686	(a)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,510,000	3,725,099	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	18,650,000	20,777,720	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	18,620,000	18,684,270	(a)
Danske Bank A/S, Senior Notes (3.001% to 9/20/21 then 3 mo. USD LIBOR + 1.249%)	3.001%	9/20/22	11,830,000	12,019,680	(a)(c)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	5,370,000	5,589,763	(a)(c)
HSBC Bank USA NA, Subordinated Notes	4.875%	8/24/20	17,967,000	18,081,309
HSBC Holdings PLC, Junior Subordinated Notes (6.250% to 3/23/23 then USD 5 year ICE Swap Rate + 3.453%)	6.250%	3/23/23	11,830,000	11,747,072	(b)(c)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	24,390,000	25,050,115	(b)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	1,750,000	1,976,917
HSBC Holdings PLC, Senior Notes	3.900%	5/25/26	13,485,000	14,983,183
HSBC Holdings PLC, Senior Notes	4.950%	3/31/30	4,880,000	5,877,621
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	30,080,000	30,425,943	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	26,490,000	$27,109,552	(c)
HSBC Holdings PLC, Senior Notes (3.973% to 5/22/29 then 3 mo. USD LIBOR + 1.610%)	3.973%	5/22/30	28,460,000	31,617,165	(c)
HSBC Holdings PLC, Senior Notes (4.583% to 6/19/28 then 3 mo. USD LIBOR + 1.535%)	4.583%	6/19/29	47,560,000	54,984,335	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	8,270,000	8,927,424
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	17,750,000	19,387,974
Intesa Sanpaolo SpA, Senior Notes	3.125%	7/14/22	13,100,000	13,354,043	(a)
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	17,880,000	18,403,186	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	39,180,000	40,167,872	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	10,920,000	11,515,200	(a)
JPMorgan Chase & Co., Senior Notes	4.400%	7/22/20	10,770,000	10,792,942
JPMorgan Chase & Co., Senior Notes	2.550%	3/1/21	4,220,000	4,272,942
JPMorgan Chase & Co., Senior Notes	4.350%	8/15/21	1,780,000	1,858,006
JPMorgan Chase & Co., Senior Notes	4.500%	1/24/22	9,480,000	10,063,257
JPMorgan Chase & Co., Senior Notes	3.625%	5/13/24	20,000	22,099
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	41,130,000	41,834,335	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	24,800,000	25,787,217	(c)

See Notes to Financial Statements.

32	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	13,760,000	$14,563,662	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	6,560,000	7,098,424	(c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. USD LIBOR + 0.945%)	3.509%	1/23/29	29,830,000	33,354,242	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	35,640,000	39,290,503	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	18,900,000	22,182,727	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	7,130,000	8,545,066	(c)
JPMorgan Chase & Co., Subordinated Notes	3.875%	9/10/24	3,195,000	3,544,601
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	14,330,000	16,702,247
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	4,050,000	4,719,367
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	20,670,000	27,851,745
Lloyds Bank PLC, Senior Notes	6.500%	9/14/20	100,000	100,988	(a)
Lloyds Banking Group PLC, Junior Subordinated Notes (7.500% to 9/27/25 then USD 5 year ICE Swap Rate + 4.496%)	7.500%	9/27/25	1,000,000	1,038,149	(b)(c)
Lloyds Banking Group PLC, Senior Notes	3.900%	3/12/24	10,560,000	11,572,176
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	14,100,000	16,371,640
Lloyds Banking Group PLC, Senior Notes	4.550%	8/16/28	200,000	234,704

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	2,261,000	$2,458,991	(c)
Lloyds Banking Group PLC, Subordinated Notes	4.500%	11/4/24	15,350,000	16,802,614
Mitsubishi UFJ Financial Group Inc., Senior Notes	2.998%	2/22/22	7,240,000	7,503,421
Nordea Bank Abp, Subordinated Notes	4.875%	5/13/21	14,640,000	15,135,833	(a)
Royal Bank of Canada, Senior Notes	2.150%	10/26/20	9,960,000	10,018,226
Royal Bank of Canada, Senior Notes	3.200%	4/30/21	11,940,000	12,227,209
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	20,990,000	21,541,295
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	14,190,000	14,224,587
Royal Bank of Scotland Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	10,710,000	11,655,354	(c)
Royal Bank of Scotland Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	10,000,000	10,868,341	(c)
Royal Bank of Scotland Group PLC, Senior Notes (4.892% to 5/18/28 then 3 mo. USD LIBOR + 1.754%)	4.892%	5/18/29	5,450,000	6,425,944	(c)
Royal Bank of Scotland Group PLC, Senior Notes (5.076% to 1/27/29 then 3 mo. USD LIBOR + 1.905%)	5.076%	1/27/30	3,000,000	3,607,297	(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.125%	12/15/22	6,229,000	6,801,438
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	12,920,000	14,309,034
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	15,075,000	16,896,873

See Notes to Financial Statements.

34	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Royal Bank of Scotland Group PLC, Subordinated Notes	5.125%	5/28/24	24,180,000	$26,478,457
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	3,560,000	4,380,069	(a)
Santander UK PLC, Subordinated Notes	5.000%	11/7/23	264,000	288,470	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	715,000	878,925	(a)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.058%	7/14/21	10,680,000	10,864,222
Svenska Handelsbanken AB, Senior Notes	3.350%	5/24/21	13,040,000	13,372,316
Swedbank AB, Senior Notes	1.300%	6/2/23	17,500,000	17,722,954	(a)
Toronto-Dominion Bank, Senior Notes	3.250%	6/11/21	14,710,000	15,114,825
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	27,800,000	27,971,952
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	14,120,000	14,299,544
UniCredit SpA, Senior Notes	6.572%	1/14/22	30,090,000	31,799,037	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	1,450,000	1,648,396	(a)(c)
US Bancorp, Senior Notes	1.450%	5/12/25	30,910,000	31,873,667
US Bank NA, Senior Notes	3.150%	4/26/21	11,950,000	12,198,441
Wachovia Capital Trust III Ltd., Junior Subordinated Bonds (the greater of 3 mo. USD LIBOR + 0.930% or 5.570%)	5.570%	7/31/20	38,861,000	38,640,269	(b)(c)
Wells Fargo & Co., Junior Subordinated Notes	5.950%	12/15/36	5,612,000	6,761,142
Wells Fargo & Co., Senior Notes	4.600%	4/1/21	13,950,000	14,382,685
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,840,000	12,945,447
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	29,510,000	32,186,936
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	23,420,000	27,582,991

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	18,940,000	$19,247,671	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	25,380,000	26,272,155	(c)
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	27,690,000	28,637,039	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3 mo. USD LIBOR + 1.170%)	2.879%	10/30/30	5,770,000	6,177,775	(c)
Wells Fargo & Co., Senior Notes (3.584% to 5/22/27 then 3 mo. USD LIBOR + 1.310%)	3.584%	5/22/28	23,440,000	26,031,473	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. USD LIBOR + 3.770%)	4.478%	4/4/31	10,920,000	13,227,187	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. USD LIBOR + 4.240%)	5.013%	4/4/51	159,160,000	221,888,048	(c)
Wells Fargo & Co., Subordinated Notes	3.450%	2/13/23	6,860,000	7,287,298
Wells Fargo & Co., Subordinated Notes	4.480%	1/16/24	1,802,000	2,001,777
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	29,690,000	34,104,549
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	8,140,000	11,062,497
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,840,000	2,541,609
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	20,450,000	25,366,696
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	16,404,000	21,095,519
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	3,070,000	3,666,649

See Notes to Financial Statements.

36	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Banks — continued
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	22,515,000	$28,903,022
Westpac Banking Corp., Senior Notes	2.600%	11/23/20	12,004,000	12,106,639
Total Banks				3,213,863,755
Capital Markets — 2.3%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	8,130,000	8,428,465
CME Group Inc., Senior Notes	5.300%	9/15/43	4,500,000	6,607,852
Credit Suisse AG, Senior Notes	2.950%	4/9/25	13,780,000	14,971,897
Credit Suisse Group AG, Junior Subordinated Notes (7.500% to 7/17/23 then USD 5 year ICE Swap Rate + 4.600%)	7.500%	7/17/23	2,000,000	2,079,210	(a)(b)(c)
Credit Suisse Group AG, Senior Notes (2.193% to 6/5/25 then SOFR + 2.044%)	2.193%	6/5/26	42,045,000	42,632,657	(a)(c)
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	6,450,000	6,674,423	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	13,870,000	15,854,804	(a)(c)
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.550%	4/17/26	3,720,000	4,280,791
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	4.875%	5/15/45	3,285,000	4,394,012
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	4.000%	7/31/20	413,000	348,264	(b)(c)
Goldman Sachs Group Inc., Senior Notes	5.250%	7/27/21	5,320,000	5,587,211
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	12,610,000	13,384,848
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	5,100,000	5,641,456
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	5,410,000	5,968,106

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	37

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes	3.500%	1/23/25	10,000,000	$10,899,708
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	16,970,000	18,627,900
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,633,000	11,702,390
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	29,580,000	44,408,836
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,030,000	26,203,746
Goldman Sachs Group Inc., Senior Notes (2.876% to 10/31/21 then 3 mo. USD LIBOR + 0.821%)	2.876%	10/31/22	34,600,000	35,481,826	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	5,760,000	6,456,398	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	68,385,000	77,358,856	(c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	21,650,000	25,206,573	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	24,160,000	27,216,283
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	8,640,000	12,593,117
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	21,841,000	28,843,055
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	1,398,000	1,724,455	(a)
Lehman Brothers Holdings Capital Trust VII, Junior Subordinated Notes	5.857%	7/31/20	5,550,000	0	*(b)(d)(e)(f)(g)
Lehman Brothers Holdings E-Capital Trust I, Junior Subordinated Notes	1.082%	8/19/65	190,000	0	*(d)(e)(f)(g)

See Notes to Financial Statements.

38	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Capital Markets — continued
Lehman Brothers Holdings Inc., Junior Subordinated Notes	6.500%	7/19/17	5,280,000	$0	*(e)(f)(g)(h)
Lehman Brothers Holdings Inc., Subordinated Notes	6.750%	12/28/17	1,070,000	0	*(e)(f)(g)(h)
Morgan Stanley, Senior Notes	5.500%	7/24/20	1,710,000	1,715,251
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	39,580,000	41,258,266	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	26,340,000	27,936,938	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	42,910,000	49,121,454	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	35,353,000	40,276,111	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,160,000	1,383,062	(c)
Morgan Stanley, Senior Notes (5.597% to 3/24/50 then SOFR + 4.840%)	5.597%	3/24/51	4,380,000	6,692,595	(c)
UBS AG, Senior Notes	1.750%	4/21/22	20,050,000	20,438,569	(a)
UBS AG, Senior Notes	4.500%	6/26/48	3,490,000	4,877,622	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	40,850,000	42,461,328	(a)(b)(c)
UBS Group AG, Senior Notes	3.491%	5/23/23	32,680,000	34,200,093	(a)
UBS Group AG, Senior Notes	4.125%	9/24/25	4,880,000	5,537,841	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	24,590,000	27,922,281	(a)
UBS Group AG, Senior Notes (2.859% to 8/15/22 then 3 mo. USD LIBOR + 0.954%)	2.859%	8/15/23	2,300,000	2,384,213	(a)(c)
Total Capital Markets				769,782,763

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	39

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	4.500%	5/15/21	2,590,000	$2,606,439
AerCap Ireland Capital DAC/ AerCap Global Aviation Trust, Senior Notes	5.000%	10/1/21	1,180,000	1,193,818
Ahold Lease USA Inc. Pass- Through-Trust, Senior Secured Notes	8.620%	1/2/25	3,270,635	3,613,036
DAE Funding LLC, Senior Notes	5.750%	11/15/23	2,500,000	2,390,362	(a)
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	20,571,000	20,938,904
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate or 30 year Treasury Constant Maturity Rate) + 1.800%)	3.270%	12/21/65	2,870,000	1,519,077	(a)(c)
International Lease Finance Corp., Senior Notes	8.625%	1/15/22	8,880,000	9,544,079
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	3,540,000	3,726,057
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	10,000,000	10,148,879	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	9,000,000	9,211,187	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	9,280,000	8,715,132	(a)
Park Aerospace Holdings Ltd., Senior Notes	4.500%	3/15/23	1,170,000	1,068,043	(a)
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,790,000	2,554,435	(a)
Syngenta Finance NV, Senior Notes	3.933%	4/23/21	22,950,000	23,177,099	(a)
USAA Capital Corp., Senior Notes	1.500%	5/1/23	600,000	615,844	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	1,100,000	1,134,277	(a)
Total Diversified Financial Services				102,156,668

See Notes to Financial Statements.

40	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — 0.3%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/21	298,643	$400,929	(a)(b)
Ambac LSNI LLC, Senior Secured Notes (3 mo. USD LIBOR + 5.000%)	6.000%	2/12/23	1,123,032	1,112,492	(a)(c)
American International Group Inc., Junior Subordinated Notes	6.250%	3/15/37	446,000	433,501
American International Group Inc., Senior Notes	2.500%	6/30/25	7,979,000	8,456,294
American International Group Inc., Senior Notes	3.750%	7/10/25	12,460,000	13,803,934
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	19,600,000	25,165,626
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	1,150,000	1,047,600
Chubb INA Holdings Inc., Senior Notes	2.300%	11/3/20	4,100,000	4,119,910
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	5,420,000	6,181,753
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	5,940,000	5,965,968	(a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	8,900,000	11,290,228	(a)
MetLife Inc., Junior Subordinated Notes (6.400% to 12/15/36 then 3 mo. USD LIBOR + 2.205%)	6.400%	12/15/36	5,493,000	6,497,407
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	10,670,000	10,703,752	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	5,400,000	5,421,980	(a)
Prudential Financial Inc., Senior Notes	4.500%	11/16/21	300,000	316,244
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	7,755,000	9,994,649	(a)
Total Insurance				110,912,267
Total Financials				4,196,715,453

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	41

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 3.9%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	3.450%	3/15/22	7,230,000	$7,522,462	(a)
AbbVie Inc., Senior Notes	2.300%	11/21/22	52,120,000	53,936,936	(a)
AbbVie Inc., Senior Notes	3.750%	11/14/23	3,210,000	3,491,195
AbbVie Inc., Senior Notes	2.600%	11/21/24	47,110,000	50,043,168	(a)
AbbVie Inc., Senior Notes	3.800%	3/15/25	10,140,000	11,262,112	(a)
AbbVie Inc., Senior Notes	3.600%	5/14/25	9,430,000	10,434,142
AbbVie Inc., Senior Notes	2.950%	11/21/26	10,890,000	11,854,640	(a)
AbbVie Inc., Senior Notes	3.200%	11/21/29	61,260,000	67,679,521	(a)
AbbVie Inc., Senior Notes	4.550%	3/15/35	140,000	170,240	(a)
AbbVie Inc., Senior Notes	4.750%	3/15/45	472,000	588,847	(a)
AbbVie Inc., Senior Notes	4.250%	11/21/49	980,000	1,193,222	(a)
Amgen Inc., Senior Notes	3.625%	5/22/24	1,480,000	1,623,847
Amgen Inc., Senior Notes	4.663%	6/15/51	1,933,000	2,581,682
Gilead Sciences Inc., Senior Notes	2.550%	9/1/20	2,500,000	2,509,088
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	399,000	441,612
Gilead Sciences Inc., Senior Notes	3.500%	2/1/25	5,000,000	5,568,875
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,560,000	1,787,025
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	6,165,000	8,345,502
Total Biotechnology				241,034,116
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	17,140,000	19,958,650
Abbott Laboratories, Senior Notes	4.750%	11/30/36	6,660,000	9,032,762
Abbott Laboratories, Senior Notes	4.900%	11/30/46	10,150,000	14,596,244
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	19,160,000	20,689,903
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	3,922,000	4,329,074
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	2,251,000	2,778,326
Medtronic Inc., Senior Notes	3.500%	3/15/25	9,418,000	10,634,751
Total Health Care Equipment & Supplies				82,019,710

See Notes to Financial Statements.

42	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — 1.8%
Aetna Inc., Senior Notes	2.800%	6/15/23	2,610,000	$2,753,767
Anthem Inc., Senior Notes	3.700%	8/15/21	2,130,000	2,187,324
Anthem Inc., Senior Notes	3.125%	5/15/22	5,280,000	5,532,464
Anthem Inc., Senior Notes	2.950%	12/1/22	9,320,000	9,829,756
Anthem Inc., Senior Notes	3.350%	12/1/24	4,140,000	4,548,433
Anthem Inc., Senior Notes	3.650%	12/1/27	5,815,000	6,629,605
Anthem Inc., Senior Notes	4.375%	12/1/47	4,000,000	4,985,621
Centene Corp., Senior Notes	4.750%	5/15/22	5,122,000	5,191,019
Centene Corp., Senior Notes	4.750%	1/15/25	790,000	809,797
Centene Corp., Senior Notes	5.375%	6/1/26	2,940,000	3,059,732	(a)
Centene Corp., Senior Notes	4.625%	12/15/29	3,120,000	3,299,400
Centene Corp., Senior Notes	3.375%	2/15/30	3,060,000	3,094,501
Cigna Corp., Senior Notes	3.400%	9/17/21	9,330,000	9,642,202
Cigna Corp., Senior Notes	3.750%	7/15/23	22,489,000	24,425,253
Cigna Corp., Senior Notes	4.125%	11/15/25	8,050,000	9,258,083
Cigna Corp., Senior Notes	4.375%	10/15/28	22,000,000	26,054,754
Cigna Corp., Senior Notes	4.800%	8/15/38	17,450,000	22,152,838
Cigna Corp., Senior Notes	4.900%	12/15/48	6,510,000	8,595,429
CommonSpirit Health, Secured Notes	4.350%	11/1/42	1,410,000	1,470,529
CVS Health Corp., Senior Notes	3.350%	3/9/21	4,402,000	4,489,643
CVS Health Corp., Senior Notes	2.750%	12/1/22	16,440,000	17,161,111
CVS Health Corp., Senior Notes	3.700%	3/9/23	28,650,000	30,779,758
CVS Health Corp., Senior Notes	4.100%	3/25/25	13,250,000	14,994,451
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,447,000	5,001,055
CVS Health Corp., Senior Notes	3.625%	4/1/27	5,590,000	6,286,787
CVS Health Corp., Senior Notes	4.300%	3/25/28	89,790,000	105,083,915
CVS Health Corp., Senior Notes	3.750%	4/1/30	11,210,000	12,941,340
CVS Health Corp., Senior Notes	4.125%	4/1/40	4,720,000	5,590,875
CVS Health Corp., Senior Notes	5.125%	7/20/45	12,410,000	16,014,704

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	43

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
CVS Health Corp., Senior Notes	5.050%	3/25/48	22,693,000	$29,774,159
CVS Health Corp., Senior Notes	4.250%	4/1/50	6,275,000	7,531,787
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	5.875%	1/31/22	5,140,000	5,457,968	(a)
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	780,000	845,355	(a)
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	2,045,000	2,103,207	(a)
HCA Inc., Senior Notes	5.375%	2/1/25	3,542,000	3,804,303
HCA Inc., Senior Notes	7.690%	6/15/25	723,000	826,855
HCA Inc., Senior Notes	5.375%	9/1/26	738,000	805,306
HCA Inc., Senior Notes	5.625%	9/1/28	700,000	782,992
HCA Inc., Senior Notes	5.875%	2/1/29	4,060,000	4,601,178
HCA Inc., Senior Notes	3.500%	9/1/30	5,720,000	5,516,323
HCA Inc., Senior Notes	7.500%	11/15/95	15,410,000	18,172,936
HCA Inc., Senior Secured Notes	4.750%	5/1/23	4,150,000	4,504,585
HCA Inc., Senior Secured Notes	5.000%	3/15/24	330,000	366,983
HCA Inc., Senior Secured Notes	5.250%	6/15/26	2,960,000	3,423,872
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,780,000	1,986,255
HCA Inc., Senior Secured Notes	5.500%	6/15/47	5,920,000	7,225,662
Humana Inc., Senior Notes	3.150%	12/1/22	2,470,000	2,590,397
Humana Inc., Senior Notes	4.500%	4/1/25	2,460,000	2,802,591
Humana Inc., Senior Notes	3.950%	3/15/27	8,340,000	9,469,570
Humana Inc., Senior Notes	4.625%	12/1/42	3,460,000	4,207,698
Humana Inc., Senior Notes	4.950%	10/1/44	2,476,000	3,259,463
Humana Inc., Senior Notes	4.800%	3/15/47	600,000	784,666
UnitedHealth Group Inc., Senior Notes	2.700%	7/15/20	10,392,000	10,401,088
UnitedHealth Group Inc., Senior Notes	3.875%	10/15/20	3,000,000	3,008,027
UnitedHealth Group Inc., Senior Notes	2.875%	12/15/21	6,088,000	6,314,032

See Notes to Financial Statements.

44	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
UnitedHealth Group Inc., Senior Notes	2.375%	10/15/22	1,990,000	$2,082,839
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	4,480,000	4,883,164
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	6,210,000	7,080,149
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	4,790,000	4,882,156
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	2,622,000	3,143,274
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	11,310,000	11,856,693
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	10,000,000	14,669,856
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	3,420,000	4,379,320
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	10,480,000	13,757,638
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	6,465,000	7,662,730
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	10,385,000	12,750,412
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	4,450,000	4,774,744
Total Health Care Providers & Services				604,354,379
Pharmaceuticals — 1.2%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	4,681,000	5,084,502	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	36,000	38,276	(a)
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	5,050,000	5,445,971	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	12,420,000	12,505,388	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	460,000	483,775	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	590,000	605,340	(a)
Bristol-Myers Squibb Co., Senior Notes	2.250%	8/15/21	10,330,000	10,528,337	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	45

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Bristol-Myers Squibb Co., Senior Notes	2.600%	5/16/22	14,560,000	$15,142,088	(a)
Bristol-Myers Squibb Co., Senior Notes	3.550%	8/15/22	4,650,000	4,941,549	(a)
Bristol-Myers Squibb Co., Senior Notes	3.625%	5/15/24	2,200,000	2,424,039	(a)
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	39,239,000	42,494,687	(a)
Bristol-Myers Squibb Co., Senior Notes	3.875%	8/15/25	12,755,000	14,519,753	(a)
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	18,350,000	20,608,789	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	8,710,000	10,155,244	(a)
Bristol-Myers Squibb Co., Senior Notes	5.250%	8/15/43	3,712,000	5,478,888	(a)
Bristol-Myers Squibb Co., Senior Notes	5.000%	8/15/45	15,520,000	21,698,893	(a)
GlaxoSmithKline Capital PLC, Senior Notes	2.850%	5/8/22	1,000,000	1,043,639
Johnson & Johnson, Senior Notes	3.625%	3/3/37	29,750,000	35,589,636
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	17,050,000	17,029,498
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	9,130,000	9,132,224
Pfizer Inc., Senior Notes	0.800%	5/28/25	20,340,000	20,346,269
Pfizer Inc., Senior Notes	2.625%	4/1/30	14,195,000	15,657,363
Pfizer Inc., Senior Notes	1.700%	5/28/30	13,010,000	13,242,700
Pfizer Inc., Senior Notes	7.200%	3/15/39	5,000	8,465
Teva Pharmaceutical Finance Co. BV, Senior Notes	3.650%	11/10/21	2,140,000	2,131,472
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	7,388,000	7,145,858
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	3,879,000	3,883,752
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	23,348,000	22,925,751
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	25,567,000	24,223,774

See Notes to Financial Statements.

46	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	2,985,000	$3,074,028
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	16,780,000	17,895,367	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	20,950,000	18,784,398
Wyeth LLC, Senior Notes	5.950%	4/1/37	5,098,000	7,451,663
Total Pharmaceuticals				391,721,376
Total Health Care				1,319,129,581
Industrials — 3.2%
Aerospace & Defense — 1.2%
Boeing Co., Senior Notes	4.875%	5/1/25	45,320,000	49,442,508
Boeing Co., Senior Notes	3.100%	5/1/26	3,720,000	3,793,559
Boeing Co., Senior Notes	2.700%	2/1/27	5,050,000	4,937,101
Boeing Co., Senior Notes	2.800%	3/1/27	4,740,000	4,579,550
Boeing Co., Senior Notes	3.200%	3/1/29	16,620,000	16,466,969
Boeing Co., Senior Notes	5.150%	5/1/30	23,970,000	26,778,494
Boeing Co., Senior Notes	3.250%	2/1/35	32,524,000	29,689,058
Boeing Co., Senior Notes	3.550%	3/1/38	3,780,000	3,451,236
Boeing Co., Senior Notes	5.705%	5/1/40	18,190,000	20,770,871
Boeing Co., Senior Notes	3.750%	2/1/50	9,510,000	8,553,670
Boeing Co., Senior Notes	5.805%	5/1/50	42,300,000	50,069,868
Boeing Co., Senior Notes	5.930%	5/1/60	13,600,000	16,196,378
General Dynamics Corp., Senior Notes	3.250%	4/1/25	1,740,000	1,930,963
General Dynamics Corp., Senior Notes	3.500%	5/15/25	1,990,000	2,227,702
General Dynamics Corp., Senior Notes	4.250%	4/1/40	1,535,000	1,916,427
General Dynamics Corp., Senior Notes	4.250%	4/1/50	9,321,000	12,118,454
Lockheed Martin Corp., Senior Notes	3.100%	1/15/23	2,269,000	2,413,854
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	13,115,000	15,088,627
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	2,420,000	3,150,087

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	47

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Aerospace & Defense — continued
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	16,925,000	$18,317,412
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	29,720,000	33,259,260
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	10,320,000	14,868,004
Raytheon Co., Senior Notes	3.125%	10/15/20	4,520,000	4,556,509
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	6,150,000	6,649,626	(a)
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	14,150,000	16,111,434
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	7,780,000	9,170,379
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	13,000,000	13,569,176
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	4,109,000	5,128,694
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	3,710,000	3,915,404	(a)
TransDigm Inc., Senior Secured Notes	6.250%	3/15/26	8,370,000	8,363,681	(a)
Total Aerospace & Defense				407,484,955
Air Freight & Logistics — 0.0%††
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	4,080,000	4,094,178	(a)
Airlines — 0.5%
Continental Airlines Pass-Through Trust	5.983%	4/19/22	7,109,594	6,739,290
Continental Airlines Pass-Through Trust, Senior Secured Trust	6.703%	6/15/21	19,016	18,755
Delta Air Lines Inc., Senior Notes	2.600%	12/4/20	5,530,000	5,439,689
Delta Air Lines Inc., Senior Notes	3.400%	4/19/21	24,310,000	23,645,767
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	10,830,000	10,261,984
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	4,300,000	3,843,442
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	8,000,000	6,494,458

See Notes to Financial Statements.

48	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Airlines — continued
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	24,380,000	$23,611,422
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	67,950,000	70,214,016	(a)
Delta Air Lines Pass-Through Trust	6.821%	8/10/22	5,699,857	5,598,533
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	15,750,000	15,794,415	(a)(i)
Total Airlines				171,661,771
Building Products — 0.2%
Carrier Global Corp., Senior Notes	1.923%	2/15/23	4,260,000	4,345,143	(a)
Carrier Global Corp., Senior Notes	2.242%	2/15/25	15,020,000	15,373,260	(a)
Carrier Global Corp., Senior Notes	2.493%	2/15/27	1,960,000	1,999,610	(a)
Carrier Global Corp., Senior Notes	2.722%	2/15/30	18,130,000	18,246,219	(a)
Carrier Global Corp., Senior Notes	2.700%	2/15/31	6,580,000	6,572,784	(a)
Carrier Global Corp., Senior Notes	3.377%	4/5/40	8,110,000	7,946,902	(a)
Carrier Global Corp., Senior Notes	3.577%	4/5/50	7,120,000	7,040,152	(a)
Total Building Products				61,524,070
Commercial Services & Supplies — 0.2%
Cintas Corp. No 2, Senior Notes	2.900%	4/1/22	7,980,000	8,291,360
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	7,500,000	8,530,406
GFL Environmental Inc., Senior Secured Notes	4.250%	6/1/25	7,650,000	7,731,281	(a)
Republic Services Inc., Senior Notes	2.500%	8/15/24	9,100,000	9,685,381
Waste Management Inc., Senior Notes	4.600%	3/1/21	2,370,000	2,411,847
Waste Management Inc., Senior Notes	3.500%	5/15/24	4,440,000	4,842,021

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	49

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Waste Management Inc., Senior Notes	3.200%	6/15/26	4,980,000	$5,106,784
Waste Management Inc., Senior Notes	3.450%	6/15/29	5,990,000	6,174,765
Waste Management Inc., Senior Notes	4.000%	7/15/39	4,760,000	4,903,009
Waste Management Inc., Senior Notes	4.150%	7/15/49	7,460,000	9,370,862
Total Commercial Services & Supplies				67,047,716
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	2.750%	11/2/22	25,195,000	26,512,635
Eaton Corp., Senior Notes	4.150%	11/2/42	4,160,000	4,924,998
Total Electrical Equipment				31,437,633
Industrial Conglomerates — 0.4%
3M Co., Senior Notes	2.375%	8/26/29	10,110,000	10,935,204
3M Co., Senior Notes	3.050%	4/15/30	3,400,000	3,854,058
3M Co., Senior Notes	3.700%	4/15/50	20,000,000	23,890,591
General Electric Co., Senior Notes	3.450%	5/1/27	2,950,000	3,022,054
General Electric Co., Senior Notes	3.625%	5/1/30	6,030,000	6,049,225
General Electric Co., Senior Notes	6.750%	3/15/32	10,280,000	12,516,750
General Electric Co., Senior Notes	6.150%	8/7/37	5,260,000	6,143,992
General Electric Co., Senior Notes	5.875%	1/14/38	16,543,000	18,693,027
General Electric Co., Senior Notes	6.875%	1/10/39	35,494,000	43,652,685
General Electric Co., Senior Notes	4.250%	5/1/40	6,280,000	6,261,566
General Electric Co., Senior Notes	4.350%	5/1/50	8,260,000	8,182,710
Honeywell International Inc., Senior Notes	1.350%	6/1/25	9,750,000	9,992,436
Total Industrial Conglomerates				153,194,298
Machinery — 0.2%
Deere & Co., Senior Notes	3.100%	4/15/30	4,080,000	4,631,904
Deere & Co., Senior Notes	3.750%	4/15/50	14,850,000	18,355,374

See Notes to Financial Statements.

50	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Machinery — continued
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	6,550,000	$6,879,222	(a)
Otis Worldwide Corp., Senior Notes	2.293%	4/5/27	6,560,000	6,860,990	(a)
Otis Worldwide Corp., Senior Notes	2.565%	2/15/30	20,020,000	21,078,162	(a)
Total Machinery				57,805,652
Road & Rail — 0.2%
Union Pacific Corp., Senior Notes	3.750%	7/15/25	8,730,000	9,889,142
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,380,000	4,653,236
Union Pacific Corp., Senior Notes	3.950%	9/10/28	28,460,000	33,837,524
Union Pacific Corp., Senior Notes	3.839%	3/20/60	23,430,000	27,223,689
Union Pacific Corp., Senior Notes	3.750%	2/5/70	12,515,000	14,023,487
Total Road & Rail				89,627,078
Trading Companies & Distributors — 0.1%
Air Lease Corp., Senior Notes	3.375%	7/1/25	9,600,000	9,627,228
Ashtead Capital Inc., Secured Notes	4.125%	8/15/25	3,066,000	3,134,985	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	2,380,000	2,378,072
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	2,505,000	2,573,650
United Rentals North America Inc., Senior Notes	5.875%	9/15/26	3,060,000	3,210,292
United Rentals North America Inc., Senior Notes	6.500%	12/15/26	1,540,000	1,619,926
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	190,000	196,448
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	5,413,000	5,556,796
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	1,560,000	1,614,311
Total Trading Companies & Distributors				29,911,708

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	51

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Transportation Infrastructure — 0.1%
DP World PLC, Senior Notes	5.625%	9/25/48	24,030,000	$26,324,697	(a)
Total Industrials				1,100,113,756
Information Technology — 2.3%
Communications Equipment — 0.0%††
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,740,000	2,476,165	(a)
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	2,988,000	3,817,880
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	6,087,000	8,021,741
Total Communications Equipment				14,315,786
IT Services — 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	40,290,000	43,654,190
Mastercard Inc., Senior Notes	3.850%	3/26/50	2,320,000	2,899,680
PayPal Holdings Inc., Senior Notes	1.350%	6/1/23	11,850,000	12,089,864
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	12,430,000	12,864,399
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	6,750,000	7,065,240
Visa Inc., Senior Notes	3.150%	12/14/25	26,130,000	29,128,611
Visa Inc., Senior Notes	2.050%	4/15/30	9,790,000	10,280,748
Visa Inc., Senior Notes	4.300%	12/14/45	16,470,000	21,819,919
Total IT Services				139,802,651
Semiconductors & Semiconductor Equipment — 0.9%
Broadcom Inc., Senior Notes	2.250%	11/15/23	21,820,000	22,562,994	(a)
Broadcom Inc., Senior Notes	4.700%	4/15/25	32,370,000	36,512,598	(a)
Broadcom Inc., Senior Notes	3.150%	11/15/25	25,730,000	27,418,444	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	4,050,000	4,604,591
Intel Corp., Senior Notes	4.600%	3/25/40	6,320,000	8,370,819
Intel Corp., Senior Notes	4.750%	3/25/50	40,820,000	57,805,799
Intel Corp., Senior Notes	4.950%	3/25/60	16,025,000	23,662,782
Micron Technology Inc., Senior Notes	2.497%	4/24/23	12,900,000	13,417,783
NVIDIA Corp., Senior Notes	2.850%	4/1/30	7,890,000	8,795,973
NVIDIA Corp., Senior Notes	3.500%	4/1/40	17,250,000	20,192,825
NVIDIA Corp., Senior Notes	3.500%	4/1/50	49,120,000	56,443,816
NVIDIA Corp., Senior Notes	3.700%	4/1/60	16,020,000	19,148,472

See Notes to Financial Statements.

52	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Semiconductors & Semiconductor Equipment — continued
NXP BV/NXP Funding LLC/NXP
USA Inc., Senior Notes	2.700%	5/1/25	8,540,000	$8,966,322	(a)
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	8,690,000	8,841,996
Total Semiconductors & Semiconductor Equipment				316,745,214
Software — 0.6%
Microsoft Corp., Senior Notes	1.550%	8/8/21	18,543,000	18,800,650
Microsoft Corp., Senior Notes	2.400%	2/6/22	14,850,000	15,330,717
Microsoft Corp., Senior Notes	2.875%	2/6/24	19,298,000	20,812,281
Microsoft Corp., Senior Notes	2.700%	2/12/25	4,322,000	4,714,560
Microsoft Corp., Senior Notes	2.400%	8/8/26	74,200,000	81,052,582
Microsoft Corp., Senior Notes	3.300%	2/6/27	40,450,000	46,325,031
Microsoft Corp., Senior Notes	3.450%	8/8/36	770,000	931,674
Microsoft Corp., Senior Notes	4.100%	2/6/37	2,844,000	3,676,246
Microsoft Corp., Senior Notes	2.525%	6/1/50	1,686,000	1,767,726
Microsoft Corp., Senior Notes	3.950%	8/8/56	3,169,000	4,085,936
Microsoft Corp., Senior Notes	2.675%	6/1/60	671,000	702,373
salesforce.com Inc., Senior Notes	3.250%	4/11/23	11,370,000	12,224,145
salesforce.com Inc., Senior Notes	3.700%	4/11/28	3,480,000	4,065,109
Total Software				214,489,030
Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc., Senior Notes	2.000%	11/13/20	11,350,000	11,422,556
Apple Inc., Senior Notes	1.550%	8/4/21	347,000	352,166
Apple Inc., Senior Notes	1.125%	5/11/25	33,600,000	34,348,635
Apple Inc., Senior Notes	2.450%	8/4/26	32,030,000	34,829,051
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	37,507,000	38,558,603	(a)
Total Technology Hardware, Storage & Peripherals				119,511,011
Total Information Technology				804,863,692
Materials — 1.1%
Chemicals — 0.1%
Equate Petrochemical BV,
Senior Notes	4.250%	11/3/26	12,930,000	13,690,814	(a)
LyondellBasell Industries NV, Senior Notes	6.000%	11/15/21	2,360,000	2,498,679

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	53

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Chemicals — continued
LyondellBasell Industries NV, Senior Notes	5.750%	4/15/24	2,690,000	$3,099,701
OCP SA, Senior Notes	4.500%	10/22/25	10,510,000	10,981,626	(a)
Total Chemicals				30,270,820
Containers & Packaging — 0.0%††
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	6.000%	2/15/25	940,000	964,835	(a)
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	610,000	600,282	(a)
Reynolds Group Issuer Inc./ Reynolds Group Issuer LLC/ Reynolds Group Issuer (Luxembourg) SA, Senior Secured Notes	5.125%	7/15/23	5,190,000	5,236,788	(a)
WestRock RKT Co., Senior Notes	4.000%	3/1/23	2,250,000	2,401,592
Total Containers & Packaging				9,203,497
Metals & Mining — 1.0%
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	12,605,000	12,972,216	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	3,400,000	3,571,727	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	9,785,000	10,906,765	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	13,125,000	14,041,024	(a)
ArcelorMittal SA, Senior Notes	3.600%	7/16/24	17,003,000	16,860,542
ArcelorMittal SA, Senior Notes	6.125%	6/1/25	17,210,000	18,688,859
ArcelorMittal SA, Senior Notes	4.550%	3/11/26	8,835,000	8,960,293
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	3,490,000	4,175,188
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,590,000	2,098,245
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	8,454,000	11,395,004

See Notes to Financial Statements.

54	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Metals & Mining — continued
Barrick North America Finance LLC, Senior Notes	5.750%	5/1/43	8,260,000	$11,702,596
BHP Billiton Finance USA Ltd., Senior Notes	2.875%	2/24/22	983,000	1,018,280
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,630,000	10,567,833
BHP Billiton Finance USA Ltd., Senior Notes (6.750% to 10/19/25, then USD 5 year ICE Swap Rate + 5.093% to 10/19/45, then USD 5 year ICE Swap Rate + 5.843%)	6.750%	10/19/75	28,735,000	33,230,447	(a)(c)
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	4,116,000	4,125,158
Freeport-McMoRan Inc., Senior Notes	3.875%	3/15/23	40,000	40,080
Freeport-McMoRan Inc., Senior Notes	4.550%	11/14/24	130,000	132,451
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	1,440,000	1,427,533
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	19,502,000	19,177,974
Glencore Finance Canada Ltd., Senior Notes	6.000%	11/15/41	2,120,000	2,383,974	(a)
Glencore Funding LLC, Senior Notes	3.000%	10/27/22	21,610,000	22,322,914	(a)
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	3,200,000	3,423,723	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	34,758,000	37,295,894	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	16,490,000	17,699,014	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	24,800,000	29,471,789
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	641,000	679,982
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,581,000	8,626,342
Yamana Gold Inc., Senior Notes	4.625%	12/15/27	10,350,000	10,919,123
Total Metals & Mining				317,914,970

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	55

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Paper & Forest Products — 0.0%††
Resolute Forest Products Inc., Senior Notes	5.875%	5/15/23	7,770,000	$7,137,872
Total Materials				364,527,159
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
CoreCivic Inc., Senior Notes	4.750%	10/15/27	634,000	528,220
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc., Senior Notes	4.500%	1/15/28	340,000	324,211
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	3.750%	9/17/24	23,980,000	24,765,714	(a)
WEA Finance LLC/Westfield UK & Europe Finance PLC, Senior Notes	4.750%	9/17/44	600,000	589,000	(a)
Total Real Estate				26,207,145
Utilities — 0.7%
Electric Utilities — 0.6%
Berkshire Hathaway Energy Co., Senior Notes	6.125%	4/1/36	156,000	225,643
Duke Energy Carolinas LLC, Secured Bonds	5.300%	2/15/40	3,000,000	4,165,917
Duke Energy Ohio Inc., Secured Bonds	3.650%	2/1/29	7,740,000	8,957,618
Duke Energy Progress LLC, Secured Bonds	2.800%	5/15/22	400,000	415,418
Exelon Corp., Senior Notes	5.625%	6/15/35	5,126,000	6,741,962
FirstEnergy Corp., Senior Notes	4.250%	3/15/23	18,500,000	20,017,626
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	5,780,000	5,838,573
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	15,802,000	17,903,320
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	56,186,000	82,161,567
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	10,344,000	13,129,796
Pacific Gas and Electric Co., Secured Bonds	1.750%	6/16/22	21,610,000	21,698,601

See Notes to Financial Statements.

56	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Electric Utilities — continued
Pacific Gas and Electric Co., Secured Bonds	2.100%	8/1/27	6,640,000	$6,587,876
Pacific Gas and Electric Co., Secured Bonds	2.500%	2/1/31	8,320,000	8,160,506
Pacific Gas and Electric Co., Secured Bonds	3.300%	8/1/40	2,570,000	2,511,301
Pacific Gas and Electric Co., Secured Bonds	3.500%	8/1/50	5,800,000	5,620,084
Progress Energy Inc., Senior Notes	4.400%	1/15/21	5,200,000	5,260,025
Progress Energy Inc., Senior Notes	6.000%	12/1/39	4,800,000	6,518,211
Total Electric Utilities				215,914,044
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	5,400,000	6,145,167
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	4,490,000	5,429,691
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	3,600,000	5,135,041
Total Multi-Utilities				16,709,899
Total Utilities				232,623,943
Total Corporate Bonds & Notes (Cost — $11,618,774,145)				12,595,350,197
Mortgage-Backed Securities — 18.4%
FHLMC — 3.7%
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	10/1/25-3/1/50	171,603,297	183,494,367
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38- 3/1/50	94,386,436	103,176,434
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	12/1/38	2,991,569	3,431,706
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	10/1/42- 3/1/50	186,204,682	200,065,395
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/47- 3/1/50	193,374,343	205,411,602
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	8/1/48- 4/1/50	187,277,310	202,924,309
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.286%)	2.542%	3/1/47	9,516,895	9,820,943	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	57

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	6/1/23- 6/1/48	11,343,499	$12,848,204
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23- 4/1/49	56,586,396	61,817,545
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	7/1/29- 9/1/39	2,280,309	2,620,727
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/32- 3/1/39	625,988	731,622
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33- 4/1/48	35,940,187	38,790,728
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	11/1/35	6,914	7,929
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	8/1/36-11/1/36	14,434	16,825
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	2/1/38- 9/1/48	159,892,200	172,650,184
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	10/1/42-4/1/48	61,052,172	66,555,792
Total FHLMC				1,264,364,312
FNMA — 11.6%
Federal National Mortgage Association (FNMA)	4.500%	7/1/23-9/1/57	524,551,514	574,509,082
Federal National Mortgage Association (FNMA)	6.000%	4/1/24-2/1/41	20,601,109	24,036,236
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	3,150,000	3,412,590
Federal National Mortgage Association (FNMA)	3.070%	1/1/29	4,060,000	4,618,544
Federal National Mortgage Association (FNMA)	6.500%	2/1/29- 5/1/40	9,650,191	11,196,482
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	5,921,382	6,785,395
Federal National Mortgage Association (FNMA)	3.240%	5/1/29	2,803,000	3,237,464
Federal National Mortgage Association (FNMA)	3.260%	5/1/29	4,270,000	4,943,036
Federal National Mortgage Association (FNMA)	3.040%	6/1/29	5,250,000	5,983,132
Federal National Mortgage Association (FNMA)	7.000%	8/1/29-2/1/39	3,071,543	3,555,663

See Notes to Financial Statements.

58	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	7.500%	11/1/29	1,906	$2,251
Federal National Mortgage Association (FNMA)	2.260%	2/1/30-4/1/30	13,671,508	14,844,626
Federal National Mortgage Association (FNMA)	2.300%	2/1/30	2,100,000	2,284,036
Federal National Mortgage Association (FNMA)	2.060%	3/1/30	8,308,847	8,963,672
Federal National Mortgage Association (FNMA)	2.140%	4/1/30	1,300,000	1,401,770
Federal National Mortgage Association (FNMA)	2.870%	7/1/31	3,021,000	3,438,042
Federal National Mortgage Association (FNMA)	2.765%	8/1/31	17,300,000	19,457,648
Federal National Mortgage Association (FNMA)	2.770%	8/1/31	9,500,000	10,689,324
Federal National Mortgage Association (FNMA)	2.850%	8/1/31	10,600,000	12,012,469
Federal National Mortgage Association (FNMA)	2.240%	10/1/31	4,270,000	4,638,604
Federal National Mortgage Association (FNMA)	2.400%	10/1/31	4,337,000	4,786,374
Federal National Mortgage Association (FNMA)	2.320%	2/1/32	3,819,000	4,185,821
Federal National Mortgage Association (FNMA)	1.850%	4/1/32	5,600,000	5,926,748
Federal National Mortgage Association (FNMA)	1.950%	4/1/32	4,360,000	4,612,929
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-12/1/49	170,394,812	189,695,382
Federal National Mortgage Association (FNMA)	3.500%	9/1/33- 3/1/57	705,052,023	755,964,786
Federal National Mortgage Association (FNMA)	2.000%	7/1/35- 7/1/50	709,500,000	730,409,978	(j)
Federal National Mortgage Association (FNMA)	5.500%	11/1/36-9/1/56	28,943,177	32,396,266
Federal National Mortgage Association (FNMA)	3.000%	12/1/37-6/1/50	623,871,131	666,085,717
Federal National Mortgage Association (FNMA)	4.000%	4/1/42- 6/1/57	412,425,266	451,549,010

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	59

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	4.000%	10/1/48	15,998,078	$17,060,735	(i)
Federal National Mortgage Association (FNMA)	3.500%	2/1/50-4/1/50	50,936,789	54,228,086	(i)
Federal National Mortgage Association (FNMA)	2.500%	7/1/50	311,100,000	324,346,056	(j)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.959%)	3.666%	11/1/35	24,129	24,950	(c)
Total FNMA				3,961,282,904
GNMA — 3.1%
Government National Mortgage Association (GNMA)	7.500%	3/15/23-9/15/31	19,532	21,206
Government National Mortgage Association (GNMA)	7.000%	9/15/23-7/15/31	45,296	51,338
Government National Mortgage Association (GNMA)	6.500%	4/15/28- 1/15/39	2,219,242	2,556,881
Government National Mortgage Association (GNMA)	6.000%	1/15/29- 2/15/37	6,087,362	7,009,151
Government National Mortgage Association (GNMA)	8.000%	12/15/30-1/15/31	9,604	9,852
Government National Mortgage Association (GNMA)	5.500%	7/15/33- 6/15/36	4,895,161	5,696,392
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	39,397,641	41,906,241
Government National Mortgage Association (GNMA)	4.000%	4/15/47- 3/15/50	29,397,573	33,038,710
Government National Mortgage Association (GNMA)	3.500%	6/15/48- 5/15/50	19,151,998	20,543,022
Government National Mortgage Association (GNMA) II	5.000%	4/20/35- 4/20/50	113,664,217	124,369,323
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	1,437,457	1,668,378
Government National Mortgage Association (GNMA) II	6.000%	9/20/38-11/20/41	3,518,364	4,046,635

See Notes to Financial Statements.

60	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-3/20/49	277,941,137	$299,412,060
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-2/20/50	138,691,174	147,148,416
Government National Mortgage Association (GNMA) II	4.000%	3/20/45-4/20/50	217,311,673	233,609,934
Government National Mortgage Association (GNMA) II	3.000%	11/20/46-1/20/50	38,745,026	41,150,163
Government National Mortgage Association (GNMA) II	2.500%	7/1/50	97,800,000	102,957,422	(j)
Total GNMA				1,065,195,124
Total Mortgage-Backed Securities (Cost — $6,102,875,249)				6,290,842,340
U.S. Government & Agency Obligations — 10.6%
U.S. Government Agencies — 0.2%
Federal Home Loan Bank (FHLB), Global Bonds	5.500%	7/15/36	2,585,000	4,045,699
Federal National Mortgage Association (FNMA)	4.500%	3/1/50	8,244,069	8,896,218	(i)
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	45,010,000	69,814,829
Total U.S. Government Agencies				82,756,746
U.S. Government Obligations — 10.4%
Department of Housing and Urban Development, Notes	2.850%	8/1/24	4,537,000	4,972,815
Department of Housing and Urban Development, Senior Notes	2.450%	8/1/22	9,000,000	9,396,024
U.S. Treasury Bonds	3.750%	11/15/43	210,430,000	313,331,093	(k)
U.S. Treasury Bonds	3.625%	2/15/44	297,160,000	435,200,106
U.S. Treasury Bonds	2.500%	2/15/45	56,680,000	69,952,198
U.S. Treasury Bonds	2.875%	8/15/45	529,920,000	698,718,152	(k)
U.S. Treasury Bonds	3.125%	5/15/48	42,580,000	59,692,669
U.S. Treasury Bonds	3.000%	2/15/49	6,725,000	9,287,462
U.S. Treasury Bonds	2.000%	2/15/50	153,600,000	175,962,000
U.S. Treasury Bonds	1.250%	5/15/50	419,200,000	402,890,500

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	61

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
U.S. Government Obligations — continued
U.S. Treasury Notes	2.875%	9/30/23	560,000		$608,748
U.S. Treasury Notes	0.375%	4/30/25	780,000		783,656
U.S. Treasury Notes	0.250%	6/30/25	579,680,000		578,615,742	(i)
U.S. Treasury Notes	0.500%	6/30/27	493,740,000		494,202,881
U.S. Treasury Notes	3.125%	11/15/28	5,000		6,046
U.S. Treasury Notes	0.625%	5/15/30	178,490,000		178,022,858
U.S. Treasury Strip Principal (STRIPS)	0.000%	11/15/24	6,080,000		6,019,625
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	152,060,000		99,671,094
Total U.S. Government Obligations					3,537,333,669
Total U.S. Government & Agency Obligations (Cost — $3,245,370,921)					3,620,090,415
Sovereign Bonds — 9.0%
Argentina — 0.2%
Argentine Bonos del Tesoro, Bonds	18.200%	10/3/21	626,050,000	ARS	4,528,812	(e)
Argentine Bonos del Tesoro, Bonds	16.000%	10/17/23	70,110,000	ARS	357,374	(e)
Argentine Republic Government International Bond, Senior Notes	6.875%	4/22/21	5,430,000		2,273,134	*(d)
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	50,540,000		21,000,128	*(d)
Argentine Republic Government International Bond, Senior Notes	7.500%	4/22/26	11,600,000		4,717,604	*(d)
Argentine Republic Government International Bond, Senior Notes	5.875%	1/11/28	1,390,000		556,778	*(d)
Argentine Republic Government International Bond, Senior Notes	7.125%	7/6/36	3,600,000		1,419,498	*(d)
Argentine Republic Government International Bond, Senior Notes	7.625%	4/22/46	5,450,000		2,132,612	*(d)
Argentine Republic Government International Bond, Senior Notes	6.875%	1/11/48	32,960,000		12,879,450	*(d)

See Notes to Financial Statements.

62	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Argentina — continued
Argentine Republic Government International Bond, Senior Notes, Step Bond (3.750% to 3/31/29 then 5.250%)	3.750%	12/31/38	22,200,000		$8,753,349	*(d)
Provincia de Buenos Aires, Senior Notes	6.500%	2/15/23	9,210,000		3,914,342	*(a)(d)
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,550,000		654,891	*(a)(d)
Provincia de Buenos Aires, Senior Notes	7.875%	6/15/27	7,890,000		3,294,154	*(a)(d)
Total Argentina					66,482,126
Brazil — 0.9%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	497,723,000	BRL	95,013,132
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/23	339,418,000	BRL	70,935,411
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	34,396,000	BRL	7,515,092
Brazilian Government International Bond, Senior Notes	2.625%	1/5/23	4,490,000		4,591,025
Brazilian Government International Bond, Senior Notes	4.625%	1/13/28	18,440,000		19,319,496
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	25,970,000		27,138,650
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	34,140,000		32,921,031
Brazilian Government International Bond, Senior Notes	5.625%	2/21/47	50,990,000		53,248,602
Total Brazil					310,682,439
China — 1.1%
China Government Bond, Senior Notes	3.380%	11/21/24	115,500,000	CNH	16,946,229	(l)
China Government Bond, Senior Notes	3.390%	5/21/25	59,000,000	CNH	8,685,442	(l)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	63

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
China — continued
China Government Bond, Senior Notes	3.310%	11/30/25	273,500,000	CNH	$40,241,323	(l)
China Government Bond, Senior Notes	3.290%	5/23/29	2,187,000,000	CNY	318,056,343
Total China					383,929,337
Colombia — 0.1%
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	19,220,000		23,146,550
Egypt — 0.0%††
Egypt Government International Bond, Senior Notes	5.577%	2/21/23	15,630,000		16,020,750	(a)
Indonesia — 0.9%
Indonesia Government International Bond, Senior Notes	4.875%	5/5/21	510,000		526,575	(l)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	24,750,000		25,749,792	(l)
Indonesia Government International Bond, Senior Notes	3.750%	4/25/22	370,000		384,946	(a)
Indonesia Government International Bond, Senior Notes	5.375%	10/17/23	7,620,000		8,478,337	(l)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	10,410,000		11,297,019	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	3,010,000		3,208,813
Indonesia Government International Bond, Senior Notes	4.625%	4/15/43	5,050,000		5,808,863	(l)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	22,340,000		27,466,364	(a)
Indonesia Government International Bond, Senior Notes	5.125%	1/15/45	3,610,000		4,438,387	(l)

See Notes to Financial Statements.

64	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Indonesia — continued
Indonesia Government International Bond, Senior Notes	5.250%	1/8/47	23,930,000		$30,035,281	(a)
Indonesia Government International Bond, Senior Notes	4.750%	7/18/47	3,900,000		4,594,945	(a)
Indonesia Government International Bond, Senior Notes	4.350%	1/11/48	28,860,000		32,624,084
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	3,160,000		3,297,269
Indonesia Treasury Bond, Senior Notes	7.000%	5/15/27	1,645,317,000,000	IDR	115,523,483
Indonesia Treasury Bond, Senior Notes	7.500%	6/15/35	279,479,000,000	IDR	19,374,733
Total Indonesia					292,808,891
Israel — 0.1%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	14,340,000		15,849,142
Israel Government International Bond, Senior Notes	3.875%	7/3/50	7,670,000		9,137,731
Total Israel					24,986,873
Italy — 1.2%
Italy Buoni Poliennali Del Tesoro, Senior Notes	2.300%	10/15/21	363,560,000	EUR	421,081,880	(l)
Kenya — 0.0%††
Kenya Government International Bond, Senior Notes	6.875%	6/24/24	7,780,000		7,925,292	(l)
Kenya Government International Bond, Senior Notes	7.250%	2/28/28	6,600,000		6,544,164	(a)
Total Kenya					14,469,456
Kuwait — 0.1%
Kuwait International Government Bond, Senior Notes	3.500%	3/20/27	24,270,000		27,138,447	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	65

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Mexico — 1.9%
Mexican Bonos, Bonds	10.000%	12/5/24	324,780,000	MXN	$17,015,394
Mexican Bonos, Bonds	8.000%	11/7/47	6,679,000,000	MXN	325,878,942
Mexican Bonos, Senior Notes	8.500%	5/31/29	2,067,380,000	MXN	106,557,161
Mexican Bonos, Senior Notes	7.750%	11/23/34	381,940,000	MXN	18,881,557
Mexican Bonos, Senior Notes	7.750%	11/13/42	2,668,886,200	MXN	126,942,351
Mexico Government International Bond, Senior Notes	4.350%	1/15/47	11,650,000		11,702,134
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	28,480,000		29,670,322
Mexico Government International Bond, Senior Notes	5.750%	10/12/2110	9,190,000		10,240,371
Total Mexico					646,888,232
Nigeria — 0.1%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	8,130,000		7,760,085	(a)
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	9,270,000		8,690,161	(a)
Total Nigeria					16,450,246
Panama — 0.0%††
Panama Government International Bond, Senior Notes	4.500%	4/1/56	7,630,000		9,392,606
Peru — 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	23,540,000		25,152,490
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	2,330,000		3,554,543
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	14,280,000		22,588,033
Total Peru					51,295,066

See Notes to Financial Statements.

66	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Poland — 0.1%
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	34,880,000		$38,788,583
Qatar — 0.3%
Qatar Government International Bond, Senior Notes	4.000%	3/14/29	22,950,000		26,453,065	(a)
Qatar Government International Bond, Senior Notes	4.817%	3/14/49	50,690,000		66,840,594	(a)
Qatar Government International Bond, Senior Notes	4.400%	4/16/50	13,490,000		16,730,042	(a)
Total Qatar					110,023,701
Russia — 1.4%
Russian Federal Bond — OFZ	7.000%	1/25/23	1,326,230,000	RUB	19,710,404
Russian Federal Bond — OFZ	7.000%	8/16/23	3,299,070,000	RUB	49,409,446
Russian Federal Bond — OFZ	7.750%	9/16/26	256,110,000	RUB	4,062,601
Russian Federal Bond — OFZ	8.150%	2/3/27	2,696,040,000	RUB	43,708,105
Russian Federal Bond — OFZ	7.050%	1/19/28	6,370,818,000	RUB	97,768,233
Russian Federal Bond — OFZ	6.900%	5/23/29	6,829,060,000	RUB	103,904,770
Russian Federal Bond — OFZ	7.650%	4/10/30	5,213,630,000	RUB	83,070,102
Russian Federal Bond — OFZ	7.250%	5/10/34	309,130,000	RUB	4,824,761
Russian Federal Bond — OFZ	7.700%	3/16/39	4,742,870,000	RUB	78,051,176
Total Russia					484,509,598
United Arab Emirates — 0.4%
Abu Dhabi Government International Bond, Senior Notes	2.500%	10/11/22	26,930,000		27,869,049	(a)
Abu Dhabi Government International Bond, Senior Notes	3.125%	9/30/49	80,700,000		84,230,625	(a)
Abu Dhabi Government International Bond, Senior Notes	3.875%	4/16/50	5,400,000		6,403,050	(a)
Total United Arab Emirates					118,502,724

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	67

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Uruguay — 0.0%††
Uruguay Government International Bond, Senior Notes	7.875%	1/15/33	1	$2
Total Sovereign Bonds (Cost — $3,296,010,193)				3,056,597,507
Collateralized Mortgage Obligations (m) — 7.4%
Alternative Loan Trust, 2006-6CB 1A4	5.500%	5/25/36	4,538,024	4,443,302
Alternative Loan Trust, 2006-18CB A6 (-4.000 x 1 mo. USD LIBOR + 28.600%)	27.862%	7/25/36	6,693,689	11,685,694	(c)
Alternative Loan Trust, 2006-23CB 2A6, PAC(-4.000 x 1 mo. USD LIBOR + 28.400%)	27.662%	8/25/36	2,756,504	4,451,585	(c)
Alternative Loan Trust, 2006-43CB 1A10	6.000%	2/25/37	4,900,661	3,803,922
Alternative Loan Trust, 2006-43CB 3A3, IO (-1.000 x 1mo. USD LIBOR + 6.630%)	6.446%	2/25/37	14,183,982	3,820,819	(c)
Alternative Loan Trust, 2006-OA9 2A1B (1 mo. USD LIBOR + 0.200%)	0.390%	7/20/46	399,787	297,071	(c)
Banc of America Funding Trust, 2015-R2 3A1 (1 mo. USD LIBOR + 0.260%)	0.445%	4/29/37	3,362,182	3,369,926	(a)(c)
Banc of America Funding Trust, 2015-R2 3A2 (1 mo. USD LIBOR + 0.260%)	0.445%	4/29/37	25,428,000	24,356,184	(a)(c)
BBCCRE Trust, 2015-GTP E	4.715%	8/10/33	33,260,000	29,292,711	(a)(c)
BBCMS Trust, 2018-CBM D (1 mo. USD LIBOR + 2.391%)	2.576%	7/15/37	16,390,000	14,319,655	(a)(c)
BCAP LLC Trust, 2010-RR9 6A2	6.000%	10/26/35	14,841,069	14,267,729	(a)(c)
Bear Stearns Asset Backed Securities I Trust, 2004-AC6 A1	5.750%	11/25/34	2,675,250	2,456,277
Bear Stearns Asset Backed Securities I Trust, 2006-AC4 A2 (-4.333 x 1 mo. USD LIBOR + 33.583%)	32.784%	7/25/36	2,563,597	3,880,968	(c)
Bear Stearns Mortgage Funding Trust, 2007-AR2 A1 (1 mo. USD LIBOR + 0.170%)	0.355%	3/25/37	13,110,567	11,501,183	(c)

See Notes to Financial Statements.

68	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	28,980,000	$29,345,632	(c)
BHMS Mortgage Trust, 2018- MZB(1 mo. USD LIBOR + 6.637%)	6.821%	7/15/20	93,060,000	73,373,492	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 0.920%)	1.105%	10/15/36	15,133,545	15,058,276	(a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates Series, 2005-4A A1 (1 mo. USD LIBOR + 0.200%)	0.385%	10/25/36	343,243	310,051	(a)(c)
CHT Mortgage Trust, 2017-CSMO A (1 mo. USD LIBOR + 0.930%)	1.115%	11/15/36	17,095,000	16,414,489	(a)(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	2,800,000	3,007,880
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	9,194,000	9,315,871	(c)
Citigroup Mortgage Loan Trust, 2006-AR9 1A4 (1 mo. USD LIBOR + 0.240%)	0.425%	11/25/36	738,766	732,522	(c)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	2.856%	8/25/35	61,656	51,080	(c)
Commercial Mortgage Pass-Through Certificates, 2014- CR21 A3	3.528%	12/10/47	546,192	588,598
Commercial Mortgage Pass-Through Certificates, 2015- DC1 C	4.454%	2/10/48	3,070,000	2,829,944	(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	1,723,000	1,824,594
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	1,470,000	1,537,016	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.240%	10/10/46	730,000	693,600	(c)
Commercial Mortgage Trust, 2014-CR19 B	4.703%	8/10/47	8,410,000	8,747,221	(c)
Commercial Mortgage Trust, 2014-CR21 C	4.574%	12/10/47	11,948,000	11,646,921	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	69

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Commercial Mortgage Trust, 2015-DC1 B	4.035%	2/10/48	7,160,000	$7,249,453	(c)
Credit Suisse Commercial Mortgage Trust, 2006-C3 AJ	6.634%	6/15/38	1,243,085	643,450	(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	5,899,773	2,716,590
Credit Suisse Mortgage Capital Trust, 2020-4R 1A1 (1 mo. USD LIBOR + 3.000%)	3.174%	6/25/47	69,554,811	70,383,348	(a)(c)
CSMC Trust, 2014-USA A2	3.953%	9/15/37	12,520,000	12,304,502	(a)
CSMC Trust, 2014-USA E	4.373%	9/15/37	13,470,000	10,392,027	(a)
CSMC Trust, 2015-2R 7A1	3.482%	8/27/36	12,136,071	12,008,369	(a)(c)
CSMC Trust, 2015-4R 3A3 (1 mo. USD LIBOR + 0.310%)	0.788%	10/27/36	48,456,954	23,974,538	(a)(c)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	5.535%	7/15/32	23,400,000	14,567,534	(a)(c)
CSMC Trust, 2017-TIME A	3.646%	11/13/39	21,200,000	20,631,160	(a)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	120,149,498	125,118,737	(a)(c)
CSMC Trust, 2019-RIO A	3.208%	12/15/21	148,347,500	136,497,042	(a)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX	1.666%	8/27/28	15,503,008	1,765,153	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K016 X1, IO	1.635%	10/25/21	7,097,678	109,179	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K091 A2	3.505%	3/25/29	11,600,000	13,792,928
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K092 X1, IO	0.852%	4/25/29	41,738,039	2,292,549	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 X1, IO	1.082%	6/25/29	39,930,947	2,883,565	(c)

See Notes to Financial Statements.

70	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K095 XAM, IO	1.372%	6/25/29	6,300,000	$620,692	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K099 X1, IO	1.006%	9/25/29	20,507,385	1,423,817	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K101 X1, IO	0.949%	10/25/29	19,981,329	1,327,466	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K735 X1, IO	1.102%	5/25/26	69,838,131	3,423,570	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.437%	7/25/26	39,840,602	2,640,627	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K737 X1, IO	0.752%	10/25/26	35,951,492	1,236,508	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1513 A3	2.797%	8/25/34	1,600,000	1,845,126
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KC05 X1, IO	1.204%	6/25/27	24,475,602	1,460,469	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	6,395,111	7,644,678
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2019- RR01 X, IO	1.534%	6/25/28	22,500,000	2,455,763	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	9,799,680	11,182,260

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	71

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	6.105%	11/15/36	1,122,996	$234,205	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI,IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	6.245%	2/15/37	6,089,902	1,442,723	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI,IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	5.845%	9/15/37	1,647,872	361,825	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3422 AI, IO	0.250%	1/15/38	689,430	4,524
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	6.045%	1/15/40	2,335,644	541,691	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	3,981,491	4,413,342
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3768 MB, PAC-1	4.000%	12/15/39	12,517,008	13,074,093
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG,IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.765%	10/15/41	6,515,915	1,135,164	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3973 SA,IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	6.305%	12/15/41	4,612,018	1,055,770	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA,IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.865%	8/15/39	2,784,388	577,423	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST,IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.815%	8/15/42	1,488,370	266,048	(c)

See Notes to Financial Statements.

72	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	3,742,873	$385,199
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4146 DI, IO	3.000%	12/15/31	2,793,267	175,926
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4174 SA,IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.015%	5/15/39	2,119,749	132,261	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO,PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	6.065%	9/15/42	2,486,804	415,928	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	2,726,188	180,899
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	1,586,054	87,144
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	3.371%	4/15/41	5,326,531	323,452	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	30,383,813	31,899,121
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	22,655,502	23,691,208
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	22,119,832	22,921,729
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	679,157	52,382
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	3.365%	2/15/38	1,021,818	61,835	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.915%	8/15/44	8,957,186	1,980,158	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	73

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.815%	12/15/46	20,865,835	$4,405,860	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-DNA1 M2 (-1.000 x 1 mo. USD LIBOR + 1.800%)	1.985%	7/25/30	48,837,873	48,198,292	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2014-C03 1M1 (1 mo. USD LIBOR + 3.000%)	3.185%	7/25/24	56,795,676	50,238,535	(c)
Federal National Mortgage Association (FNMA) — CAS, 2015-C01 2M2 (1 mo. USD LIBOR + 4.550%)	4.735%	2/25/25	2,636,881	2,654,214	(c)
Federal National Mortgage Association (FNMA) — CAS, 2015-C03 1M2 (1 mo. USD LIBOR + 5.000%)	5.185%	7/25/25	19,775,383	20,351,642	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2017-C03 1M1 (-1.000 x 1 mo. USD LIBOR + 0.950%)	1.135%	10/25/29	4,665,341	4,664,622	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-C05 1B1 (1 mo. USD LIBOR + 4.250%)	4.435%	1/25/31	19,130,000	19,199,459	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.552%	2/25/43	2,042,042	2,286,989	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M4, X2, IO	0.483%	7/25/22	25,726,407	164,639	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	3,822,000	4,290,116	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.228%	4/25/28	2,499,771	2,818,215	(c)

See Notes to Financial Statements.

74	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Federal National Mortgage Association (FNMA) ACES, 2019-M1 A2	3.673%	9/25/28	69,402,256	$81,710,878	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	12,170,000	14,603,887
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	22,830,000	26,426,684
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	25,350,000	29,383,672
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.945%	6/25/34	17,928,647	1,194,204	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.706%	6/25/29	55,448,656	2,421,154	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	18,610,960	20,595,625
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	7,498,898	8,167,792	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M27 A2	2.700%	11/25/40	2,500,000	2,817,088
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	36,670,655	38,416,929
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	3,828,215	4,091,585
Federal National Mortgage Association (FNMA) REMIC, 2005-88 IP, IO	3.165%	10/25/35	2,207,625	123,049	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-28 IP, IO	3.379%	3/25/36	1,562,758	102,569
Federal National Mortgage Association (FNMA) REMIC, 2006-59 IP, IO	3.974%	7/25/36	3,258,773	294,793	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	75

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP1, IO	0.236%	12/25/36	3,520,809	$294,107	(c)
Federal National Mortgage Association (FNMA) REMIC, 2006-118 IP2, IO	0.236%	12/25/36	4,040,052	259,459	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.296%	4/25/40	1,914,029	371,530	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	14,103,046	15,047,696
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	926,636	1,091,806
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	6.516%	10/25/26	840,735	105,908	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	892,721	979,246
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.316%	4/25/42	2,361,456	493,142	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	3,572,035	4,202,215
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	5,455,625	6,738,308
Federal National Mortgage Association (FNMA) REMIC, 2012-070 YS, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.466%	2/25/41	817,186	68,285	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	353,233	339,128

See Notes to Financial Statements.

76	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.466%	3/25/42	4,004,269	$785,825	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	211,361	202,748
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	6.416%	7/25/42	536,996	110,869	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-93 UI, IO	3.000%	9/25/27	1,143,088	65,506
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	1,548,033	97,101
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.966%	12/25/42	3,403,830	654,816	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.966%	12/25/42	2,581,760	488,267	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 SK, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.966%	12/25/42	8,465,586	1,835,106	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	4,876,728	5,931,888
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	13,517,606	15,627,469
Federal National Mortgage Association (FNMA) REMIC, 2013-9 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.966%	3/25/42	4,356,008	788,968	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	6,074,455	734,430

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	77

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	3,416,427	$129,409
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	5,627,870	655,941
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.966%	6/25/43	6,603,548	1,617,045	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	5.766%	12/25/43	13,798,275	2,950,397	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	3.141%	8/25/44	5,121,633	349,494	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	2.834%	8/25/55	10,723,580	539,717	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.966%	8/25/45	2,952,028	757,275	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-23 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	5.816%	11/25/45	17,412,719	3,745,131	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-60 QS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.916%	9/25/46	18,460,818	3,836,125	(c)
Federal National Mortgage Association (FNMA) REMIC, 2016-61 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.916%	9/25/46	8,322,747	1,582,716	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.916%	10/25/57	34,442,026	6,481,156	(c)

See Notes to Financial Statements.

78	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	6.016%	11/25/47	11,806,034	$2,236,059	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	12,900,000	12,827,438	(e)(f)
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	1,001,813	185,496
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	448,776	59,342
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	243,585	32,758	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	207,940	29,714	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	294,963	39,509
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	1,253,284	238,320
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	3,391,236	197,992
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	175,101	10,162
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	4,450,625	532,972
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	3,139,939	445,277
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	1,298,635	196,838

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	79

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Federal National Mortgage Association (FNMA) STRIPS, 20384 14, IO	5.500%	1/25/40	523,150	$90,089
First Horizon Alternative Mortgage Securities Trust, 2007-FA3 A1 (1 mo. USD LIBOR + 0.330%)	0.515%	6/25/37	8,913,207	3,832,743	(c)
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	32,758,666	33,820,650	(a)(c)
FREMF Mortgage Trust, 2012- K20 X2A, IO	0.200%	5/25/45	175,993,537	534,932	(a)
GE Business Loan Trust, 2007-1A A (1 mo. USD LIBOR + 0.170%)	0.355%	4/15/35	2,003,935	1,855,707	(a)(c)
GE Capital Commercial Mortgage Corp., 2007-C1 AJ	5.677%	12/10/49	9,636,170	1,619,967	(c)
Government National Mortgage Association (GNMA), 2006-16 GS, IO (-1.000 x 1 mo. USD LIBOR + 6.990%)	6.800%	4/20/36	611,446	129,884	(c)
Government National Mortgage Association (GNMA), 2007-51 SG, IO (-1.000 x 1 mo. USD LIBOR + 6.580%)	6.390%	8/20/37	2,372,150	405,394	(c)
Government National Mortgage Association (GNMA), 2010-31 GS, IO, PAC-1 (-1.000 x 1 mo. USD LIBOR + 6.500%)	6.310%	3/20/39	145,710	2,979	(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	6.290%	4/20/40	421,713	88,520	(c)
Government National Mortgage Association (GNMA), 2010-42 PC, PAC-1	5.000%	7/20/39	4,697,970	4,990,105

See Notes to Financial Statements.

80	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	6.460%	1/20/40	206,428	$19,133	(c)
Government National Mortgage Association (GNMA), 2010-86 PB, PAC-1	4.500%	10/20/39	10,588,505	11,184,742
Government National Mortgage Association (GNMA), 2010-116 MH	5.000%	7/20/40	25,786,509	30,560,670
Government National Mortgage Association (GNMA), 2010-118 IO, IO	0.000%	4/16/53	847,120	164	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	1.174%	5/20/60	476,687	482,137	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	0.653%	8/20/58	1,242,811	1,238,358	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	0.683%	12/20/60	307,562	306,468	(c)
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	0.703%	12/20/60	5,572,390	5,557,834	(c)
Government National Mortgage Association (GNMA), 2011-140 AI, IO	4.000%	10/16/26	182,994	12,641
Government National Mortgage Association (GNMA), 2011-H6 FA (1 mo. USD LIBOR + 0.450%)	0.753%	2/20/61	1,815,985	1,813,241	(c)
Government National Mortgage Association (GNMA), 2011-H8 FG (1 mo. USD LIBOR + 0.480%)	0.783%	3/20/61	5,631,824	5,628,067	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	81

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Government National Mortgage Association (GNMA), 2011-H9 AF (1 mo. USD LIBOR + 0.500%)	0.803%	3/20/61	5,101,108	$5,100,187	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	5.860%	3/20/42	1,580,936	377,130	(c)
Government National Mortgage Association (GNMA), 2012-66 CI, IO	3.500%	2/20/38	3,081,496	103,136
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	1,266,430	76,704
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.905%	8/16/42	3,017,534	637,088	(c)
Government National Mortgage Association (GNMA), 2012-152 IO, IO	0.814%	1/16/54	67,492,688	3,242,720	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.189%	10/16/48	82,141,070	1,052,194	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.498%	11/16/47	32,376,832	795,016	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.694%	11/16/47	7,968,798	8,435,017	(c)
Government National Mortgage Association (GNMA), 2013-150 IA, IO	2.566%	11/20/42	1,868,080	76,570	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	2.580%	6/16/48	2,122,419	2,223,970	(c)

See Notes to Financial Statements.

82	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Government National Mortgage Association (GNMA), 2014-117 SJ, IO, PAC (-1.000 x 1 mo. USD LIBOR + 5.600%)	5.410%	8/20/44	585,210	$113,737	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	3,985,039	278,515
Government National Mortgage Association (GNMA), 2014-176 IA, IO	4.000%	11/20/44	749,799	103,350
Government National Mortgage Association (GNMA), 2016-21 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.960%	2/20/46	23,255,653	5,199,613	(c)
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	4,760,900	855,889
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	5.905%	10/16/46	7,122,771	1,998,443	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.646%	8/16/58	36,481,568	1,767,430	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.760%	7/16/58	24,275,220	1,363,869	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.739%	2/16/59	14,371,612	857,034	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.665%	4/16/57	84,103,163	4,469,452	(c)
Government National Mortgage Association (GNMA), 2017-157 IO	0.570%	12/16/59	14,666,066	756,581	(c)
Government National Mortgage Association (GNMA), 2017-H15 KI, IO	2.346%	7/20/67	36,026,467	4,453,556	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	83

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Government National Mortgage Association (GNMA), 2017-H18 BI, IO	1.755%	9/20/67	28,366,801	$2,833,197	(c)
Government National Mortgage Association (GNMA), 2017-H20 IB, IO	2.222%	10/20/67	14,342,589	1,464,245	(c)
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	2.413%	11/20/67	4,191,302	432,902	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	8,316,017	8,743,399
Government National Mortgage Association (GNMA), 2018-119 IO, IO	0.658%	5/16/60	16,292,035	999,518	(c)
Government National Mortgage Association (GNMA), 2018-H6 PF (1 mo. USD LIBOR + 0.300%)	0.603%	2/20/68	17,252,063	17,159,620	(c)
Government National Mortgage Association (GNMA), 2018-H7 FD (1 mo. USD LIBOR + 0.300%)	0.603%	5/20/68	29,676,285	29,509,629	(c)
Government National Mortgage Association (GNMA), 2018-H8 KF (1 mo. USD LIBOR + 0.300%)	0.603%	5/20/68	14,350,192	14,255,795	(c)
Government National Mortgage Association (GNMA), 2018-H13 FC (1 mo. USD LIBOR + 0.300%)	0.603%	7/20/68	9,501,453	9,435,770	(c)
Government National Mortgage Association (GNMA), 2018-H17 FG (12 mo. USD LIBOR + 0.250%)	2.224%	10/20/68	6,589,700	6,581,280	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	11,998,951	12,570,240
Government National Mortgage Association (GNMA), 2019-123 A	3.000%	10/20/49	14,027,900	15,083,808

See Notes to Financial Statements.

84	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Government National Mortgage Association (GNMA), 2020-47 MI, IO	3.500%	4/20/50	24,254,811	$4,129,445
Government National Mortgage Association (GNMA), 2020-47 NI, IO	3.500%	4/20/50	7,671,564	1,368,039
Government National Mortgage Association (GNMA), 2020-H9 FL (1 mo. USD LIBOR + 1.150%)	1.340%	5/20/70	27,781,270	29,011,164	(c)
Government National Mortgage Association (GNMA), 2020-H9 NF (1 mo. USD LIBOR + 1.250%)	1.440%	4/20/70	7,656,690	7,870,200	(c)
GreenPoint Mortgage Funding Trust, 2005-AR4 1A2A (1 mo. USD LIBOR + 0.640%)	0.825%	10/25/45	2,188,158	2,088,551	(c)
GreenPoint Mortgage Funding Trust, 2005-AR5 2A1 (1 mo. USD LIBOR + 0.560%)	0.745%	11/25/45	14,231,176	8,964,854	(c)
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. USD LIBOR + 0.230%)	0.415%	4/25/36	591,029	635,018	(c)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.300%)	1.485%	9/15/31	139,880,000	134,117,084	(a)(c)
GS Mortgage Securities Corp. Trust, 2013-GC16 B	5.161%	11/10/46	4,302,000	4,610,502	(c)
GS Mortgage Securities Trust, 2015-GC30 B	4.169%	5/10/50	16,340,000	16,701,281	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	5,490,000	6,147,922
GSR Mortgage Loan Trust, 2005-AR7 1A1	4.149%	11/25/35	695,063	500,324	(c)
HarborView Mortgage Loan Trust, 2005-3 2A1A (1 mo. USD LIBOR + 0.480%)	0.674%	6/19/35	3,267,113	3,196,020	(c)
HarborView Mortgage Loan Trust, 2005-7 1A1 (11th District Cost of Funds + 1.850%)	2.590%	6/19/45	2,181,378	1,281,437	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	85

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
HarborView Mortgage Loan Trust, 2006-2 1A	4.138%	2/25/36	595,515	$324,977	(c)
HarborView Mortgage Loan Trust, 2006-13 A (1 mo. USD LIBOR + 0.180%)	0.374%	11/19/46	166,216	135,342	(c)
Impac CMB Trust, 2005-7 A1 (1 mo. USD LIBOR + 0.520%)	0.705%	11/25/35	2,813,622	2,463,343	(c)
Impac CMB Trust, 2007-A A (1 mo. USD LIBOR + 0.500%)	0.685%	5/25/37	6,638,876	6,348,875	(a)(c)
IndyMac INDX Mortgage Loan Trust, 2005-AR13 1A1	3.453%	8/25/35	148,502	111,498	(c)
Jefferies Resecuritization Trust, 2015-R1 A2 (1 mo. USD LIBOR + 0.140%)	0.308%	12/26/36	18,386,177	12,004,096	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	5.053%	1/15/47	1,602,000	1,682,718	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 AS	4.065%	11/15/47	5,930,000	6,314,437
JPMBB Commercial Mortgage Securities Trust, 2015-C30 B	4.411%	7/15/48	19,921,000	20,375,279	(c)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 B	4.773%	8/15/48	10,543,000	11,192,142	(c)
JPMDB Commercial Mortgage Securities Trust, 2017-C5 A5	3.694%	3/15/50	620,000	699,077
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.273%	4/17/45	4,576,420	2,321,572	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	6.074%	2/12/49	6,264,334	2,508,740	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.710%	2/15/51	1,003,228	952,270	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	3.935%	5/15/28	11,407,035	11,194,157	(a)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	34,248,516	35,181,925	(a)(c)
JPMorgan Mortgage Trust, 2018-4 A1	3.500%	10/25/48	28,640,242	29,418,810	(a)(c)

See Notes to Financial Statements.

86	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	40,890,644	$41,852,364	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A1 (1 mo. USD LIBOR + 0.300%)	0.494%	9/27/36	6,228,796	6,057,569	(a)(c)
JPMorgan Resecuritization Trust, 2015-1 4A2	0.620%	9/27/36	13,893,741	9,236,551	(a)(c)
Legacy Mortgage Asset Trust, 2019-GS7 A1, Step Bond	3.250%	11/25/59	71,912,262	71,884,978	(a)
Lehman Mortgage Trust, 2006-7 3A4, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	6.966%	11/25/36	6,861,232	2,491,547	(c)
Lone Star Portfolio Trust, 2015-LSMZ M (1 mo. USD LIBOR + 7.218%)	7.402%	9/15/20	3,961,452	3,963,504	(a)(c)
Lone Star Portfolio Trust, 2015-LSP E (1 mo. USD LIBOR + 5.850%)	6.035%	9/15/28	24,202,802	23,493,846	(a)(c)
Lone Star Portfolio Trust, 2015-LSP F (1 mo. USD LIBOR + 7.150%)	7.335%	9/15/28	16,463,675	15,313,062	(a)(c)
Magnolia Finance XI DAC, 2019-2 A (1 mo. USD LIBOR + 2.750%)	2.935%	7/31/21	10,446,134	10,497,185	(a)(c)
MASTR Adjustable Rate Mortgages Trust, 2004-6 5A1	4.054%	7/25/34	295,572	265,423	(c)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	0.395%	4/25/46	144,648	127,757	(c)
MASTR Reperforming Loan Trust, 2005-1 1A1	6.000%	8/25/34	1,562,551	1,225,974	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	2,153,935	1,887,082	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	0.535%	5/25/35	2,217,182	1,042,208	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	3,410,186	2,023,381	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	538,502	319,511	(a)(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	87

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.155%	9/12/49	1,924,523	$744,166	(c)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	125,550	125,495
Morgan Stanley Mortgage Loan Trust, 2004-5AR 2A	3.186%	7/25/34	13,588	13,154	(c)
Morgan Stanley Mortgage Loan Trust, 2005-3AR 2A2	3.386%	7/25/35	1,025,196	907,495	(c)
Morgan Stanley Resecuritization Trust, 2015-R3 7A1 (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.770%)	2.461%	4/26/47	9,245,087	9,171,082	(a)(c)
Mortgage Loan Resecuritization Trust, 2009- RS1 A85 (1 mo. USD LIBOR + 0.340%)	0.513%	4/16/36	48,134,060	41,976,048	(a)(c)
Multifamily Trust, 2016-1 B	16.539%	4/25/46	3,252,192	3,692,191	(a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	51,436,123	55,298,102	(a)(c)
Nomura Asset Acceptance Corp. Alternative Loan Trust Series, 2005-AP2 A5	5.476%	5/25/35	64,906	45,159
Nomura Resecuritization Trust, 2015-5R 3A5 (1 mo. USD LIBOR + 0.260%)	0.688%	2/26/46	9,638,251	7,432,468	(a)(c)
Prime Mortgage Trust, 2006-1 3A2,IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	6.966%	6/25/36	11,869,107	2,987,935	(c)
Prime Mortgage Trust, 2006- DR1 2A2	6.000%	5/25/35	28,279,837	23,239,898	(a)
RALI Series Trust, 2007-QS4 3A9	6.000%	3/25/37	2,270,222	2,076,856
RAMP Trust, 2004-SL4 A5	7.500%	7/25/32	481,363	319,562
RAMP Trust, 2005-SL1 A7	8.000%	5/25/32	235,555	190,520
RBSGC Mortgage Loan Trust, 2007-B 1A4 (1 mo. USD LIBOR + 0.450%)	0.635%	1/25/37	7,531,635	2,739,160	(c)
RBSSP Resecuritization Trust, 2009-12 9A2	3.763%	3/25/36	8,156,597	7,016,401	(a)(c)

See Notes to Financial Statements.

88	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
Redwood Funding Trust, 2019-1 PT	4.213%	9/27/24	38,485,475	$39,135,725	(a)
Reperforming Loan REMIC Trust, 2006-R2 AS, IO	5.702%	7/25/36	12,503,334	1,589,734	(a)(c)
Residential Asset Securitization Trust, 2004-A2 1A3, PAC (1 mo. USD LIBOR + 0.400%)	0.585%	5/25/34	9,452	8,920	(c)
Rosslyn Portfolio Trust, 2017- ROSS A (1 mo. USD LIBOR + 0.950%)	1.939%	6/15/33	31,520,000	30,971,536	(a)(c)
Shops at Crystals Trust, 2016- CSTL A	3.126%	7/5/36	11,160,000	10,676,762	(a)
Structured Adjustable Rate Mortgage Loan Trust, 2004-8 1A1	3.981%	7/25/34	764	759	(c)
Structured Asset Mortgage Investments II Trust, 2006-AR6 1A1 (1 mo. USD LIBOR + 0.180%)	0.365%	7/25/46	124,165	102,477	(c)
Structured Asset Mortgage Investments Trust, 2003-AR1 A1 (1 mo. USD LIBOR + 0.740%)	0.934%	10/19/33	75,132	70,710	(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2002-9 A2 (1 mo. USD LIBOR + 0.600%)	0.785%	10/25/27	6,557	6,541	(c)
SunTrust Alternative Loan Trust, 2006-1F 3A (1 mo. USD LIBOR + 0.350%)	0.535%	4/25/36	17,692,697	3,248,652	(c)
UBS Commercial Mortgage Trust, 2017-C1 A4	3.460%	6/15/50	5,440,000	6,088,262
UBS Commercial Mortgage Trust, 2017-C3 A4	3.426%	8/15/50	6,000,000	6,552,338
Wachovia Bank Commercial Mortgage Trust, 2007-C33 AJ	5.843%	2/15/51	6,932,051	5,504,985	(c)
WaMu Mortgage Pass- Through Certificates Series Trust, 2003-AR9 1A7	4.275%	9/25/33	7,348	7,081	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	89

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (m) — continued
WaMu Mortgage Pass- Through Certificates Trust, 2005-AR15 A1C3 (1 mo. USD LIBOR + 0.480%)	0.665%	11/25/45	24,461,325	$15,348,373	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	9/14/22	8,554,855	8,440,072	(a)(c)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	5.276%	3/25/37	11,980,279	1,949,175	(c)
Wells Fargo Alternative Loan Trust, 2007-PA2 2A1 (1 mo. USD LIBOR + 0.430%)	0.615%	6/25/37	4,228,166	3,339,386	(c)
Wells Fargo Commercial Mortgage Trust, 2013-LC12 B	4.411%	7/15/46	450,000	411,411	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 AS	3.808%	12/15/47	5,630,000	5,945,958
Wells Fargo Commercial Mortgage Trust, 2017-C41 XA, IO	1.366%	11/15/50	31,726,530	2,140,380	(c)
Wells Fargo Commercial Mortgage Trust, 2018-C44 A5	4.212%	5/15/51	7,530,000	8,831,253
WFRBS Commercial Mortgage Trust, 2012-C7 XA, IO	1.480%	6/15/45	173,406	3,058	(a)(c)
WFRBS Commercial Mortgage Trust, 2013-C14 D	4.106%	6/15/46	3,030,000	1,388,799	(a)(c)
WFRBS Commercial Mortgage Trust, 2014-C19 B	4.723%	3/15/47	270,000	279,509	(c)
WFRBS Commercial Mortgage Trust, 2014-C19 XA, IO	1.192%	3/15/47	44,516,364	1,178,811	(c)
Total Collateralized Mortgage Obligations (Cost — $2,578,397,192)				2,526,352,390
Senior Loans — 4.6%
Communication Services — 0.7%
Diversified Telecommunication Services — 0.2%
Level 3 Financing Inc., 2027 Term Loan B (3 mo. USD LIBOR + 1.750%)	1.928%	3/1/27	20,767,251	19,676,971	(c)(n)(o)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	2.685%	1/31/28	32,590,528	31,270,611	(c)(n)(o)
Total Diversified Telecommunication Services				50,947,582

See Notes to Financial Statements.

90	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Entertainment — 0.0%††
CEOC LLC, Term Loan B (1 mo. USD LIBOR + 2.000%)	2.178%	10/7/24	15,134,718	$15,098,773	(c)(n)(o)
Media — 0.4%
Charter Communications Operating LLC, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.930%	4/30/25	29,706,748	28,745,408	(c)(n)(o)
Charter Communications Operating LLC, Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.930%	2/1/27	13,352,732	12,870,551	(c)(n)(o)
Diamond Sports Group LLC, Term Loan (3 mo. USD LIBOR + 3.250%)	3.430%	8/24/26	860,835	704,808	(c)(n)(o)
Entercom Media Corp., Term Loan B2 (1 mo. USD LIBOR + 2.500%)	2.684%	11/18/24	3,943,461	3,701,924	(c)(n)(o)
iHeartCommunications Inc., New Term Loan (1 mo. USD LIBOR + 3.000%)	3.178%	5/1/26	10,478,069	9,700,942	(c)(n)(o)
Nexstar Broadcasting Inc., Term Loan B4 (1 mo. USD LIBOR + 2.750%)	2.923%	9/18/26	45,683,995	43,571,111	(c)(n)(o)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. USD LIBOR + 3.688%)	4.438%	1/31/26	9,769,850	9,391,268	(c)(n)(o)
Terrier Media Buyer Inc., Term Loan (1 mo. USD LIBOR + 4.250%)	4.428%	12/17/26	25,803,093	24,706,462	(c)(n)(o)
Univision Communications Inc., 2020 Replacement New First Lien Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	3/15/24	14,049,811	13,054,621	(c)(n)(o)
Univision Communications Inc., 2020 Replacement New First Lien Term Loan	—	3/16/26	2,370,000	2,217,924	(p)
Ziggo Financing Partnership, Term Loan I (1 mo. USD LIBOR + 2.500%)	2.685%	4/30/28	4,475,074	4,240,133	(c)(n)(o)
Total Media				152,905,152

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	91

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — 0.1%
CSC Holdings LLC, Term Loan (1 mo. USD LIBOR + 2.500%)	2.685%	4/15/27	5,715,675	$5,449,896	(c)(n)(o)
T-Mobile USA Inc., Term Loan (1 mo. USD LIBOR + 3.000%)	3.178%	4/1/27	22,160,000	22,160,000	(c)(n)(o)(p)
Total Wireless Telecommunication Services				27,609,896
Total Communication Services				246,561,403
Consumer Discretionary — 1.0%
Auto Components — 0.0%††
Panther BF Aggregator 2 LP, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	3.678%	4/30/26	18,460,500	17,645,155	(c)(n)(o)
Commercial Services & Supplies — 0.0%††
Atlantic Aviation FBO Inc., Term Loan (3 mo. USD LIBOR + 3.750%)	3.930%	12/6/25	3,693,750	3,472,125	(c)(f)(n)(o)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2019 Refinancing Term Loan B1	4.250%	9/23/26	28,980,844	27,930,288	(c)(n)(o)
ServiceMaster Co. LLC, Term Loan D (1 mo. USD LIBOR + 1.750%)	1.924%	11/5/26	7,960,000	7,790,850	(c)(n)(o)
Total Diversified Consumer Services				35,721,138
Hotels, Restaurants & Leisure — 0.8%
1011778 BC Unlimited Liability Co., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.928%	11/19/26	40,554,369	38,557,067	(c)(n)(o)
Alterra Mountain Co., Initial Term Loan (1 mo. USD LIBOR + 2.750%)	2.928%	7/31/24	14,803,270	13,998,342	(c)(n)(o)
Aramark Services Inc., Term Loan B3 (3 mo. USD LIBOR + 1.750%)	1.928%	3/11/25	10,448,058	9,909,983	(c)(n)(o)
Aramark Services Inc., Term Loan B4 (1 mo. USD LIBOR + 1.750%)	1.924%	1/15/27	10,782,975	10,189,911	(c)(n)(o)
Caesars Resort Collection LLC, Term Loan	—	6/19/25	19,330,000	18,228,886	(p)

See Notes to Financial Statements.

92	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Caesars Resort Collection LLC, Term Loan B (1 mo. USD LIBOR + 2.750%)	2.928%	12/23/24	22,848,238	$20,474,558	(c)(n)(o)
Equinox Holdings Inc., First Lien Incremental Term Loan B1 (1 mo. USD LIBOR + 3.000%)	4.072%	3/8/24	994,885	766,683	(c)(n)(o)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. USD LIBOR + 2.000%)	2.178%	11/30/23	15,312,949	14,585,584	(c)(n)(o)
Golden Nugget Inc., First Initial Term Loan (3 mo. USD LIBOR + 2.500%)	3.250%	10/4/23	33,013,532	27,351,711	(c)(n)(o)(p)
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.935%	6/22/26	32,511,279	30,479,324	(c)(n)(o)
PCI Gaming Authority, Term Loan Facility B (1 mo. USD LIBOR + 2.500%)	2.678%	5/29/26	11,329,673	10,897,729	(c)(n)(o)
Scientific Games International Inc., Initial Term Loan B5	2.928-3.612%	8/14/24	25,518,459	22,622,114	(c)(n)(o)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	2.500%	2/8/27	15,865,837	14,609,786	(c)(n)(o)
Wynn Resorts Finance LLC, Term Loan Facility A (1 mo. USD LIBOR + 1.750%)	1.930%	9/20/24	37,107,262	35,066,363	(c)(f)(n)(o)
Total Hotels, Restaurants & Leisure				267,738,041
Specialty Retail — 0.1%
Academy Ltd., Initial Term Loan (1 mo. USD LIBOR + 4.000%)	5.000%	7/1/22	11,579,026	9,354,892	(c)(n)(o)
Michaels Stores Inc., 2018 New Replacement Term Loan B	3.500-3.568%	1/30/23	6,989,164	6,424,209	(c)(n)(o)
Party City Holdings Inc., 2018 Replacement Term Loan	3.250-4.100%	8/19/22	7,776,654	3,768,434	(c)(n)(o)
Total Specialty Retail				19,547,535
Total Consumer Discretionary				344,123,994

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	93

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Staples — 0.1%
Food & Staples Retailing — 0.1%
Froneri U.S. Inc., Term Loan Facility B2 (1 mo. USD LIBOR + 2.250%)	2.428%	1/29/27	14,300,000	$13,501,588	(c)(n)(o)
US Foods Inc., 2019 Incremental Term Loan B (1 mo. USD LIBOR + 2.000%)	3.072%	9/13/26	8,378,894	7,907,582	(c)(n)(o)
US Foods Inc., Repriced Term Loan (1 mo. USD LIBOR + 1.750%)	1.928%	6/27/23	10,120,000	9,436,900	(c)(n)(o)
Total Consumer Staples				30,846,070
Financials — 0.7%
Capital Markets — 0.1%
Edelman Financial Center LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.180%	7/21/25	10,745,916	10,305,333	(c)(n)(o)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	2.808%	2/1/27	12,327,815	11,901,482	(c)(n)(o)
Focus Financial Partners LLC, Term Loan B3 (1 mo. USD LIBOR + 2.000%)	2.178%	7/3/24	16,257,898	15,607,583	(c)(n)(o)
Total Capital Markets				37,814,398
Diversified Financial Services — 0.4%
Citadel Securities LP, Term Loan Facility B (1 mo. USD LIBOR + 2.750%)	2.928%	2/27/26	19,174,011	18,710,633	(c)(n)(o)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (1 mo. USD LIBOR + 3.750%)	4.750%	4/9/27	28,810,000	28,044,749	(c)(n)(o)
Finco I LLC, 2018 Replacement Term Loan (1 mo. USD LIBOR + 2.000%)	2.178%	12/27/22	1,872,145	1,808,179	(c)(n)(o)
Jane Street Group LLC, Dollar Term Loan (1 mo. USD LIBOR + 3.000%)	3.178%	1/31/25	16,108,694	15,719,395	(c)(n)(o)
RPI 2019 Intermediate Finance Trust, Term Loan B1 (1 mo. USD LIBOR + 1.750%)	1.928%	2/5/27	32,188,250	31,537,790	(c)(n)(o)

See Notes to Financial Statements.

94	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Diversified Financial Services — continued
Stars Group Holdings BV, USD Term Loan (3 mo. USD LIBOR + 3.500%)	3.808%	7/10/25	572,239	$570,242	(c)(n)(o)
TKC Holdings Inc., First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.750%	2/1/23	4,660,736	4,384,587	(c)(n)(o)
Trans Union LLC, Term Loan B5 (1 mo. USD LIBOR + 1.750%)	1.928%	11/16/26	11,657,777	11,223,035	(c)(n)(o)
UFC Holdings LLC, Term Loan B (3 mo. USD LIBOR + 3.250%)	4.250%	4/29/26	23,913,299	22,857,121	(c)(n)(o)
VFH Parent LLC, Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.188%	3/1/26	13,842,357	13,519,373	(c)(n)(o)(p)
Total Diversified Financial Services				148,375,104
Insurance — 0.2%
Asurion LLC, Fourteenth Amendment Replacement Term Loan B4 (1 mo. USD LIBOR + 3.000%)	3.178%	8/4/22	25,065,417	24,462,293	(c)(n)(o)
Asurion LLC, New Term Loan B7 (1 mo. USD LIBOR + 3.000%)	3.174%	11/3/24	18,248,176	17,672,227	(c)(n)(o)
Asurion LLC, Replacement Term Loan B6 (1 mo. USD LIBOR + 3.000%)	3.178%	11/3/23	8,466,932	8,212,924	(c)(n)(o)
Total Insurance				50,347,444
Total Financials				236,536,946
Health Care — 1.1%
Health Care Providers & Services — 0.7%
Air Medical Group Holdings Inc., 2018 Term Loan (3 mo. USD LIBOR + 3.250%)	4.250%	4/28/22	7,404,543	7,145,384	(c)(n)(o)
Elanco Animal Health Inc., Term Loan B	—	2/4/27	31,140,000	29,816,550	(p)
EyeCare Partners LLC, First Lien Initial Delayed Draw Term Loan	3.750%	2/18/27	2,238,108	2,032,948	(c)(n)(o)
EyeCare Partners LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 3.750%)	4.822%	2/18/27	9,567,912	8,690,850	(c)(n)(o)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	95

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Grifols Worldwide Operations USA Inc., Term Loan B (1 week USD LIBOR + 2.000%)	2.109%	11/15/27	32,857,394	$31,730,188	(c)(n)(o)(p)
HCA Inc., Term Loan B12 (1 mo. USD LIBOR + 1.750%)	1.928%	3/13/25	6,228,413	6,119,416	(c)(n)(o)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. USD LIBOR + 2.500%)	3.500%	8/18/22	21,892,792	21,574,165	(c)(n)(o)(p)
LifePoint Health Inc., First Lien Term Loan B (1 mo. USD LIBOR + 3.750%)	3.928%	11/17/25	37,454,260	35,089,960	(c)(n)(o)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. USD LIBOR + 2.750%)	3.750%	6/7/23	27,007,274	25,685,051	(c)(n)(o)
Option Care Health Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.678%	8/6/26	17,561,750	17,108,077	(c)(n)(o)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. USD LIBOR + 3.250%)	3.435%	3/5/26	22,552,910	21,777,653	(c)(n)(o)
Sotera Health Holdings LLC, First Lien Initial Term Loan (1 mo. USD LIBOR + 4.500%)	5.500%	12/11/26	38,972,325	38,205,038	(c)(n)(o)
Total Health Care Providers & Services				244,975,280
Health Care Technology — 0.3%
AthenaHealth Inc., First Lien Term Loan B (3 mo. USD LIBOR + 4.500%)	4.818%	2/11/26	48,576,829	47,079,060	(c)(n)(o)
Change Healthcare Holdings LLC, Closing Date Term Loan	3.500%	3/1/24	43,762,560	42,139,713	(c)(n)(o)
Total Health Care Technology				89,218,773
Pharmaceuticals — 0.1%
Bausch Health Cos. Inc., First Incremental Term Loan	—	11/27/25	20,444,587	19,797,168	(p)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. USD LIBOR + 3.000%)	3.190%	6/2/25	13,873,353	13,489,672	(c)(n)(o)
Total Pharmaceuticals				33,286,840
Total Health Care				367,480,893

See Notes to Financial Statements.

96	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Industrials — 0.5%
Airlines — 0.1%
American Airlines Inc., 2017 Replacement Term Loan B (1 mo. USD LIBOR + 2.000%)	2.185%	12/14/23	14,744,921	$12,027,639	(c)(n)(o)
American Airlines Inc., 2017 Term Loan B (1 mo. USD LIBOR + 2.000%)	2.184%	4/28/23	6,353,815	5,169,279	(c)(n)(o)
Delta Air Lines Inc., Initial Term Loan (3 mo. USD LIBOR + 4.750%)	5.510%	4/27/23	28,850,000	28,388,400	(c)(n)(o)
Total Airlines				45,585,318
Commercial Services & Supplies — 0.2%
Allied Universal Holdco LLC, Initial Term Loan (1 mo. USD LIBOR + 4.250%)	4.428%	7/10/26	30,819,424	29,920,514	(c)(n)(o)
APi Group DE Inc., Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.678%	10/1/26	19,311,180	18,743,913	(c)(n)(o)
Garda World Security Corp., First Lien Term Loan B (1 mo. USD LIBOR + 4.750%)	4.930%	10/30/26	7,619,555	7,505,262	(c)(n)(o)
GFL Environmental Inc., 2018 Incremental Term Loan (3 mo. USD LIBOR + 3.000%)	4.000%	5/30/25	6,532,939	6,366,891	(c)(n)(o)
Verscend Holding Corp., Term Loan B (1 mo. USD LIBOR + 4.500%)	4.678%	8/27/25	2,984,796	2,910,176	(c)(n)(o)
Total Commercial Services & Supplies				65,446,756
Electrical Equipment — 0.1%
Brookfield WEC Holdings Inc., Refinancing Term Loan (1 mo. USD LIBOR + 3.000%)	3.178%	8/1/25	16,894,406	16,366,456	(c)(n)(o)
Road & Rail — 0.1%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. USD LIBOR + 2.000%)	2.308%	12/30/26	33,236,700	32,131,580	(c)(n)(o)
Trading Companies & Distributors — 0.0%††
BrightView Landscapes LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.688-2.750%	8/15/25	9,378,600	9,144,135	(c)(f)(n)(o)
Total Industrials				168,674,245

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	97

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Information Technology — 0.3%
Communications Equipment — 0.0%††
CommScope Inc., Initial Term Loan (1 mo. USD LIBOR + 3.250%)	3.428%	4/4/26	1,985,000	$1,890,713	(c)(n)(o)
IT Services — 0.1%
McAfee LLC, USD Term Loan B (1 mo. USD LIBOR + 3.750%)	3.934%	9/30/24	36,598,194	35,646,640	(c)(n)(o)
Software — 0.1%
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. USD LIBOR + 4.000%)	4.178%	10/16/26	33,456,150	32,487,327	(c)(n)(o)
MA Financeco LLC, Term Loan B3 (1 mo. USD LIBOR + 2.500%)	2.678%	6/21/24	349,860	327,994	(c)(n)(o)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. USD LIBOR + 2.500%)	2.678%	6/21/24	2,362,694	2,215,026	(c)(n)(o)
Total Software				35,030,347
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.000%)	2.750%	9/19/25	11,125,382	10,861,155	(c)(n)(o)
Western Digital Corp., New Term Loan B4 (3 mo. USD LIBOR + 1.750%)	1.924%	4/29/23	10,559,675	10,335,281	(c)(n)(o)
Total Technology Hardware, Storage & Peripherals				21,196,436
Total Information Technology				93,764,136
Materials — 0.1%
Containers & Packaging — 0.1%
Berry Global Inc., Term Loan W (1 mo. USD LIBOR + 2.000%)	2.177%	10/1/22	12,262,028	11,978,469	(c)(n)(o)
Berry Global Inc., Term Loan Y	—	7/1/26	997,481	957,938	(p)
Reynolds Consumer Products LLC, Initial Term Loan (1 mo. USD LIBOR + 1.750%)	1.928%	2/4/27	18,898,919	18,225,645	(c)(n)(o)
Reynolds Group Holdings Inc., Incremental U.S. Term Loan (1 mo. USD LIBOR + 2.750%)	2.928%	2/6/23	8,224,361	7,868,657	(c)(n)(o)
Total Materials				39,030,709

See Notes to Financial Statements.

98	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Real Estate — 0.1%
Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties 1 LLC, Term Loan B (1 mo. USD LIBOR + 1.750%)	1.940%	12/20/24	23,248,182	$21,737,050	(c)(n)(o)
Real Estate Management & Development — 0.0%††
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. USD LIBOR + 2.250%)	3.000%	4/18/24	7,099,631	6,472,499	(c)(n)(o)
Total Real Estate				28,209,549
Total Senior Loans (Cost — $1,630,973,722)				1,555,227,945
U.S. Treasury Inflation Protected Securities — 3.6%
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	12,135,031	17,892,929
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	19,224,043	28,708,344
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	75,738,555	90,715,591
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	68,052,186	92,871,501	(k)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/46	66,048,942	85,545,324	(k)
U.S. Treasury Bonds, Inflation Indexed	0.875%	2/15/47	3,759,905	4,795,374
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/48	83,415,933	110,300,108	(k)
U.S. Treasury Bonds, Inflation Indexed	1.000%	2/15/49	361,665,195	482,589,041	(k)
U.S. Treasury Bonds, Inflation Indexed	0.250%	2/15/50	285,033,995	320,159,424
Total U.S. Treasury Inflation Protected Securities (Cost — $1,023,350,193)				1,233,577,636

			Face Amount†/ Units
Asset-Backed Securities — 2.7%
Applebee’s Funding LLC, 2019-1A A2I	4.194%	6/7/49	20,030,000	17,778,227	(a)
Avis Budget Rental Car Funding AESOP LLC, 2019-2A A	3.350%	9/22/25	34,800,000	35,359,542	(a)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	99

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	30,370,000	$30,035,626	(a)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	0.500%	9/25/34	1,319,549	1,263,951	(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	2.797%	12/27/39	4,847,042	4,946,163	(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	1.685%	10/25/37	47,370,000	45,422,681	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M2 (1 mo. USD LIBOR + 1.750%)	1.935%	10/25/37	108,930,000	87,569,481	(a)(c)
Community Funding CLO, 2015-1A A	5.750%	11/1/27	36,638,237	39,456,999	(a)
Conseco Finance Corp., 1993-2 B	3.500%	7/15/18	34	32	(c)
Conseco Finance Corp., 1999-3 A9	6.530%	2/1/31	11,943,530	11,635,790	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.340%)	0.525%	12/25/36	50,807	33,863	(a)(c)
Countrywide Home Equity Loan Trust, 2006-E 2A (1 mo. USD LIBOR + 0.140%)	0.325%	7/15/36	32,900	31,367	(c)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. USD LIBOR + 0.150%)	0.335%	11/15/36	425,784	367,180	(c)
Credit Suisse European Mortgage Capital Ltd., 2020-1OTF A	6.531%	8/9/24	63,001,809	57,961,664	(a)(e)(f)
Credit Suisse European Mortgage Capital Ltd., 2019-1OTF A (3 mo. USD LIBOR + 2.900%)	3.660%	8/9/24	58,226,850	57,682,965	(a)(c)
CWHEQ Revolving Home Equity Loan Trust, 2006-I 2A (1 mo. USD LIBOR + 0.140%)	0.325%	1/15/37	4,062,159	3,827,336	(c)

See Notes to Financial Statements.

100	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
EFS Volunteer No 2 LLC, 2012-1 A2 (1 mo. USD LIBOR + 1.350%)	1.535%	3/25/36	10,414,870	$10,358,569	(a)(c)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	6,781,080	7,496,834
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	48,520,000	52,337,224
GMAC Mortgage Corp. Loan Trust, 2004-HE3 A2VN (1 mo. USD LIBOR + 0.500%)	0.685%	10/25/34	2,262,330	2,162,307	(a)(c)
Goal Capital Funding Trust, 2005-2 A4 (3 mo. USD LIBOR + 0.200%)	0.560%	8/25/44	33,481,813	31,861,095	(c)
Green Tree Home Improvement Loan Trust, 1996-A B2	7.400%	2/15/26	2,628	1,328
GSRPM Mortgage Loan Trust, 2007-1 A (1 mo. USD LIBOR + 0.400%)	0.585%	10/25/46	5,916,955	5,253,450	(a)(c)
Hertz Vehicle Financing II LP, 2016-2A D	5.970%	3/25/22	10,226,000	8,524,913	(a)
Hertz Vehicle Financing II LP, 2017-1A D	6.490%	10/25/21	24,750,000	20,779,951	(a)
HSI Asset Securitization Corp. Trust, 2007-OPT1 1A (1 mo. USD LIBOR + 0.140%)	0.325%	12/25/36	84,046,123	68,326,565	(c)
Jimmy Johns Funding LLC, 2017-1A A2II	4.846%	7/30/47	10,095,523	9,272,615	(a)
Long Beach Mortgage Loan Trust, 2006-9 2A3 (1 mo. USD LIBOR + 0.160%)	0.345%	10/25/36	3,662,989	1,680,555	(c)
Morgan Stanley ABS Capital I Inc. Trust, 2003-HE3 M1 (1 mo. USD LIBOR + 1.020%)	1.205%	10/25/33	238,134	236,262	(c)
Morgan Stanley Resecuritization Trust, 2015-R7 1BXA	8.187%	2/26/29	18,137,842	18,123,150	(a)(c)
Option One Mortgage Loan Trust, 2007-FXD2 1A1	5.820%	3/25/37	31,616,891	32,684,736
Origen Manufactured Housing Contract Trust, 2006-A A2	2.075%	10/15/37	9,565,796	9,090,031	(c)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	101

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Origen Manufactured Housing Contract Trust, 2007-A A2	2.704%	4/15/37	12,900,127	$11,238,629	(c)
Ownit Mortgage Loan Asset- Backed Certificates, 2004-1 M2 (1 mo. USD LIBOR + 1.800%)	1.985%	7/25/35	2,769,097	2,739,001	(c)
RAMP Series Trust, 2006-RZ4 M1 (1 mo. USD LIBOR + 0.350%)	0.535%	10/25/36	17,250,000	15,469,919	(c)
RAMP Trust, 2003-RS7 MII1 (1 mo. USD LIBOR + 1.125%)	1.310%	8/25/33	1,200,731	1,172,559	(c)
Renaissance Home Equity Loan Trust, 2003-4 A3 (1 mo. USD LIBOR + 0.620%)	0.805%	3/25/34	5,299,030	5,139,144	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	13,908,614	9,731,859
Residential Funding Securities Corp., 2002-RP2 A1 (1 mo. USD LIBOR + 1.500%)	1.685%	10/25/32	1,301,945	1,242,837	(a)(c)
SACO I Trust, 2006-3 A3 (1 mo. USD LIBOR + 0.460%)	0.645%	4/25/36	207,529	205,210	(c)
SBA Small Business Investment Cos., 2018-10B 1	3.548%	9/10/28	8,070,560	8,691,804
SBA Small Business Investment Cos., 2019-10A 1	3.113%	3/10/29	15,304,965	16,388,687
Securitized Asset Backed Receivables LLC Trust, 2006- WM3 A1 (1 mo. USD LIBOR + 0.050%)	0.235%	10/25/36	28,062,202	11,710,767	(c)
Securitized Asset Backed Receivables LLC Trust, 2006- WM3 A2 (1 mo. USD LIBOR + 0.160%)	0.345%	10/25/36	76,489,379	33,089,719	(c)
Securitized Asset Backed Receivables LLC Trust, 2006- WM3 A3 (1 mo. USD LIBOR + 0.220%)	0.405%	10/25/36	38,773,484	17,097,036	(c)
SLM Student Loan EDC Repackaging Trust, 2013-M1 M1	3.500%	10/28/29	437,014	436,801	(a)

See Notes to Financial Statements.

102	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Security	Rate	Maturity Date	Face Amount†/ Units		Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2015-C R	0.000%	9/18/46	49,649		$24,902,316	(a)
SoFi Professional Loan Program LLC, 2015-C R	0.000%	8/25/36	4,200		3,067,231	(a)
Structured Asset Securities Corp. Mortgage Loan Trust, 2006-ARS1 A1 (1 mo. USD LIBOR + 0.220%)	0.405%	2/25/36	1,093,051		44,178	(a)(c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-BC2 A4 (1 mo. USD LIBOR + 0.150%)	0.335%	3/25/37	25,381,981		19,143,268	(c)
Structured Asset Securities Corp. Trust, 2005-SC1 1A2	6.992%	5/25/31	5,238,393		4,878,959	(a)(c)
Towd Point Mortgage Trust, 2019-HY2 A1 (1 mo. USD LIBOR + 1.000%)	1.185%	5/25/58	41,683,505		41,544,724	(a)(c)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	10,050,806		10,712,851
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	10,152,098		10,913,661
Total Asset-Backed Securities (Cost — $986,701,828)					921,123,612

			Shares
Investments in Underlying Funds — 0.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF (Cost — $144,084,260)			1,123,000		151,043,500

	Rate	Maturity Date	Face Amount†
Non-U.S. Treasury Inflation Protected Securities — 0.3%
Argentina — 0.0%††
Argentina Treasury Bond	1.000%	8/5/21	536,943,499	ARS	4,887,347	(e)
Japan — 0.3%
Japanese Government CPI Linked Bond	0.100%	3/10/26	9,451,153,950	JPY	87,119,551
Total Non-U.S. Treasury Inflation Protected Securities (Cost — $98,735,695)					92,006,898

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	103

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Security		Rate	Maturity Date	Face Amount†	Value
Municipal Bonds — 0.0%††
Missouri — 0.0%††
Missouri State HEFA Revenue, The Washington University, Taxable, Series A, Refunding (Cost — $12,440,000)		3.229%	5/15/50	12,440,000	$14,229,245

		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
Australian Dollar Futures, Call @ $70.00		8/7/20	142	142,000	75,260
Canadian Dollar Futures, Call @ $74.00		8/7/20	142	142,000	68,160
Euro Futures, Call @ $1.14		8/7/20	425	53,125,000	265,625
Euro Futures, Put @ $1.13		7/2/20	282	35,250,000	200,925
U.S. Treasury 5-Year Notes Futures, Put @ $116.50		7/24/20	37,654	37,654,000	0	(g)
U.S. Treasury 10-Year Notes Futures, Call @ $137.50		7/24/20	204	204,000	360,188
U.S. Treasury 10-Year Notes Futures, Put @ $137.00		7/24/20	204	204,000	12,750
U.S. Treasury 10-Year Notes Futures, Put @ $138.50		7/24/20	205	205,000	54,453
U.S. Treasury 10-Year Notes Futures, Put @ $139.00		7/24/20	1,735	1,735,000	731,953
U.S. Treasury Long-Term Bonds Futures, Call @ $172.00		7/24/20	204	204,000	1,367,438
U.S. Treasury Long-Term Bonds Futures, Call @ $177.00		7/24/20	512	512,000	1,304,000
U.S. Treasury Long-Term Bonds Futures, Put @ $179.00		7/24/20	205	205,000	387,578
Total Exchange-Traded Purchased Options (Cost — $4,787,962)					4,828,330

	Counterparty
OTC Purchased Options — 0.0%††
Interest rate swaption, Put @ 188.00 bps	Morgan Stanley & Co. Inc.	7/30/20	26,100,000	26,100,000	869

See Notes to Financial Statements.

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Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — continued
Interest rate swaption, Put @ 188.00 bps	Morgan Stanley & Co. Inc.	7/30/20	78,140,000	78,140,000	$2,603
Interest rate swaption, Put @ 192.25 bps	Morgan Stanley & Co. Inc.	7/30/20	84,070,000	84,070,000	2,386
Interest rate swaption, Put @ 191.25 bps	Morgan Stanley & Co. Inc.	8/19/20	118,630,000	118,630,000	32,965
U.S. Dollar/ Euro, Put @ 1.14 EUR	Morgan Stanley & Co. Inc.	9/10/20	366,400,000	366,400,000	2,892,796
U.S. Dollar/ Euro, Put @ 1.14 EUR	Goldman Sachs Group Inc.	9/11/20	375,190,000	375,190,000	2,940,686
Total OTC Purchased Options (Cost — $17,970,049)					5,872,305
Total Purchased Options (Cost — $22,758,011)					10,700,635
Total Investments before Short-Term Investments (Cost — $30,760,471,409)					32,067,142,320

		Rate	Maturity Date	Face Amount†
Short-Term Investments — 6.2%
U.S. Treasury Bills — 3.3%
U.S. Treasury Bills		0.109%	7/23/20	400,000,000	399,972,500	(q)
U.S. Treasury Bills		0.124%	8/4/20	625,000,000	624,926,212	(q)
U.S. Treasury Bills		0.127%	8/18/20	101,000,000	100,982,830	(q)
Total U.S. Treasury Bills (Cost — $1,125,862,008)					1,125,881,542

				Shares
Money Market Funds — 2.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $1,011,991,368)		0.109%		1,011,991,368	1,011,991,368	(r)
Total Short-Term Investments (Cost — $2,137,853,376)					2,137,872,910
Total Investments — 100.1% (Cost — $32,898,324,785)					34,205,015,230
Liabilities in Excess of Other Assets — (0.1)%					(46,204,749)
Total Net Assets — 100.0%					$34,158,810,481

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	105

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	The coupon payment on these securities is currently in default as of June 30, 2020.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	Value is less than $1.

(h)	The maturity principal is currently in default as of June 30, 2020.

(i)	Securities traded on a when-issued or delayed delivery basis.

(j)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2020, the Fund held TBA securities with a total cost of $1,151,047,684.

(k)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(l)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(m)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(n)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(o)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(p)	All or a portion of this loan is unfunded as of June 30, 2020. The interest rate for fully unfunded term loans is to be determined.

(q)	Rate shown represents yield-to-maturity.

(r)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At June 30, 2020, the total market value of investments in Affiliated Companies was $1,011,991,368 and the cost was $1,011,991,368 (Note 8).

See Notes to Financial Statements.

106	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

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Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARS	— Argentine Peso

bps	— basis point spread (100 basis points = 1.00%)

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

CPI	— Consumer Price Index

ETF	— Exchange-Traded Fund

EUR	— Euro

GTD	— Guaranteed

HEFA	— Health & Educational Facilities Authority

ICE	— Intercontinental Exchange

IDR	— Indonesian Rupiah

IO	— Interest Only

JPY	— Japanese Yen

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

Schedule of Written Options
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
Australian Dollar Futures, Call	7/2/20	$65.00	357	357,000	$(1,428,000)
Australian Dollar Futures, Call	7/2/20	66.00	85	85,000	(255,000)
Australian Dollar Futures, Put	8/7/20	69.00	71	71,000	(69,580)
Canadian Dollar Futures, Call	7/2/20	75.00	433	433,000	(2,165)
Euro Futures, Call	7/2/20	1.13	113	14,125,000	(39,550)
U.S. Treasury 5-Year Notes Futures, Call	7/24/20	125.25	1,190	1,190,000	(669,375)
U.S. Treasury 5-Year Notes Futures, Call	7/24/20	125.50	1,033	1,033,000	(379,305)
U.S. Treasury 5-Year Notes Futures, Put	7/24/20	124.50	946	946,000	(22,172)
U.S. Treasury 10-Year Notes Futures, Call	7/24/20	138.50	614	614,000	(575,625)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	107

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Schedule of Written Options (cont’d)
Security		Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Treasury 10-Year Notes Futures, Call		7/24/20	$139.00		982	982,000	$(583,062)
U.S. Treasury 10-Year Notes Futures, Call		7/24/20	139.50		4,292	4,292,000	(1,542,437)
U.S. Treasury 10-Year Notes Futures, Call		8/21/20	139.50		823	823,000	(514,375)
U.S. Treasury 10-Year Notes Futures, Put		7/24/20	138.00		2,098	2,098,000	(327,813)
U.S. Treasury 10-Year Notes Futures, Put		7/24/20	138.75		2,054	2,054,000	(673,969)
U.S. Treasury Long-Term Bonds Futures, Call		7/24/20	178.00		183	183,000	(357,422)
U.S. Treasury Long-Term Bonds Futures, Call		7/24/20	179.00		615	615,000	(893,672)
U.S. Treasury Long-Term Bonds Futures, Call		7/24/20	180.00		873	873,000	(927,562)
U.S. Treasury Long-Term Bonds Futures, Call		7/24/20	181.00		1,430	1,430,000	(1,094,844)
U.S. Treasury Long-Term Bonds Futures, Call		8/21/20	180.00		309	309,000	(598,687)
U.S. Treasury Long-Term Bonds Futures, Call		8/21/20	186.00		206	206,000	(128,750)
U.S. Treasury Long-Term Bonds Futures, Put		7/2/20	178.00		309	309,000	(125,531)
U.S. Treasury Long-Term Bonds Futures, Put		7/2/20	178.50		308	308,000	(192,500)
U.S. Treasury Long-Term Bonds Futures, Put		7/24/20	175.00		1,414	1,414,000	(640,719)
U.S. Treasury Long-Term Bonds Futures, Put		7/24/20	176.00		691	691,000	(475,063)
U.S. Treasury Long-Term Bonds Futures, Put		7/24/20	177.00		822	822,000	(809,156)
U.S. Treasury Long-Term Bonds Futures, Put		7/24/20	178.00		510	510,000	(709,219)
U.S. Treasury Long-Term Bonds Futures, Put		8/21/20	175.00		207	207,000	(229,641)
U.S. Treasury Long-Term Bonds Futures, Put		8/21/20	176.00		1,027	1,027,000	(1,460,266)
Total Exchange-Traded Written Options (Premiums received — $15,570,322)							$(15,725,460)
OTC Written Options
	Counterparty
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	143,310,000	143,310,000	$0	(a)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	429,950,000	429,950,000	0	(a)

See Notes to Financial Statements.

108	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Schedule of Written Options (cont’d)
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount†	Value
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/3/20	160.00	bps	420,440,000	420,440,000	$0	(a)
Interest rate swaption, Put	Morgan Stanley & Co. Inc.	8/19/20	160.00	bps	593,360,000	593,360,000	(52)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	7/24/20	25.52	MXN	323,450,000	323,450,000	(34,894,724)
Total OTC Written Options (Premiums received — $19,539,050)							$(34,894,776)
Total Written Options (Premiums received — $35,109,372)							$(50,620,236)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

MXN	— Mexican Peso

At June 30, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
90-Day Eurodollar	12,913	12/20	$3,180,112,392	$3,218,888,075	$38,775,683
Australian Dollar	6,984	9/20	486,158,644	481,896,000	(4,262,644)
British Pound	6,523	9/20	519,813,373	505,410,194	(14,403,179)
Canadian Dollar	2,897	9/20	215,947,074	213,277,140	(2,669,934)
Euro	1,364	9/20	194,093,830	191,872,175	(2,221,655)
Euro-Bobl	239	9/20	36,062,088	36,244,357	182,269
Euro-BTP	7,839	9/20	1,239,394,471	1,267,167,922	27,773,451
Euro-OAT	1,293	9/20	240,915,916	243,542,724	2,626,808
Japanese Yen	1,502	9/20	174,620,655	174,063,025	(557,630)
Mexican Peso	7,867	9/20	175,592,525	169,455,180	(6,137,345)
Russian Ruble	2,206	9/20	79,449,040	76,768,800	(2,680,240)
Swiss Franc	344	9/20	45,626,010	45,494,000	(132,010)
U.S. Treasury 2-Year Notes	6,537	9/20	1,443,382,657	1,443,553,460	170,803
U.S. Treasury 5-Year Notes	94,122	9/20	11,803,975,183	11,835,106,407	31,131,224
U.S. Treasury Long-Term Bonds	1,560	9/20	278,508,824	278,557,500	48,676

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	109

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury Ultra
Long-Term Bonds	9,183	9/20	$1,971,103,010	$2,003,328,844	$32,225,834
					99,870,111
Contracts to Sell:
90-Day Eurodollar	15,882	3/21	3,956,666,385	3,962,559,000	(5,892,615)
90-Day Eurodollar	18,053	6/21	4,443,462,789	4,505,126,150	(61,663,361)
90-Day Eurodollar	21,094	12/21	5,228,589,528	5,262,953,000	(34,363,472)
Australian 10-Year Bonds	295	9/20	30,216,088	30,290,262	(74,174)
Euro-Bund	13,360	9/20	2,631,122,052	2,649,558,139	(18,436,087)
Euro-Buxl	736	9/20	178,309,850	181,884,044	(3,574,194)
Japanese 10-Year Bonds	316	9/20	444,373,116	444,697,384	(324,268)
U.S. Treasury 10-Year Notes	2,267	9/20	314,937,712	315,502,652	(564,940)
U.S. Treasury Ultra 10-Year Notes	8,014	9/20	1,257,486,960	1,262,079,821	(4,592,861)
United Kingdom Long Gilt Bonds	6,660	9/20	1,134,469,850	1,135,861,162	(1,391,312)
					(130,877,284)
Net unrealized depreciation on open futures contracts					$(31,007,173)

At June 30, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	609,940,000	USD	437,207,902	BNP Paribas SA	7/16/20	$12,091,334
CNH	121,736,000	USD	17,175,395	BNP Paribas SA	7/16/20	27,141
EUR	30,000,000	USD	34,050,600	BNP Paribas SA	7/16/20	(333,827)
EUR	42,000,000	USD	47,754,000	BNP Paribas SA	7/16/20	(550,518)
EUR	62,000,000	USD	70,486,312	BNP Paribas SA	7/16/20	(804,982)
EUR	391,120,000	USD	438,758,416	BNP Paribas SA	7/16/20	818,387
EUR	398,490,000	USD	447,663,666	BNP Paribas SA	7/16/20	196,224
EUR	741,875,000	USD	838,916,627	BNP Paribas SA	7/16/20	(5,128,938)
USD	101,291,463	CAD	138,660,000	BNP Paribas SA	7/16/20	(849,456)
USD	275,012,238	CAD	376,470,000	BNP Paribas SA	7/16/20	(2,306,324)
USD	5,788	CNH	40,920	BNP Paribas SA	7/16/20	5
USD	92,640,651	CNH	657,980,221	BNP Paribas SA	7/16/20	(338,650)

See Notes to Financial Statements.

110	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	84,682,288	CNY	601,710,000	BNP Paribas SA	7/16/20	$(302,074)
USD	9,882,754	EUR	9,040,000	BNP Paribas SA	7/16/20	(277,233)
USD	24,768,810	EUR	22,000,000	BNP Paribas SA	7/16/20	43,177
USD	334,191,696	EUR	306,740,000	BNP Paribas SA	7/16/20	(10,551,065)
USD	681,684,822	EUR	623,554,000	BNP Paribas SA	7/16/20	(19,122,792)
BRL	575,986,239	USD	109,668,215	Citibank N.A.	7/16/20	(3,834,718)
IDR	3,684,421,854,900	USD	222,893,034	Citibank N.A.	7/16/20	34,551,808
JPY	251,973,732	USD	2,351,144	Citibank N.A.	7/16/20	(17,060)
MXN	3,501,630,695	USD	137,894,764	Citibank N.A.	7/16/20	14,123,508
MXN	4,421,500,000	USD	193,811,532	Citibank N.A.	7/16/20	(1,858,453)
PHP	850,020,000	USD	16,660,525	Citibank N.A.	7/16/20	386,755
PHP	1,081,908,000	USD	21,372,753	Citibank N.A.	7/16/20	325,076
PHP	3,328,440,000	USD	65,444,258	Citibank N.A.	7/16/20	1,308,111
PHP	4,262,770,000	USD	83,768,015	Citibank N.A.	7/16/20	1,722,484
USD	44,185,497	CHF	43,000,000	Citibank N.A.	7/16/20	(1,221,170)
USD	38,180,450	EUR	35,000,000	Citibank N.A.	7/16/20	(1,155,785)
USD	234,118,039	EUR	216,389,066	Citibank N.A.	7/16/20	(9,079,993)
USD	234,605,203	EUR	216,234,763	Citibank N.A.	7/16/20	(8,419,408)
USD	1,097,785,058	EUR	1,003,508,450	Citibank N.A.	7/16/20	(30,050,482)
USD	3,012,733	GBP	2,426,610	Citibank N.A.	7/16/20	5,608
USD	14,690,832	GBP	12,000,000	Citibank N.A.	7/16/20	(179,913)
USD	2,304	JPY	250,000	Citibank N.A.	7/16/20	(12)
USD	140,149,317	MXN	3,501,630,695	Citibank N.A.	7/16/20	(11,868,955)
USD	41,888,676	ZAR	728,620,000	Citibank N.A.	7/16/20	(24,518)
ZAR	728,620,000	USD	40,086,928	Citibank N.A.	7/16/20	1,826,265
BRL	58,160,000	USD	10,974,620	Goldman Sachs Group Inc.	7/16/20	(288,122)
BRL	241,580,000	USD	45,585,433	Goldman Sachs Group Inc.	7/16/20	(1,196,775)
JPY	1,000,000,000	USD	9,328,906	Goldman Sachs Group Inc.	7/16/20	(65,705)
JPY	4,149,655,000	USD	38,549,123	Goldman Sachs Group Inc.	7/16/20	(110,032)
MXN	1,100,000,000	USD	48,539,191	Goldman Sachs Group Inc.	7/16/20	(784,269)
MXN	3,850,689,000	USD	176,428,310	Goldman Sachs Group Inc.	7/16/20	(9,256,172)
MXN	4,345,128,917	USD	176,512,864	Goldman Sachs Group Inc.	7/16/20	12,124,674

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	111

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	2,595,000,000	USD	36,600,089	Goldman Sachs Group Inc.	7/16/20	$(206,236)
RUB	2,595,000,000	USD	36,534,916	Goldman Sachs Group Inc.	7/16/20	(141,063)
USD	32,570,634	BRL	173,380,000	Goldman Sachs Group Inc.	7/16/20	713,255
USD	90,856,808	BRL	496,201,100	Goldman Sachs Group Inc.	7/16/20	(316,720)
USD	25,926,552	EUR	24,000,000	Goldman Sachs Group Inc.	7/16/20	(1,046,866)
USD	319,612,977	JPY	34,719,557,688	Goldman Sachs Group Inc.	7/16/20	(2,001,281)
USD	35,439,810	RUB	2,843,247,372	Goldman Sachs Group Inc.	7/16/20	(4,435,615)
BRL	381,270,000	USD	72,115,985	JPMorgan Chase & Co.	7/16/20	(2,060,253)
EUR	23,000,000	USD	25,237,624	JPMorgan Chase & Co.	7/16/20	611,902
INR	4,359,319,201	USD	55,674,575	JPMorgan Chase & Co.	7/16/20	1,972,889
PHP	941,744,000	USD	18,512,394	JPMorgan Chase & Co.	7/16/20	374,425
USD	109,902,082	AUD	176,375,279	JPMorgan Chase & Co.	7/16/20	(11,826,403)
USD	27,600	CNY	195,069	JPMorgan Chase & Co.	7/16/20	49
USD	102,245,961	CNY	724,566,000	JPMorgan Chase & Co.	7/16/20	(90,347)
USD	136,738,900	CNY	972,487,056	JPMorgan Chase & Co.	7/16/20	(613,300)
USD	241,676,879	EUR	220,264,926	JPMorgan Chase & Co.	7/16/20	(5,877,201)
USD	201,946,777	PHP	10,464,882,000	JPMorgan Chase & Co.	7/16/20	(7,928,018)
CAD	20,790,000	USD	14,747,557	Morgan Stanley & Co. Inc.	7/16/20	566,951
CAD	195,891,234	USD	138,957,055	Morgan Stanley & Co. Inc.	7/16/20	5,342,027
USD	185,311,920	EUR	162,840,000	Morgan Stanley & Co. Inc.	9/14/20	2,055,171
USD	186,862,005	EUR	164,130,000	Goldman Sachs Group Inc.	9/15/20	2,149,304
CAD	138,660,000	USD	101,307,004	BNP Paribas SA	10/16/20	851,367
CAD	376,470,000	USD	275,054,433	BNP Paribas SA	10/16/20	2,311,510
USD	439,664,641	EUR	391,120,000	BNP Paribas SA	10/16/20	(843,057)
USD	448,586,170	EUR	398,490,000	BNP Paribas SA	10/16/20	(222,156)
ZAR	728,620,000	USD	41,514,680	Citibank N.A.	10/16/20	22,163
Total						$(61,064,347)

See Notes to Financial Statements.

112	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

BRL	— Brazilian Real

CAD	— Canadian Dollar

CHF	— Swiss Franc

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

PHP	— Philippine Peso

RUB	— Russian Ruble

USD	— United States Dollar

ZAR	— South African Rand

At June 30, 2020, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,325,782,000	3/23/22	3-Month LIBOR quarterly	0.600% semi-annually	$178,053	$8,380,464
3,799,260,000	8/31/24	3-Month LIBOR quarterly	0.380% semi-annually	1,069,486	15,926,950
963,247,000	11/30/24	Daily U.S. Federal Funds Intraday Effective Rate annually	0.100% annually	602,317	1,381,963
772,300,000	3/23/25	3-Month LIBOR quarterly	0.700% semi-annually	(588,358)	14,961,588
2,275,027,000	6/30/26	1.550% semi-annually	3-Month LIBOR quarterly	7,119,853	(164,676,989)
1,041,144,000	7/31/26	1.520% semi-annually	3-Month LIBOR quarterly	3,586,993	(74,000,763)
639,925,000	11/15/26	1.600% semi-annually	3-Month LIBOR quarterly	187,180	(48,088,283)
245,375,000	11/15/26	1.650% semi-annually	3-Month LIBOR quarterly	(928,401)	(18,218,931)
878,809,000	2/15/27	0.750% semi-annually	3-Month LIBOR quarterly	162,688	(18,327,443)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	113

Schedule of investments (unaudited) (cont’d)

June 30, 2020

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1,046,610,000		3/24/27	3-Month LIBOR quarterly	0.770% semi-annually	$7,453,481	$15,197,131
899,415,000		5/15/27	0.260% annually	Daily U.S. Federal Funds Intraday Effective Rate annually	(3,019,085)	778,977
3,851,130,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	1,471,891	22,367,416
3,847,470,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	1,789,336	21,899,672
901,117,000		11/15/44	1.850% semi-annually	3-Month LIBOR quarterly	(151,413)	(193,017,553)
12,221,800,000	JPY	5/9/46	0.641% semi-annually	6-Month JPY LIBOR semi-annually	1	(10,241,510)
116,571,000		3/17/50	0.900% semi-annually	3-Month LIBOR quarterly	1,977,560	(1,466,605)
59,037,000		3/18/50	0.792% semi-annually	3-Month LIBOR quarterly	—	1,998,738
59,149,000		3/19/50	0.818% semi-annually	3-Month LIBOR quarterly	—	1,641,111
Total					$20,911,582	$(423,504,067)

OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†		Upfront Premiums Paid (Received)	Unrealized Appreciation
Citibank N.A.	292,400,000	BRL	1/4/27	BRL-CDI **	7.024	% **	—	$2,287,753
Citibank N.A.	346,800,000	BRL	1/4/27	BRL-CDI **	7.024	% **	$162,983	2,550,399
Citibank N.A.	370,331,000	BRL	1/4/27	BRL-CDI **	7.024	% **	202,909	2,694,582
JPMorgan Chase & Co.	240,800,000	BRL	1/4/27	BRL-CDI **	7.044	% **	—	1,925,074
Total							$365,892	$9,457,808

See Notes to Financial Statements.

114	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Western Asset Core Plus Bond Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Markit CDX.NA.HY.34 Index	$667,280,000	6/20/25	5.000% quarterly	$(4,602,897)	$(35,704,586)	$31,101,689
Markit CDX.NA.IG.25 Index	137,411,840	12/20/20	1.000% quarterly	252,563	422,294	(169,731)
Markit CDX.NA.IG.34 Index	5,777,329,000	6/20/25	1.000% quarterly	68,206,604	(19,308,782)	87,515,386
Total	$6,582,020,840			$63,856,270	$(54,591,074)	$118,447,344

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.

Abbreviation(s) used in this table:

BRL	— Brazilian Real

BRL-CDI	— Brazil Cetip InterBank Deposit Rate

JPY	— Japanese Yen

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

TIIE	— Equilibrium Interbanking Interest Rate (Tasa de Intere’s Interbancaria de Equilibrio)

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	115

Statement of assets and liabilities (unaudited)

June 30, 2020

Assets:
Investments in unaffiliated securities, at value (Cost — $31,886,333,417)	$33,193,023,862
Investments in affiliated securities, at value (Cost — $1,011,991,368)	1,011,991,368
Foreign currency, at value (Cost — $146,654,948)	148,046,360
Cash	52,702,197
Receivable for securities sold	945,861,625
Deposits with brokers for centrally cleared swap contracts	406,662,917
Interest receivable	197,891,348
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $128,461,695)	134,547,157
Deposits with brokers for open futures contracts and exchange-traded options	117,458,256
Unrealized appreciation on forward foreign currency contracts	96,521,570
Receivable for Fund shares sold	76,371,610
Deposits with brokers for OTC derivatives	42,475,000
OTC swaps, at value (premiums paid — $365,892)	9,823,700
Receivable from broker — net variation margin on open futures contracts	7,480,175
Security litigation proceeds receivable	145,920
Prepaid expenses	444,738
Total Assets	36,441,447,803
Liabilities:
Payable for securities purchased	1,768,492,478
Payable to broker — net variation margin on centrally cleared swap contracts	241,553,089
Unrealized depreciation on forward foreign currency contracts	157,585,917
Written options, at value (premiums received — $35,109,372)	50,620,236
Payable for Fund shares repurchased	40,849,920
Distributions payable	9,768,585
Investment management fee payable	9,635,928
Service and/or distribution fees payable	718,577
Directors’ fees payable	235,002
Accrued expenses	3,177,590
Total Liabilities	2,282,637,322
Total Net Assets	$34,158,810,481

Net Assets:
Par value (Note 7)	$2,780,278
Paid-in capital in excess of par value	32,744,045,351
Total distributable earnings (loss)	1,411,984,852
Total Net Assets	$34,158,810,481

See Notes to Financial Statements.

116	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Net Assets:
Class A	$1,364,595,075
Class C	$290,807,203
Class C1	$1,797,313
Class FI	$413,832,510
Class R	$305,962,593
Class I	$22,298,888,326
Class IS	$9,482,927,461

Shares Outstanding:
Class A	111,169,111
Class C	23,657,384
Class C1	146,360
Class FI	33,681,132
Class R	24,939,094
Class I	1,814,729,255
Class IS	771,955,320

Net Asset Value:
Class A (and redemption price)	$12.27
Class C*	$12.29
Class C1*	$12.28
Class FI (and redemption price)	$12.29
Class R (and redemption price)	$12.27
Class I (and redemption price)	$12.29
Class IS (and redemption price)	$12.28
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$12.81

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	117

Statement of operations (unaudited)

For the Six Months Ended June 30, 2020

Investment Income:
Dividends	$361,472
Interest from unaffiliated investments	509,785,714
Interest from affiliated investments	3,521,884
Less: Foreign taxes withheld	(408,013)
Total Investment Income	513,261,057

Expenses:
Investment management fee (Note 2)	63,807,303
Transfer agent fees (Note 5)	12,175,953
Service and/or distribution fees (Notes 2 and 5)	4,250,032
Legal fees	486,396
Registration fees	435,753
Custody fees	404,684
Directors’ fees	386,000
Fees recaptured by investment manager (Note 2)	383,239
Fund accounting fees	263,920
Insurance	140,319
Commitment fees (Note 9)	117,311
Shareholder reports	104,316
Interest expense	103,027
Audit and tax fees	47,602
Miscellaneous expenses	91,041
Total Expenses	83,196,896
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(7,688,351)
Net Expenses	75,508,545
Net Investment Income	437,752,512

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	579,209,230	†
Futures contracts	758,930,590
Written options	188,492,286
Swap contracts	(228,615,045)
Forward foreign currency contracts	(160,146,073)
Foreign currency transactions	(12,097,437)
Net Realized Gain	1,125,773,551
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	302,700,493
Futures contracts	(20,417,092)
Written options	(24,981,675)
Swap contracts	(468,960,239)
Forward foreign currency contracts	(93,094,544)
Foreign currencies	1,455,425
Change in Net Unrealized Appreciation (Depreciation)	(303,297,632)
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	822,475,919
Increase in Net Assets From Operations	$1,260,228,431

†	Net of foreign capital gains tax of $1,350.

See Notes to Financial Statements.

118	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2020 (unaudited) and the Year Ended December 31, 2019	2020	2019

Operations:
Net investment income	$437,752,512	$902,901,182
Net realized gain	1,125,773,551	363,248,014
Change in net unrealized appreciation (depreciation)	(303,297,632)	1,796,365,581
Increase in Net Assets From Operations	1,260,228,431	3,062,514,777

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(466,353,945)	(1,406,769,621)
Decrease in Net Assets From Distributions to Shareholders	(466,353,945)	(1,406,769,621)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	7,976,356,916	10,505,921,660
Reinvestment of distributions	397,201,105	1,210,476,720
Cost of shares repurchased	(5,982,844,148)	(5,934,073,872)
Increase in Net Assets From Fund Share Transactions	2,390,713,873	5,782,324,508
Increase in Net Assets	3,184,588,359	7,438,069,664

Net Assets:
Beginning of period	30,974,222,122	23,536,152,458
End of period	$34,158,810,481	$30,974,222,122

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	119

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.96	$11.19	$11.83	$11.42	$11.42	$11.63

Income (loss) from operations:
Net investment income	0.14	0.35	0.36	0.31	0.33	0.30
Net realized and unrealized gain (loss)	0.33	0.98	(0.60)	0.44	0.18	(0.20)
Total income (loss) from operations	0.47	1.33	(0.24)	0.75	0.51	0.10

Less distributions from:
Net investment income	(0.16)	(0.40)	(0.35)	(0.32)	(0.40)	(0.31)
Net realized gains	—	(0.16)	(0.05)	(0.02)	(0.11)	—
Total distributions	(0.16)	(0.56)	(0.40)	(0.34)	(0.51)	(0.31)

Net asset value, end of period	$12.27	$11.96	$11.19	$11.83	$11.42	$11.42
Total return[3]	3.93%	11.88%	(1.86)%	6.57%	4.42%	0.76%

Net assets, end of period (millions)	$1,365	$1,306	$1,032	$992	$825	$492

Ratios to average net assets:
Gross expenses	0.83%[4,5]	0.83%[5]	0.84%	0.85%[5]	0.82%	0.89%
Net expenses[6]	0.82 [4,5,7]	0.82 [5,7]	0.82 [7]	0.82 [5,7]	0.81 [7]	0.89
Net investment income	2.41 [4]	2.99	3.16	2.66	2.85	2.58

Portfolio turnover rate[8]	76%	122%	105%	94%	97%	93%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. Prior to May 1, 2016, the expense limitation was 0.90%.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 92% for the six months ended June 30, 2020 and 189%, 274%, 264%, 201% and 244% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

120	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.97	$11.21	$11.84	$11.43	$11.44	$11.65

Income (loss) from operations:
Net investment income	0.10	0.27	0.28	0.23	0.25	0.23
Net realized and unrealized gain (loss)	0.33	0.96	(0.58)	0.43	0.16	(0.20)
Total income (loss) from operations	0.43	1.23	(0.30)	0.66	0.41	0.03

Less distributions from:
Net investment income	(0.11)	(0.31)	(0.28)	(0.23)	(0.31)	(0.24)
Net realized gains	—	(0.16)	(0.05)	(0.02)	(0.11)	—
Total distributions	(0.11)	(0.47)	(0.33)	(0.25)	(0.42)	(0.24)

Net asset value, end of period	$12.29	$11.97	$11.21	$11.84	$11.43	$11.44
Total return[3]	3.65%	11.10%	(2.53)%	5.82%	3.59%	0.22%

Net assets, end of period (millions)	$291	$259	$199	$219	$186	$121

Ratios to average net assets:
Gross expenses	1.51%[4]	1.52%	1.52%	1.52%	1.52%	1.52%
Net expenses[5]	1.51 [4,6]	1.52 [6]	1.52 [6]	1.52 [6]	1.52	1.52
Net investment income	1.72 [4]	2.29	2.45	1.95	2.13	1.99

Portfolio turnover rate[7]	76%	122%	105%	94%	97%	93%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 92% for the six months ended June 30, 2020 and 189%, 274%, 264%, 201% and 244% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	121

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class C1 Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.96	$11.20	$11.83	$11.42	$11.43	$11.63

Income (loss) from operations:
Net investment income	0.12	0.32	0.31	0.27	0.29	0.27
Net realized and unrealized gain (loss)	0.33	0.96	(0.58)	0.43	0.16	(0.20)
Total income (loss) from operations	0.45	1.28	(0.27)	0.70	0.45	0.07

Less distributions from:
Net investment income	(0.13)	(0.36)	(0.31)	(0.27)	(0.35)	(0.27)
Net realized gains	—	(0.16)	(0.05)	(0.02)	(0.11)	—
Total distributions	(0.13)	(0.52)	(0.36)	(0.29)	(0.46)	(0.27)

Net asset value, end of period	$12.28	$11.96	$11.20	$11.83	$11.42	$11.43
Total return[3]	3.76%	11.50%	(2.22)%	6.16%	3.92%	0.63%

Net assets, end of period (000s)	$1,797	$2,399	$14,202	$22,192	$25,069	$27,662

Ratios to average net assets:
Gross expenses	1.30%[4]	1.20%	1.19%	1.21%	1.21%	1.20%
Net expenses[5]	1.29 [4,6]	1.20 [6]	1.19 [6]	1.21 [6]	1.21	1.20
Net investment income	1.95 [4]	2.76	2.75	2.27	2.46	2.29

Portfolio turnover rate[7]	76%	122%	105%	94%	97%	93%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.51%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 92% for the six months ended June 30, 2020 and 189%, 274%, 264%, 201% and 244% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

122	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.97	$11.20	$11.84	$11.43	$11.44	$11.64

Income (loss) from operations:
Net investment income	0.14	0.35	0.36	0.31	0.34	0.31
Net realized and unrealized gain (loss)	0.34	0.98	(0.60)	0.44	0.15	(0.19)
Total income (loss) from operations	0.48	1.33	(0.24)	0.75	0.49	0.12

Less distributions from:
Net investment income	(0.16)	(0.40)	(0.35)	(0.32)	(0.39)	(0.32)
Net realized gains	—	(0.16)	(0.05)	(0.02)	(0.11)	—
Total distributions	(0.16)	(0.56)	(0.40)	(0.34)	(0.50)	(0.32)

Net asset value, end of period	$12.29	$11.97	$11.20	$11.84	$11.43	$11.44
Total return[3]	4.00%	11.87%	(1.87)%	6.65%	4.21%	0.99%

Net assets, end of period (millions)	$414	$414	$359	$444	$406	$1,542

Ratios to average net assets:
Gross expenses	0.82%[4]	0.82%	0.83%	0.83%	0.83%	0.84%
Net expenses[5]	0.82 [4,6]	0.82 [6]	0.83 [6]	0.83 [6]	0.83	0.84
Net investment income	2.42 [4]	3.00	3.13	2.65	2.88	2.64

Portfolio turnover rate[7]	76%	122%	105%	94%	97%	93%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 92% for the six months ended June 30, 2020 and 189%, 274%, 264%, 201% and 244% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	123

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.95	$11.19	$11.82	$11.41	$11.41	$11.62

Income (loss) from operations:
Net investment income	0.13	0.32	0.32	0.28	0.29	0.28
Net realized and unrealized gain (loss)	0.33	0.96	(0.58)	0.43	0.18	(0.21)
Total income (loss) from operations	0.46	1.28	(0.26)	0.71	0.47	0.07

Less distributions from:
Net investment income	(0.14)	(0.36)	(0.32)	(0.28)	(0.36)	(0.28)
Net realized gains	—	(0.16)	(0.05)	(0.02)	(0.11)	—
Total distributions	(0.14)	(0.52)	(0.37)	(0.30)	(0.47)	(0.28)

Net asset value, end of period	$12.27	$11.95	$11.19	$11.82	$11.41	$11.41
Total return[3]	3.85%	11.56%	(2.16)%	6.25%	4.11%	0.62%

Net assets, end of period (millions)	$306	$298	$245	$215	$130	$53

Ratios to average net assets:
Gross expenses	1.12%[4]	1.12%	1.12%	1.13%	1.12%	1.14%[5]
Net expenses[6]	1.12 [4,5]	1.12 [5]	1.12	1.13 [5]	1.12	1.14 [7]
Net investment income	2.11 [4]	2.69	2.87	2.35	2.53	2.42

Portfolio turnover rate[8]	76%	122%	105%	94%	97%	93%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 92% for the six months ended June 30, 2020 and 189%, 274%, 264%, 201% and 244% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

124	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.97	$11.20	$11.84	$11.43	$11.43	$11.64

Income (loss) from operations:
Net investment income	0.17	0.40	0.40	0.35	0.38	0.35
Net realized and unrealized gain (loss)	0.33	0.97	(0.59)	0.44	0.17	(0.20)
Total income (loss) from operations	0.50	1.37	(0.19)	0.79	0.55	0.15

Less distributions from:
Net investment income	(0.18)	(0.44)	(0.40)	(0.36)	(0.44)	(0.36)
Net realized gains	—	(0.16)	(0.05)	(0.02)	(0.11)	—
Total distributions	(0.18)	(0.60)	(0.45)	(0.38)	(0.55)	(0.36)

Net asset value, end of period	$12.29	$11.97	$11.20	$11.84	$11.43	$11.43
Total return[3]	4.20%	12.29%	(1.49)%	6.96%	4.79%	1.29%

Net assets, end of period (millions)	$22,299	$20,112	$15,351	$14,721	$12,191	$9,649

Ratios to average net assets:
Gross expenses	0.52%[4,5]	0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses[6,7]	0.45 [4,5]	0.45	0.45	0.45	0.45	0.45
Net investment income	2.78 [4]	3.36	3.53	3.03	3.21	3.05

Portfolio turnover rate[8]	76%	122%	105%	94%	97%	93%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 92% for the six months ended June 30, 2020 and 189%, 274%, 264%, 201% and 244% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

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For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2020[2]	2019	2018	2017	2016	2015

Net asset value, beginning of period	$11.96	$11.20	$11.83	$11.42	$11.43	$11.64

Income (loss) from operations:
Net investment income	0.17	0.40	0.40	0.36	0.38	0.36
Net realized and unrealized gain (loss)	0.33	0.96	(0.58)	0.43	0.16	(0.21)
Total income (loss) from operations	0.50	1.36	(0.18)	0.79	0.54	0.15

Less distributions from:
Net investment income	(0.18)	(0.44)	(0.40)	(0.36)	(0.44)	(0.36)
Net realized gains	—	(0.16)	(0.05)	(0.02)	(0.11)	—
Total distributions	(0.18)	(0.60)	(0.45)	(0.38)	(0.55)	(0.36)

Net asset value, end of period	$12.28	$11.96	$11.20	$11.83	$11.42	$11.43
Total return[3]	4.21%	12.33%	(1.47)%	6.99%	4.73%	1.32%

Net assets, end of period (millions)	$9,483	$8,583	$6,336	$5,482	$3,955	$3,330

Ratios to average net assets:
Gross expenses	0.42%[4]	0.42%	0.42%	0.43%	0.42%	0.42%[5]
Net expenses[6]	0.42 [4,7]	0.42 [7]	0.42	0.43	0.42	0.42 [5]
Net investment income	2.82 [4]	3.39	3.57	3.05	3.24	3.07

Portfolio turnover rate[8]	76%	122%	105%	94%	97%	93%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2020 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.45%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 92% for the six months ended June 30, 2020 and 189%, 274%, 264%, 201% and 244% for the years ended December 31, 2019, 2018, 2017, 2016 and 2015, respectively.

See Notes to Financial Statements.

126	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Core Plus Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

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evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

128	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

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The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$4,196,715,453	$0	*	$4,196,715,453
Other Corporate Bonds & Notes	—	8,398,634,744	—		8,398,634,744
Mortgage-Backed Securities	—	6,290,842,340	—		6,290,842,340
U.S. Government & Agency Obligations	—	3,620,090,415	—		3,620,090,415
Sovereign Bonds	—	3,056,597,507	—		3,056,597,507
Collateralized Mortgage Obligations	—	2,513,524,952	12,827,438		2,526,352,390
Senior Loans:
Consumer Discretionary	—	305,585,506	38,538,488		344,123,994
Industrials	—	159,530,110	9,144,135		168,674,245
Other Senior Loans	—	1,042,429,706	—		1,042,429,706
U.S. Treasury Inflation Protected Securities	—	1,233,577,636	—		1,233,577,636
Asset-Backed Securities	—	863,161,948	57,961,664		921,123,612
Investments in Underlying Funds	$151,043,500	—	—		151,043,500
Non-U.S. Treasury Inflation Protected Securities	—	92,006,898	—		92,006,898
Municipal Bonds	—	14,229,245	—		14,229,245
Purchased Options:
Exchange-Traded Purchased Options	4,828,330	—	—		4,828,330
OTC Purchased Options	—	5,872,305	—		5,872,305
Total Long-Term Investments	155,871,830	31,792,798,765	118,471,725		32,067,142,320
Short-Term Investments†:
U.S. Treasury Bills	—	1,125,881,542	—		1,125,881,542
Money Market Funds	1,011,991,368	—	—		1,011,991,368
Total Short-Term Investments	1,011,991,368	1,125,881,542	—		2,137,872,910
Total Investments	$1,167,863,198	$32,918,680,307	$118,471,725		$34,205,015,230

130	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts	$132,934,748	—	—	$132,934,748
Forward Foreign Currency Contracts	—	$96,521,570	—	96,521,570
Centrally Cleared Interest Rate Swaps	—	104,534,010	—	104,534,010
OTC Interest Rate Swaps‡	—	9,823,700	—	9,823,700
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	118,617,075	—	118,617,075
Total Other Financial Instruments	$132,934,748	$329,496,355	—	$462,431,103
Total	$1,300,797,946	$33,248,176,662	$118,471,725	$34,667,446,333

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$15,725,460	—	—	$15,725,460
OTC Written Options‡	—	$34,894,776	—	34,894,776
Futures Contracts	163,941,921	—	—	163,941,921
Forward Foreign Currency Contracts	—	157,585,917	—	157,585,917
Centrally Cleared Interest Rate Swaps	—	528,038,077	—	528,038,077
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	169,731	—	169,731
Total	$179,667,381	$720,688,501	—	$900,355,882

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	131

option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

132	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be

Western Asset Core Plus Bond Fund 2020 Semi-Annual Report	133

held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2020, the total notional value of all credit default swaps to sell protection was $6,582,020,840. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2020, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

134	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. Credit default swaps are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

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The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

(g) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of off-set against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any off-set between the lender and the borrower.

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Notes to financial statements (unaudited) (cont’d)

(i) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2020, the Fund had sufficient cash and/or securities to cover these commitments.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities. At June 30, 2020, the Fund held non-cash collateral for TBA securities from Bank of America N.A. in the amount of $1,765,898.

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(m) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(n) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(o) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

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Notes to financial statements (unaudited) (cont’d)

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(p) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(q) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

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(r) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

140	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Notes to financial statements (unaudited) (cont’d)

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2020, the Fund held OTC written options and forward foreign currency contracts with credit related contingent features which had a liability position of $192,480,693. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2020, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $42,475,000, which could be used to reduce the required payment.

At June 30, 2020, the Fund held non-cash collateral from Citibank N.A. and Morgan Stanley & Co. in the amounts of $40,501,089 and $3,165,032, respectively. These amounts could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(s) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(t) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(u) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(v) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

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(w) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(x) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). As of July 31, 2020, LMPFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee, calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan monthly all of the management fee that it receives from the Fund.

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LMPFA has agreed to waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses did not exceed 0.82%, 1.65%, 1.51%, 0.85%, 1.15%, 0.45% and 0.45% for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These arrangements cannot be terminated prior to December 31, 2021 without the Board of Directors’ consent. In addition, LMPFA has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the year ended June 30, 2020, fees waived and/or expenses reimbursed amounted to $7,688,351, which included an affiliated money market waiver of $466,321.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2020, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I
Expires December 31, 2020	$123,349	$10,395,416
Expires December 31, 2021	126,247	12,920,735
Expires December 31, 2022	92,294	7,078,572
Total fee waivers/expense reimbursements subject to recapture	$341,890	$30,394,723

For the six months ended June 30, 2020, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

	Class A	Class I
LMPFA recaptured	$48,649	$334,590

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. As of July 31, 2020, LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

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Notes to financial statements (unaudited) (cont’d)

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C and Class C1 shares which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$99,998	—
CDSCs	12,147	$45,821

All officers and one Director of the Corporation are employees of Legg Mason or its affiliates and do not receive compensation from the Corporation.

3. Investments

During the six months ended June 30, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$6,150,148,808	$23,739,651,158
Sales	1,078,377,218	28,539,622,490

At June 30, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$32,898,324,785	$2,093,998,998	$(787,308,553)	$1,306,690,445
Swap contracts	(33,313,600)	232,608,893	(528,207,808)	(295,598,915)
Written options	(35,109,372)	10,660,698	(26,171,562)	(15,510,864)
Futures contracts	—	132,934,748	(163,941,921)	(31,007,173)
Forward foreign currency contracts	—	96,521,570	(157,585,917)	(61,064,347)

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4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2020.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$4,257,183	$6,443,452	—	$10,700,635
Futures contracts[3]	132,934,748	—	—	132,934,748
OTC swap contracts[4]	9,823,700	—	—	9,823,700
Centrally cleared swap contracts[5]	104,534,010	—	$118,617,075	223,151,085
Forward foreign currency contracts	—	96,521,570	—	96,521,570
Total	$251,549,641	$102,965,022	$118,617,075	$473,131,738

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$13,931,217	$36,689,019	—	$50,620,236
Futures contracts[3]	130,877,284	33,064,637	—	163,941,921
Centrally cleared swap contracts[5]	528,038,077	—	$169,731	528,207,808
Forward foreign currency contracts	—	157,585,917	—	157,585,917
Total	$672,846,578	$227,339,573	$169,731	$900,355,882

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

[5]

Includes cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

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Notes to financial statements (unaudited) (cont’d)

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2020. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(38,567,884)	$(5,451,792)	$(791,250)	$(44,810,926)
Written options	179,105,970	8,563,416	822,900	188,492,286
Futures contracts	785,279,113	(26,348,523)	—	758,930,590
Swap contracts	(195,334,057)	—	(33,280,988)	(228,615,045)
Forward foreign currency contracts	—	(160,146,073)	—	(160,146,073)
Total	$730,483,142	$(183,382,972)	$(33,249,338)	$513,850,832
[1] Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(5,460,298)	$(7,326,493)	$—	$(12,786,791)
Written options	(1,361,279)	(23,620,396)	—	(24,981,675)
Futures contracts	41,107,538	(61,524,630)	—	(20,417,092)
Swap contracts	(570,549,060)	—	$101,588,821	(468,960,239)
Forward foreign currency contracts	—	(93,094,544)	—	(93,094,544)
Total	$(536,263,099)	$(185,566,063)	$101,588,821	$(620,240,341)

[1]

The change in unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

During the six months ended June 30, 2020, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$10,385,984
Written options	67,791,074
Futures contracts (to buy)	36,644,151,367
Futures contracts (to sell)	20,356,123,610
Forward foreign currency contracts (to buy)	3,141,154,596
Forward foreign currency contracts (to sell)	4,011,273,621

146	Western Asset Core Plus Bond Fund 2020 Semi-Annual Report

Average Notional Balance
Interest rate swap contracts	$13,040,022,470
Credit default swap contracts (to buy protection)†	27,278,601
Credit default swap contracts (to sell protection)	4,703,594,154

†	At June 30, 2020, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2020.

Counterparty	Gross Assets Subject to Master Agreements	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4]
BNP Paribas SA	$16,339,145	$(41,631,072)	$(25,291,927)	$270,000	$(25,021,927)
Citibank N.A.	62,170,404	(67,710,467)	(5,540,063)	(40,501,089)	(46,041,152)
Goldman Sachs Group Inc.	17,927,919	(54,743,580)	(36,815,661)	35,765,000	(1,050,661)
JPMorgan Chase & Co.	4,884,339	(28,395,522)	(23,511,183)	6,440,000	(17,071,183)
Morgan Stanley & Co. Inc.	10,895,768	(52)	10,895,716	(3,165,032)	7,730,684
Total	$112,217,575	$(192,480,693)	$(80,263,118)	$(1,191,121)	$(81,454,239)

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

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Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$1,637,032	†	$1,048,818
Class C	1,355,786		127,243
Class C1	7,232		1,856
Class FI	505,591		311,051
Class R	744,391		306,430
Class I	—		10,313,988
Class IS	—		66,567
Total	$4,250,032		$12,175,953

†	Amount shown is exclusive of expense reimbursements. For the six months ended June 30, 2020, the service and/or distribution fees reimbursed amounted to $22 for Class A shares.

For the six months ended June 30, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$113,627
Class C	4,417
Class C1	33
Class FI	6,578
Class R	4,854
Class I	7,415,008
Class IS	143,834
Total	$7,688,351

6. Distributions to shareholders by class

	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Net Investment Income:
Class A	$17,012,570	$39,412,119
Class C	2,578,247	5,904,880
Class C1	22,076	199,655
Class FI	5,239,330	13,015,091
Class R	3,409,695	8,246,936
Class I	305,906,052	660,338,432
Class IS	132,185,975	281,885,118
Total	$466,353,945	$1,009,002,231

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	Six Months Ended June 30, 2020	Year Ended December 31, 2019
Net Realized Gains:
Class A	$—	$16,729,016
Class C	—	3,322,853
Class C1	—	30,745
Class FI	—	5,366,993
Class R	—	3,825,534
Class I	—	258,078,782
Class IS	—	110,413,467
Total	$—	$397,767,390

7. Capital shares

At June 30, 2020, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	26,254,494	$314,861,421	42,509,003	$501,078,901
Shares issued on reinvestment	1,041,324	12,529,382	3,488,973	41,355,316
Shares repurchased	(25,369,026)	(300,550,858)	(28,928,879)	(340,346,653)
Net increase	1,926,792	$26,839,945	17,069,097	$202,087,564

Class C
Shares sold	4,506,682	$54,412,344	7,798,003	$92,634,939
Shares issued on reinvestment	154,625	1,862,490	570,002	6,759,873
Shares repurchased	(2,607,201)	(31,001,298)	(4,484,725)	(52,712,394)
Net increase	2,054,106	$25,273,536	3,883,280	$46,682,418

Class C1
Shares sold	43	$517	9,258	$107,636
Shares issued on reinvestment	1,653	19,893	18,532	216,783
Shares repurchased	(55,858)	(673,394)	(1,095,444)	(12,768,646)
Net decrease	(54,162)	$(652,984)	(1,067,654)	$(12,444,227)

Class FI
Shares sold	6,562,103	$78,996,152	10,879,094	$128,595,810
Shares issued on reinvestment	431,992	5,204,608	1,537,877	18,241,836
Shares repurchased	(7,929,239)	(94,187,081)	(9,869,868)	(116,073,021)
Net increase (decrease)	(935,144)	$(9,986,321)	2,547,103	$30,764,625

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Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2020		Year Ended December 31, 2019
	Shares	Amount	Shares	Amount
Class R
Shares sold	2,289,564	$27,477,878	5,191,328	$61,308,693
Shares issued on reinvestment	280,544	3,373,436	995,326	11,792,193
Shares repurchased	(2,572,595)	(30,299,680)	(3,119,217)	(36,534,266)
Net increase (decrease)	(2,487)	$551,634	3,067,437	$36,566,620

Class I
Shares sold	450,459,455	$5,389,654,266	599,991,203	$7,086,291,007
Shares issued on reinvestment	21,689,171	261,376,105	66,813,400	792,672,273
Shares repurchased	(337,891,267)	(3,994,611,937)	(356,367,721)	(4,193,988,257)
Net increase	134,257,359	$1,656,418,434	310,436,882	$3,684,975,023

Class IS
Shares sold	175,410,803	$2,110,954,338	223,356,625	$2,635,904,674
Shares issued on reinvestment	9,370,187	112,835,191	28,612,078	339,438,446
Shares repurchased	(130,150,602)	(1,531,519,900)	(100,316,970)	(1,181,650,635)
Net increase	54,630,388	$692,269,629	151,651,733	$1,793,692,485

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following company was considered an affiliated company for all or some portion of the six months ended June 30, 2020. The following transactions were effected in shares of such company for the six months ended June 30, 2020.

	Affiliate Value at December 31, 2019					Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at June 30, 2020
		Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$785,260,328	$7,850,373,503	7,850,373,503	$7,623,642,463	7,623,642,463	—	$3,521,884	—	$1,011,991,368

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9. Redemption facility

The Fund and certain other participating funds within the Corporation (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $265 million. Unless renewed, the agreement will terminate on November 16, 2020. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.15% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets; there is no upfront fee. For the six months ended June 30, 2020, the Fund incurred a commitment fee in the amount of $117,311. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2020.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

***

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. Plans are underway to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Fund or the Fund’s investments cannot yet be determined.

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Board approval of new management and

new subadvisory agreements (unaudited)

On February 18, 2020, Franklin Resources, Inc., a global investment management organization operating, together with its subsidiaries, as Franklin Templeton (“Franklin Templeton”), and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement (the “Transaction Agreement”) for Franklin Templeton to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Fund’s manager, Legg Mason Partners Fund Advisor, LLC (the “Manager”), and the Fund’s subadvisers, Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited in London (“WAML”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd. in Japan (“Western Asset Japan,” and together with Western Asset Singapore and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers” and, collectively with the Manager, the “Advisers”), each currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Templeton (the “Transaction”). The Transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the Transaction is expected to be consummated in the latter part of 2020. Under the Investment Company Act of 1940, as amended (the “1940 Act”), consummation of the Transaction will result in the automatic termination of the Fund’s current management agreement with the Manager (the “Current Management Agreement”) and the current sub-advisory agreements between the Manager and each of the Subadvisers (the “Current Sub-advisory Agreements” and, collectively, the “Current Agreements”).

Therefore, at a meeting of the Board of Directors of Western Asset Funds, Inc. (the “Corporation”) held on April 14, 20201, the Board, including the Directors who are not considered to be “interested persons” of the Corporation (the “Independent Directors”) under the 1940 Act, approved a new management agreement (the “New Management Agreement”) between the Corporation and the Manager with respect to the Fund, a series of the Corporation, and new sub-advisory agreements (the “New Sub-Advisory Agreements” and, collectively, the “New Agreements”) between the Manager and the Subadvisers with respect to the Fund. The Board also authorized the Fund’s officers to submit the New Agreements to Fund shareholders for their approval. Fund shareholders were sent notice of the shareholder meeting and a proxy statement in April, 2020. In the event the Fund’s shareholders do not approve the New Agreements and the Transaction is completed, the Directors have also approved an interim investment management agreement between the

[1]

This meeting was held telephonically in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Directors participating in the telephonic meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Directors, including a majority of the Independent Directors, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

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Manager and the Fund (the “Interim Management Agreement”) and interim sub-advisory agreements between the Manager and the Subadvisers (the “Interim Sub-advisory Agreements” and, collectively, the “Interim Agreements”) that will take effect upon the closing of the Transaction to enable the Manager and Subadvisers to serve as investment managers of the Fund following the termination of the Current Agreements and pending shareholder approval of the New Agreements.

On March 9, 2020, during a telephonic meeting, the Directors discussed with Legg Mason management and certain Franklin Templeton representatives the Transaction and Franklin Templeton’s plans and intentions regarding the Legg Mason funds and Legg Mason’s asset management business, including the preservation and continued investment autonomy of the investment advisory businesses conducted by the Subadvisers and the combination of Legg Mason’s and Franklin Templeton’s distribution resources.

On April 8, 2020, the Independent Directors met with representatives of Legg Mason to discuss the Transaction and the New Agreements. In addition, the Independent Directors met separately, with the assistance of their independent legal counsel, to discuss and evaluate the information provided and to consider what additional information was desired.

The Independent Directors considered, among other things, whether it would be in the best interests of the Fund and its shareholders to approve the New Agreements, and the anticipated impacts of the Transaction on the Fund and its shareholders. To assist the Directors in their consideration of the New Agreements, Franklin Templeton provided materials and information about Franklin Templeton, including its financial condition and asset management capabilities and organization, and Franklin Templeton and Legg Mason provided materials and information about the proposed Transaction between Legg Mason and Franklin Templeton.

Before or during the April 14, 2020 meeting, the Directors sought additional information as they deemed necessary and appropriate. In connection with the Directors’ consideration of the New Agreements, the Independent Directors worked with their independent legal counsel to prepare requests for information that were submitted to Franklin Templeton and Legg Mason. The Directors requested information relevant to the consideration of the New Agreements, distribution arrangements, and other anticipated impacts of the Transaction on the Fund and its shareholders. Franklin Templeton and Legg Mason provided documents and information in response to the request for information. Following their review of this information, the Independent Directors submitted supplemental due diligence requests for additional information to Franklin Templeton and Legg Mason. Franklin Templeton and Legg Mason provided further information in response to this supplemental diligence request, which the Directors reviewed. Senior management representatives from Franklin Templeton and Legg Mason participated in a portion of the meeting and addressed various questions raised by the Directors.

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new subadvisory agreements (unaudited) (cont’d)

At the April 14, 2020 meeting, representatives of Legg Mason (including representatives of the Advisers) and Franklin Templeton made presentations to, and responded to questions from, the Directors. After the presentations and after reviewing the written materials provided, the Independent Directors met in executive session with their counsel to consider the New Agreements.

The Directors’ evaluation of the New Agreements reflected the information provided specifically in connection with their review of the New Agreements, as well as, where relevant, information that was previously furnished to the Board in connection with the most recent renewal of the Current Agreements at in-person meetings held in November 2019 and at other prior Board meetings.

Among other things, the Directors considered:

(i)	the reputation, experience, financial strength and resources of Franklin Templeton and its investment advisory subsidiaries;

(ii)	that Franklin Templeton has informed the Directors that it intends to maintain the investment autonomy of the Legg Mason investment advisory subsidiaries;

(iii)

that Franklin Templeton and Legg Mason have informed the Directors that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and have represented that there are not expected to be any changes in the portfolio management personnel managing the Fund as a result of the Transaction;

(iv)

that Franklin Templeton and Legg Mason have informed the Directors regarding transition plans, including Legg Mason’s provision of retention incentives for certain Legg Mason corporate personnel until the transaction closes, and Franklin Templeton’s provision of long-term retention mechanisms for certain personnel following the closing;

(v)	that there are not expected to be any changes to the Fund’s custodian or other service providers as a result of the Transaction;

(vi)

that Franklin Templeton has informed the Directors that it has no present intention to alter currently effective expense waivers and reimbursements after their expiration, and, while it reserves the right to do so in the future, it would consult with the Directors before making any changes;

(vii)	that Franklin Templeton does not expect to propose any changes to the investment objective of the Fund or any changes to the principal investment strategies of the Fund as a result of the Transaction;

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(viii)	the potential benefits to Fund shareholders from being part of a combined fund family with Franklin Templeton-sponsored funds and access to a broader array of investment opportunities;

(ix)

that Franklin Templeton’s distribution capabilities, particularly with respect to retail investors, and significant network of intermediary relationships may provide additional opportunities for the Fund to grow assets and lower expense ratios by spreading expenses over a larger asset base;

(x)	that Franklin Templeton and Legg Mason will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered;

(xi)	the fact that the Fund’s contractual management fee rates will remain the same and will not increase by virtue of the New Agreements;

(xii)

the terms and conditions of the New Agreements, including that each New Agreement is identical to its corresponding Current Agreement except for their respective dates of execution, effectiveness and termination;

(xiii)	the support expressed by the current senior management team at Legg Mason for the Transaction and Legg Mason’s recommendation that the Directors approve the New Agreements;

(xiv)

that the Current Agreements are the product of multiple years of review and negotiation and information received and considered by the Directors in the exercise of their business judgment during those years, and that within the past year the Directors had performed a full review of and approved the Current Agreements as required by the 1940 Act and had determined in the exercise of the Directors’ business judgment that each applicable Adviser had the capabilities, resources and personnel necessary to provide the services provided to the Fund, and that the management and subadvisory fees paid by or in respect of the Fund represented reasonable compensation to the Advisers in light of the services provided, the costs to the applicable Adviser of providing those services, the fees and other expenses paid by similar funds, and such other matters as the Directors considered relevant in the exercise of their business judgment, and represented an appropriate sharing between Fund shareholders and the Advisers of any economies of scale in the management of the Fund at current and anticipated asset levels;

(xv)	that the Current Agreements were considered and approved in November 2019;

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(xvi)

that the Fund will not bear the costs of obtaining shareholder approval of the New Agreements, including proxy solicitation costs, legal fees and the costs of printing and mailing the proxy statement, regardless of whether the Transaction is consummated; and

(xvii)

that under the Transaction Agreement Franklin Templeton has acknowledged that Legg Mason had entered into the Transaction Agreement in reliance upon the benefits and protections provided by Section 15(f) of the 1940 Act, and that, in furtherance of the foregoing, Franklin Templeton represented to the Directors that it would conduct its business such that (a) for a period of not less than three years after the closing of the Transaction no more than 25% of the members of the Board shall be “interested persons” (as defined in the 1940 Act) of any investment adviser for a Fund, and (b) for a period of not less than two years after the closing, neither Franklin Templeton nor any of its affiliates shall impose an “unfair burden” (within the meaning of the 1940 Act, including any interpretations or no-action letters of the Securities and Exchange Commission) on the Fund as a result of the transactions contemplated by the Transaction Agreement or any express or implied terms, conditions or understandings applicable thereto.

Certain of these considerations are discussed in more detail below.

In their deliberations, the Directors considered information received in connection with the most recent Board approval/continuation of each Current Agreement in addition to information provided by Franklin Templeton and Legg Mason in connection with their evaluation of the terms and conditions of the New Agreements. The Directors noted that, although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, its business is highly integrated and senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Directors primarily focused on the information provided by Western Asset when considering the approval of the New Sub-Advisory Agreements between the Manager and the Non-U.S. Subadvisers with respect to the Fund in addition to the information provided by Franklin Templeton in connection with their evaluation of the New Agreements. The Directors also noted that the Fund does not pay any management fees directly to Western Asset or to any of the Non-U.S. Subadvisers because the Manager pays the Subadvisers for services provided to the Fund out of the management fee the Manager receives from the Fund. In connection with the most recent approval/continuation of each Current Agreement, and in connection with their review of each New Agreement, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors.

156	Western Asset Core Plus Bond Fund

The information provided and presentations made to the Directors encompassed the Fund and all other funds for which the Directors have responsibility. The discussion below covers both the advisory and the administrative functions rendered by the Manager, both of which functions are encompassed by the New Management Agreement, as well as the advisory functions rendered by the Subadvisers pursuant to the New Sub-Advisory Agreements.

The Independent Directors were advised by separate independent legal counsel throughout the process. Prior to voting, the Independent Directors received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements. The Independent Directors also reviewed the proposed approval of the New Management Agreement and the New Sub-Advisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager and Subadvisers were present. The Independent Directors considered the New Management Agreement and the New Sub-Advisory Agreements separately in the course of their review. In doing so, they noted the respective roles of the Manager and the Subadvisers in providing services to the Fund.

The Directors received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Subadvisers under the Current Agreements. In evaluating the nature, quality and extent of the services to be provided by the Advisers under the New Agreements, the Directors considered, among other things, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of each Adviser, and that Franklin Templeton and Legg Mason have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, quality and extent of services provided to the Fund and its shareholders by the Advisers, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction. The Directors have received information at regular meetings throughout the past year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Fund’s other service providers. The Directors’ evaluation of the services provided by the Manager and the Subadvisers took into account the Directors’ knowledge gained as Directors of funds in the Legg Mason fund complex, including knowledge gained regarding the scope and quality of the investment management and other capabilities of the Manager and the Subadvisers, and the quality of the Manager’s administrative and shareholder support services. In addition, the Directors reviewed the quality of the Manager’s and the Subadvisers’ services with respect to compliance with the investment policies of the Fund and conditions that might affect the Manager’s or a Subadviser’s ability to provide high quality services to the Fund in the future under the New Agreements, including its business reputation, financial condition and operational stability. The Directors observed that the scope of services

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new subadvisory agreements (unaudited) (cont’d)

provided by the Manager and the Subadvisers, and the undertakings required of the Manager and Subadvisers in connection with those services, including maintaining and monitoring their own and the Fund’s compliance programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Directors also noted that on a regular basis they received and reviewed information from the Manager and the Subadvisers regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, and took that information into account in their evaluation of the New Agreements. The Directors also considered the risks associated with the Fund borne by the Manager and its affiliates (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as the Manager’s and the Subadvisers’ risk management processes.

The Directors considered information provided by Franklin Templeton regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition.

The Directors also reviewed the qualifications, backgrounds and responsibilities of the Manager’s and the Subadvisers’ senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Directors considered the experience of each Adviser’s personnel in providing the types of services that the Adviser is responsible for providing to the Fund; the ability of each Adviser to attract and retain capable personnel; the investment philosophy and research and decision-making processes of the Subadvisers; the capability and integrity of each Adviser’s senior management and staff; and the level of skill required to provide the applicable services to the Fund. The Directors also considered the financial resources of Legg Mason and Franklin Templeton and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Directors considered the benefits to the Fund of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. The Directors also considered the policies and practices of the Manager and the Subadvisers regarding the selection of brokers and dealers and the execution of portfolio transactions for the Fund. In addition, the Directors considered management’s periodic reports to the Directors on, among other things, its business plans and any organizational changes. Based on the foregoing, the Directors concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given the Fund’s investment objectives and policies, and that the Manager and each Subadviser would be able to meet any reasonably foreseeable obligations under the Agreements.

158	Western Asset Core Plus Bond Fund

In reviewing the quality of the services provided to the Fund, the Directors received and considered performance information for the Fund as well as for a group of funds (the “Performance Universe”) selected by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on classifications provided by Thomson Reuters Lipper (“Lipper”). The Directors were provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Directors found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. The Directors also noted that they had received and discussed with management information throughout the year at periodic intervals comparing the Fund’s performance against its benchmark and against the Fund’s peers. In addition, the Directors considered the Fund’s performance in light of overall financial market conditions.

The Directors noted that the performance of the Fund exceeded its peer group’s average performance for the one-, three-, five- and ten-year periods ended December 31, 2019. With respect to the Fund, the Directors considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and peer group.

Based on their review of the materials provided and the assurances received from Franklin Templeton and Legg Mason, the Directors determined that the Transaction was not expected to affect adversely the nature, extent and quality of services provided by each Adviser and that the Transaction was not expected to have an adverse effect on the ability of the Manager and Subadvisers to provide those services, and the Directors concluded that, overall, the nature, extent and quality of services expected to be provided, including performance, under the New Agreements were sufficient for approval.

The Directors considered that they had reviewed the Fund’s management fee and total expense ratio at the 2019 contract renewal meetings. The Directors considered that the New Agreements do not change the Fund’s management fee rate or the computation method for calculating such fees, and that there is no present intention to alter expense waiver and reimbursement arrangements that are currently in effect.

The Directors also considered the management fee payable by the Fund to the Manager, the total expenses payable by the Fund and the fact that the Manager pays to the Subadvisers the entire management fee it receives from the Fund. They reviewed information concerning management fees paid to investment advisers of similarly managed funds, as well as fees paid by the Subadvisers’ other clients, including separate accounts managed by one or more of the Subadvisers. The Directors observed that the management fee paid by the Fund to the Manager was lower than the average of the combined advisory and administration fees paid by funds in its peer group and that total expenses for the Fund were lower than the average of the funds in its peer group. The Directors noted that the management fee paid by the Fund was lower than the management fees paid by certain other clients of the Subadvisers for accounts with similar investment strategies and higher than others, and

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Board approval of new management and

new subadvisory agreements (unaudited) (cont’d)

that the administrative and operational responsibilities of the Subadvisers with respect to the Fund were relatively higher as compared with the accounts that had lower fees. In light of the foregoing, the Directors concluded that the management fee paid by the Fund relative to the fees paid by the Subadvisers’ other clients was reasonable.

In evaluating the costs of the services to be provided by the Manager and Subadvisers under the New Agreements, the Directors considered, among other things, whether management fees or other expenses would change as a result of the Transaction. Based on their review of the materials provided and the assurances they had received from Franklin Templeton and Legg Mason, the Directors determined that the Transaction would not increase the total fees payable by the Fund for management services.

Taking all of the above into consideration, as well as the factors identified below, the Directors determined that the management fee and the subadvisory fees for the Fund were reasonable in light of the nature, extent and quality of the services to be provided to the Fund under the New Agreements.

The Directors received and considered an analysis of the profitability of the Manager and its affiliates in providing services to the Fund. The Directors also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Directors received information with respect to the Manager’s allocation methodologies used in preparing this profitability data. It was noted that the allocation methodologies had been previously reviewed by an outside consultant. The profitability of the Manager and its affiliates was considered by the Directors not excessive in light of the nature, extent and quality of the services provided to the Fund. The Directors noted that Western Asset does not have soft dollar arrangements.

The Directors considered, in light of the profitability information provided by the Manager and Western Asset, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. They further concluded that the Fund’s assets were currently at a level at which the Advisers potentially may realize economies of scale from any future growth in the Fund, and noted that fee breakpoints had been implemented to capture a portion of any economies of scale for the benefit of the Fund’s shareholders. The Directors determined that the management fee structure for the Fund is reasonable.

The Directors noted that Franklin Templeton and Legg Mason are expected to realize cost savings from the Transaction based on synergies of operations, as well as to benefit from possible growth of the Fund resulting from enhanced distribution capabilities. However, they noted that other factors could also affect profitability and potential economies of scale, and that it was not possible to predict with any degree of certainty how the Transaction would affect the Advisers’ profitability from their relationship with the Fund, nor to quantify at this time any possible future economies of scale. The Directors noted they will have the opportunity to periodically re-examine such profitability and any economies of scale going forward.

160	Western Asset Core Plus Bond Fund

The Directors further evaluated the benefits of the advisory relationship to the Manager and the Subadvisers, including, among others, the profitability of the relationship to the Manager and the Subadvisers, the direct and indirect benefits that the Manager and each Subadviser may receive from its relationship with the Fund, including any “fallout benefits,” such as reputational value derived from serving as investment manager or adviser to the Fund; and the affiliations between the Manager, the Subadvisers and certain service providers for the Fund. The Directors considered other benefits received by the Manager, the Subadvisers and their affiliates as a result of the opportunity to offer additional products and services to Fund shareholders.

In light of the costs of providing investment management and other services to the Fund and the ongoing commitment of the Manager and the Subadvisers to the Fund, the Directors considered that the ancillary benefits that the Manager and its affiliates received are reasonable. In evaluating the fall-out benefits to be received by the Manager and Subadvisers under the New Agreements, the Directors considered whether the Transaction would have an impact on the fall-out benefits received by virtue of the Current Agreements. The Board considered that Franklin Templeton may derive reputational and other benefits from its ability to use the Legg Mason investment affiliates’ names in connection with operating and marketing the Fund. The Board also considered that the Transaction, if completed, would significantly increase Franklin Templeton’s assets under management and expand Franklin Templeton’s investment capabilities.

Based upon their review, the Directors, including all of the Independent Directors, determined, in the exercise of their business judgment that they were generally satisfied with the quality of services being provided by the Manager and the Subadvisers, but they would continue to closely monitor the performance of the Manager and the Subadvisers. After consideration of all the factors and information, and in the exercise of their business judgment, the Directors, including the Independent Directors, concluded that the New Agreements, including the fees payable thereunder, were fair and reasonable and that entering into the New Agreements for the Fund was in the best interests of the Fund’s shareholders and approved the New Agreements and recommended that shareholders approve the New Agreements.

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Western Asset

Core Plus Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson*

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Ltd

Western Asset Management Company Pte. Ltd.

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment

Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

*	Effective March 6, 2020, Mr. Larson became a Director.

Western Asset Core Plus Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Plus Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Plus Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

WASX012826 8/20 SR20-3956

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 24, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 24, 2020